[DLJ LOGO]


ANNUAL REPORT


Leadership through Experience
-----------------------------
DLJ Core Equity Fund
DLJ Growth and Income Fund
DLJ Small Company Value Fund
DLJ Technology Fund
DLJ Strategic Growth Fund
DLJ International Equity Fund
DLJ Developing Markets Fund
DLJ Fixed Income Fund
DLJ Municipal Trust Fund
DLJ High Income Fund

October 31, 2000

DEAR SHAREHOLDERS:

Without a doubt, the most newsworthy development in the capital markets since our April report has been the demise of the NASDAQ market, led by the collapse of the 'new economy dot-coms'. While painful to watch, we think this return to old economy concepts like earnings and valuation, is healthier for the markets in the long term. We are pleased to note that all of our domestic equity funds are ahead of their respective benchmarks for the calendar year to date, rewarding patience and our sticking to our investment disciplines.

While the equity markets, particularly the international arena, have generally been difficult, the fixed income markets have provided positive returns as interest rates decline in anticipation of an economic slowdown and the Federal Reserve's adoption of an easing bias. The notable exception has been the high yield area, where weakness in the telecom area has impacted the entire market, driving yield spreads significantly higher.

We believe our portfolios are relatively well positioned. The return to more traditional valuation metrics can only help us. If the economy experiences only a modest slowdown, even the high yield area may become attractive, while our core fixed income portfolios should continue to do well.

DLJ CORE EQUITY FUND

For the twelve months ended October 31, 2000 the DLJ Core Equity Fund Class A shares returned 14.39% versus a 6.09% return for the S&P 500. Investments in the technology, pharmaceuticals, and financial sectors were among the Fund's best performers. Among the Fund's more successful technology holdings were Ciena, EMC Corp and Scientific Atlanta. In the pharmaceuticals/medical supplies group, Amgen, Baxter International, and Medtronic performed especially well. Some of our telecom and retail holdings were our poorer performers.

DLJ GROWTH AND INCOME FUND

For the year ended October 31, 2000 the DLJ Growth and Income Fund Class A shares returned 8.44% versus a 6.09% return for the S&P 500. The recent rotation back to more 'value' oriented issues has helped the fund considerably. Consumer staples, led by healthcare issues, and energy have been our strongest performing sectors. Technology, where we have only modest exposure, has been our weakest sector.

We continue to reduce the number of names in the portfolio. At the end of October, we held 62 issues, down from 73 as of October 1999. In an attempt to make the portfolio more defensive, we have been trying to reduce the overall price/earnings ratio of the portfolio. We have reduced or eliminated exposure to some richly valued issues including: Walgreen's, Automatic Data Processing, American International Group, and Enron.

On the buy side, we have modestly raised the yield of the portfolio through the purchase of some high quality companies available at reasonable valuations, including: Avery Dennison, CP&L Energy, Emerson Electric, Kimberly Clark, and 3M. Our worst purchases were in the technology sector, with Computer Associates and Unisys among our biggest losers.

DLJ SMALL COMPANY VALUE FUND

For the fiscal year ended October 31, 2000 the DLJ Small Company Value Fund Class A shares returned 21.69% versus 17.41% for the Russell 2000 Index. The collapse of the NASDAQ market that began in the Spring of 2000 has helped the Fund's performance dramatically relative to the Russell 2000 Index. We have had no exposure to the 'new economy dot coms' that have imploded over the past six months. Generally, our consumer staple holdings, particularly those that are health care related, have been strong performers. Some of our technology stocks have performed poorly.

Due in part to the volatility experienced by our technology holdings, we did make a larger than usual capital gains distribution for the fiscal year just ended. While we were fortunate in eliminating or reducing many of our technology issues at much higher than current prices, many of these issues were relatively short-lived holdings. We have tried to reduce the gain without sacrificing the longer-term potential of the Fund.

While the Fund has enjoyed strong absolute and relative performance thus far in 2000, we believe our holdings remain significantly undervalued. To a large degree, we feel this year has just been the start of a 'catch-up' period following two very difficult years for the small cap value style. As investor enthusiasm for all things technology wanes, we believe the Fund is well situated for several years of potentially strong performance.

DLJ TECHNOLOGY FUND

From the inception of the Fund through the fiscal year ended October 31, 2000 the DLJ Technology Fund Class R shares returned 27.90% versus 11.81% for the Hambrecht and Quist Technology Index. Investments in the Storage Networks and Systems, Telecommunications Equipment, Software, and Semiconductor industries were among the Fund's best performers. Investments in the Internet, Wireless Telecommunication, and Information Services industries under-performed over the period.

DLJ STRATEGIC GROWTH FUND

From the inception of the Fund through the fiscal year ended October 31, 2000 the DLJ Strategic Growth Fund Class R shares returned 9.40% versus - 3.01% for the S&P BARRA Growth Index. Investments in the Software, Hardware, Electronics, Semiconductor, and Securities and Asset Management industries were among the Fund's best performers. Investments in the Department Stores, Telecommunications, and Specialty Retail industries under-performed over the period.

DLJ INTERNATIONAL EQUITY FUND

The DLJ International Equity Fund Class A returned - 1.87% versus - 2.66% for the Fund's benchmark, the MSCI EAFE Free Index, for the year ended October 31, 2000. International developed markets have had a disappointing year, with most markets falling since the end of the first quarter. In Europe, despite some anecdotal evidence of improving export competitiveness due to the weak Euro and productivity gains, the automobile and machinery sectors underperformed, but the real culprit was the telecommunications sector. Following frenzied expectations for 3G spectrum auctions earlier in the year, mature reflection concluded that there are some very large bills to be paid. A general sense of pessimism in global markets, in general, was worsened by profit warnings from some US technology companies.

The Fund maintained an overweighted position in Asia, underweighted in Japan, and it was slightly underweighted in Europe.

DLJ DEVELOPING MARKETS FUND

The total return of the Class A shares of the DLJ Developing Markets Fund for the year ended October 31, 2000 was - 13.67% versus - 8.81% for the Fund's benchmark, the MSCI Emerging Markets Free Index. Following a spectacular 1999, developing markets were down during most of 2000. Markets sold off sharply, especially during the third and fourth quarter, primarily due to growing concerns over the impact of a slowing US economy, rising oil prices, profit warnings, and currency volatility. Asian markets have been the most impacted on a relative basis. At these levels, Global Emerging Markets are poised to recover, are oversold, and valuations look very cheap. Over the next 12 months, we continue to expect that the best returns are likely to come from Brazil, China and South Korea.

The Fund had higher weightings in Latin America and Asia relative to its index.

DLJ FIXED INCOME FUND

The DLJ Fixed Income Fund Class A shares returned 5.31% for the fiscal year ended October 31, 2000 versus 6.46% for the Lehman Brothers Government Corporate Intermediate Bond Index. The Federal Reserve maintained a bias toward higher short-term interest rates throughout this time period, in an effort to slow domestic growth. This effort to slow growth, coupled with the U.S. Treasury's decision to implement a series of Treasury debt buybacks, increased the overall demand for long maturity debt with no perceived credit risk. The Fund increased it's exposure to Treasury debt throughout the year, in an effort to capture the appreciation potential afforded this sector.

DLJ MUNICIPAL TRUST FUND

The DLJ Municipal Trust Fund Class A shares returned 5.20% for the fiscal year ended October 31, 2000. Returns in the municipal bond markets were aided this year by a significant decrease in interest rates as the marketplace responded to decreases in economic activity, anticipating a more accomodative Federal Reserve monetary policy. Additionally, municipal bond performance was aided from a technical standpoint by reduced primary market municipal supply coupled with strong demand by the investing public. The Fund was shorter in average maturity than its peer group this year in order to accomodate liquidations made throughout the year and consequently lagged the Lipper Intermediate Muni
Index return of 6.44% for the fiscal year ended October 31, 2000.

DLJ HIGH INCOME FUND

The DLJ High Income Fund outperformed the Lipper High Yield Bond Fund Index
(the Lipper Index) for the fiscal year ended October 31, 2000. The
Fund's average annual total return for the fiscal year periods noted above was
 - 0.06% on its Class A shares versus - 3.20% for the Lipper Index for the same time period. The Fund also outperformed the CSFB/DLJ High-Yield Bond Index during that period. That index compiled a total return of - 0.99% for the fiscal year period.

The high-yield bond market has been under heavy downward pressure for much of the year 2000 and so our emphasis on higher quality, more defensive credits enabled us to outperform the overall market. The pressure stems from widespread concern over whether the economy will go into recession or just enter a slower growth mode in 2001 and what that means for earnings and cash flow generation, credit availability, and bond default and recovery rates. This has led to a flight out of risk-assets (like equities and high yield bonds) and into U.S. Treasuries in recent months. Given the sea-change in the economic and financial environments in the past 6 months, investors' concerns are certainly understandable. Investors are worried that they don't know where the market 'bottom' is at this point. We expect that over the next several months that question will be answered. However, for the time being we will continue our relatively defensive posture in the Fund. The portfolio is market-weighted by sector with an emphasis on larger issuers and more liquid bonds.

The Officers and Trustees wish you a happy and prosperous New Year.

Sincerely,

[SIGNATURE]

G. Moffett Cochran
President                                                         December, 2000

FUND HIGHLIGHTS (unaudited)

  DLJ CORE EQUITY FUND
         PORTFOLIO CHANGES For the Year Ended October 31, 2000

                MAJOR PURCHASES                                 MAJOR SALES
                American Home Products Corp.(1)                 Amgen, Inc.
                Chevron Corp.(1)                                Ciena Corp.
                Citigroup, Inc.(1)                              Coca Cola Company(2)
                Computer Associates International, Inc.         Freddie Mac(2)
                EMC Corp.(1)                                    MediaOne Group, Inc.(2)
                Fleet Boston Corp.(1)                           Oracle Corp.
                Johnson & Johnson(1)                            Pharmacia & Upjohn, Inc.(2)
                Merck & Co., Inc.                               Phillips Petroleum Co.(2)
                Qwest Communications International, Inc.(1)     Sprint Corp. (PCS Group)
                Sun Microsystems, Inc.(1)                       U.S. Bancorp.(2)
                (1) New Holdings                                (2) Deletions

         TEN LARGEST HOLDINGS October 31, 2000

                                                                                            PERCENT
                                                                                 VALUE      OF FUND
                                                                              -----------   -------
                General Electric Co.........................................  $10,249,937     4.3%
                Merck & Co., Inc............................................    7,590,725     3.2
                Cisco Systems, Inc..........................................    7,574,825     3.2
                EMC Corp....................................................    7,356,563     3.1
                Microsoft Corp..............................................    7,080,350     3.0
                Exxon Mobil Corp............................................    6,118,262     2.6
                Intel Corp..................................................    5,985,000     2.5
                Ciena Corp..................................................    5,151,125     2.1
                American Express Co.........................................    4,828,860     2.0
                Lehman Brothers Holdings, Inc...............................    4,811,700     2.0
                                                                              -----------    ----
                                                                              $66,747,347    28.0%
                                                                              -----------    ----
                                                                              -----------    ----

         INVESTMENT RESULTS For the Periods Ended October 31, 2000


                        [CHART]

                 DLJ Core Equity Fund
                 Class A

           Without Load        With Load         S&P 500
           ------------        ---------         -------
10/90       $10,000            $ 9,425           $10,000
10/91        12,970             12,225            13,352
10/92        13,575             12,795            14,680
10/93        15,524             14,632            16,873
10/94        16,169             15,239            17,524
10/95        18,143             17,099            22,155
10/96        21,829             20,574            27,496
10/97        27,610             26,022            36,327
10/98        33,408             31,487            44,318
10/99        43,688             41,176            55,690
10/00        49,974             47,101            59,082

                                                                             AVERAGE ANNUAL TOTAL RETURNS
                                                                             ------------------------------
                                                                             1 YEAR    5 YEARS    10 YEARS
                                                                             -------   --------   ---------
                                      DLJ CORE EQUITY FUND
                                      Class A
                                        With Load..........................   7.80%     21.03%     16.76%
                                        Without Load.......................  14.39%     22.46%     17.46%
                                      Class B
                                        With Load..........................   9.58%      N/A        N/A
                                        Without Load.......................  13.58%      N/A        N/A
                                      Class D..............................  14.69%      N/A        N/A
                                      S&P 500..............................   6.09%     21.67%     19.44%

                                                          INCEPTION   AVG. ANNUAL     AGGREGATE
                                                            DATE      TOTAL RETURN   TOTAL RETURN   S&P 500
                                                          ---------   ------------   ------------   -------
                                  Class B
                                    With Load............  02/28/96       20.25%         N/A        20.43%
                                    Without Load.........  02/28/96       20.25%         N/A        20.43%
                                  Class C
                                    With Load............  02/28/00        N/A           7.90%       5.38%
                                    Without Load.........  02/28/00        N/A           8.90%       5.38%
                                  Class D................  05/13/99       13.01%         N/A         4.31%
                                  Class R................  08/01/00        N/A           0.00%       0.18%

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. The Fund also commenced offering Class C shares on February 28, 2000, subject to a 1.00% CDSC during the first year, and Class R shares on August 1, 2000. Class R shares are offered to eligible institutions who purchase shares on behalf of their clients. Class D shares are currently offered only to employees of Credit Suisse and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employees' Savings and Profit Sharing Plan. Class D and Class R shares are not subject to any sales charges. The performance data for Class A, B and C shares are referenced in the table above with and without the imposition of their applicable sales charge.

  The S&P 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses.

  Further information relating to Fund performance, including expense reimbursements, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

FUND HIGHLIGHTS (unaudited)

  DLJ GROWTH AND INCOME FUND
         PORTFOLIO CHANGES For the Year Ended October 31, 2000

                MAJOR PURCHASES                                    MAJOR SALES
                Bell Atlantic Corp.(1)                             Abbot Laboratories Co.(2)
                Burlington Resources, Inc.(1)                      BP Amoco PLC
                Costco Wholesale Corp.(1)                          Cisco Systems, Inc.(2)
                Emerson Electric Co.(1)                            Freddie Mac
                General Mills, Inc.(1)                             Intel Corp.(2)
                Minnesota Mining & Manufacturing Co.(1)            NTL, Inc.(2)
                Rohm & Haas Co.(1)                                 Oracle Corp.(2)
                Safeway, Inc.(1)                                   Republic NY Corp.(2)
                Unisys Corp.                                       Texas Instruments, Inc.(2)
                Viacom Inc.(1)                                     Walgreen Co.(2)
                (1) New Holdings                                   (2) Deletions

         TEN LARGEST HOLDINGS October 31, 2000

                                                                                            PERCENT
                                                                                 VALUE      OF FUND
                                                                              -----------   -------
                Merck & Co., Inc............................................  $ 9,587,338     3.8%
                American International Group, Inc...........................    9,354,296     3.7
                United Technologies Corp....................................    8,475,238     3.4
                Tyco International Ltd......................................    8,446,438     3.4
                Automatic Data Processing, Inc..............................    7,589,312     3.0
                Enron Corp..................................................    7,484,100     3.0
                Cardinal Health, Inc........................................    7,106,250     2.8
                SYSCO Corp..................................................    6,993,125     2.8
                General Dynamics Corp.......................................    6,562,281     2.6
                Avon Products, Inc..........................................    6,523,250     2.6
                                                                              -----------    ----
                                                                              $78,121,628    31.1%
                                                                              -----------    ----
                                                                              -----------    ----

         INVESTMENT RESULTS For the Periods Ended October 31, 2000

                        [CHART]

              DLJ Growth and Income Fund
              Class A

             S&P 500         Without Load       With Load
             -------         ------------       ---------
10/90       $10,000            $10,000           $ 9,425
10/91        13,352             12,685            11,955
10/92        14,680             13,591            12,809
10/93        16,873             15,892            14,978
10/94        17,524             16,621            15,665
10/95        22,155             19,297            18,188
10/96        27,496             23,657            22,297
10/97        36,327             30,880            29,104
10/98        44,318             36,790            34,675
10/99        55,690             42,079            39,659
10/00        59,082             45,629            43,005

            Comparison of Change in Value
                of $10,000 Investment


                                                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                                               ------------------------------
                                                                                               1 YEAR    5 YEARS    10 YEARS
                                                                                               -------   --------   ---------
                                                        DLJ GROWTH AND INCOME FUND
                                                        Class A
                                                          With Load..........................   2.22%     17.38%     15.71%
                                                          Without Load.......................   8.44%     18.78%     16.39%
                                                        Class B
                                                          With Load..........................   3.66%      N/A        N/A
                                                          Without Load.......................   7.66%      N/A        N/A
                                                        Class D..............................   8.75%      N/A        N/A
                                                        S&P 500..............................   6.09%     21.67%     19.44%

                                                                            INCEPTION   AVG. ANNUAL     AGGREGATE
                                                                              DATE      TOTAL RETURN   TOTAL RETURN   S&P 500
                                                                            ---------   ------------   ------------   -------
                                                   Class B
                                                     With Load............  02/28/96       16.23%         N/A         20.43%
                                                     Without Load.........  02/28/96       16.23%         N/A         20.43%
                                                   Class C
                                                     With Load............  02/28/00       N/A            16.02%       5.38%
                                                     Without Load.........  02/28/00       N/A            17.02%       5.38%
                                                   Class D................  04/30/99        5.25%         N/A          5.88%
                                                   Class R................  08/01/00       N/A             9.96%       0.18%


  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge
  (CDSC) ranging from 4% during the first year to 0% after 4 years. The Fund also commenced offering Class C shares on February 28, 2000, subject to a 1.00% CDSC during the first year, and Class R shares on August 1, 2000. Class R shares are offered to eligible institutions who purchase shares on behalf of their clients. Class D shares are currently offered only to employees of Credit Suisse and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employees' Savings and Profit Sharing Plan. Class D and Class R shares are not subject to any sales charges. The performance data for Class A, B and C shares are referenced in the table above with and without the imposition of their applicable sales charge.

  The S&P 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses.

  Further information relating to Fund performance, including expense reimbursements, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

FUND HIGHLIGHTS (unaudited)

  DLJ SMALL COMPANY VALUE FUND
         PORTFOLIO CHANGES For the Year Ended October 31, 2000

                MAJOR PURCHASES                                 MAJOR SALES
                BISYS Group, Inc.(1)                            Applied Power, Inc.(2)
                CCB Financial Corp.                             Dallas Semiconductor Corp.
                CFW Communications Co.(1)                       DII Group, Inc.(2)
                Equitable Resources, Inc.(1)                    Electro Scientific Industries, Inc.
                Mercury Computer Systems, Inc.(1)               Helmerich & Payne, Inc.(2)
                Modine Manufacturing Co.                        IGATE Capital Corp.
                Oceaneering International, Inc.(1)              Methode Electronics, Inc.
                Performance Food Group, Inc.(1)                 Pericom Semiconductor, Inc.
                Pharmaceutical Product Development, Inc.(1)     Technitrol, Inc.
                Rogers Corp.(1)                                 WICOR, Inc.(2)
                (1) New Holdings                                (2) Deletions

         TEN LARGEST HOLDINGS October 31, 2000

                                                                                            PERCENT
                                                                                 VALUE      OF FUND
                                                                              -----------   -------
                Performance Food Group, Inc.................................  $ 5,143,500     2.5%
                Brown & Brown, Inc..........................................    4,998,500     2.4
                BISYS Group, Inc............................................    4,995,250     2.4
                Equitable Resources, Inc....................................    4,872,000     2.4
                Pharmaceutical Product Development, Inc.....................    4,853,438     2.4
                National Fuel Gas Co........................................    4,804,800     2.3
                Invacare Corp...............................................    4,750,950     2.3
                Arrow International, Inc....................................    4,676,250     2.3
                Banta Corp..................................................    4,618,266     2.2
                Carlisle Companies, Inc.....................................    4,503,825     2.2
                                                                              -----------    ----
                                                                              $48,216,779    23.4%
                                                                              -----------    ----
                                                                              -----------    ----

         INVESTMENT RESULTS For the Periods Ended October 31, 2000


                             [CHART]
                   DLJ SMALL COMPANY VALUE FUND
                   Class A

                                                 RUSSELL
                WITHOUT LOAD     WITH LOAD        2000
                ------------     ---------       -------
 10/90           10,000            9,425           10,000
 10/91           15,156           14,285           15,858
 10/92           18,287           17,235           17,364
 10/93           22,920           21,602           22,989
 10/94           23,991           22,612           22,917
 10/95           26,655           25,122           27,119
 10/96           30,334           28,590           31,625
 10/97           40,187           37,876           40,900
 10/98           35,686           33,634           36,057
 10/99           37,636           35,472           41,418
 10/00           45,799           43,165           48,629

      Comparison of Change in Value
          of $10,000 Investment


                                                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                                               ------------------------------
                                                                                               1 YEAR    5 YEARS    10 YEARS
                                                                                               -------   --------   ---------
                                                        DLJ SMALL COMPANY VALUE FUND
                                                        Class A
                                                          With Load..........................  14.70%     10.13%     15.75%
                                                          Without Load.......................  21.69%     11.43%     16.44%
                                                        Class B
                                                          With Load..........................  16.80%      N/A        N/A
                                                          Without Load.......................  20.80%      N/A        N/A
                                                        RUSSELL 2000.........................  17.41%     12.39%     17.14%

                                                                            INCEPTION   AVG. ANNUAL     AGGREGATE     RUSSELL
                                                                              DATE      TOTAL RETURN   TOTAL RETURN    2000
                                                                            ---------   ------------   ------------   -------
                                                  Class B
                                                    With Load.............  02/28/96       9.72%          N/A          10.96%
                                                    Without Load..........  02/28/96       9.72%          N/A          10.96%
                                                  Class C
                                                    With Load.............  02/28/00      N/A             21.16%      -13.19%
                                                    Without Load..........  02/28/00      N/A             22.16%      -13.19%
                                                  Class R.................  08/01/00      N/A              5.95%       -0.20%

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge
  (CDSC) ranging from 4% during the first year to 0% after 4 years. The Fund also commenced offering Class C shares on February 28, 2000, subject to a 1.00% CDSC during the first year, and Class R shares on August 1, 2000. Class R shares are offered to eligible institutions who purchase shares on behalf of their clients. Class R shares are not subject to any sales charges. The performance data for Class A, B and C shares are referenced in the table above with and without the imposition of their applicable sales charge.

  The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Index does not take into account charges, fees and other expenses.

  Further information relating to Fund performance, including expense reimbursements, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

FUND HIGHLIGHTS (unaudited)

  DLJ TECHNOLOGY FUND
         PORTFOLIO ALLOCATION October 31, 2000*

                   [CHART]

Business & I.T. Services               1.2%
Internet Business to B&C               2.1%
Software Products                     19.4%
Telecommunications Equipment          10.1%
Electronic Manufacturing Services      8.5%
Computer Systems Manufacturers         8.5%
Communications Services                7.9%
Semicondutor Manufacturers-Large       7.3%
Internet Business-to-Business          6.8%
Storage Networks & Systems             5.8%
Semiconductor Capital Equipment        5.1%
Semiconductor Manufacturers-Fabless    4.5%
Personal Computer Manufacturers        3.6%
Computer Networking                    3.4%
Internet Business-to-Consumer          3.3%
Cash & Other Assets/Liabilities        2.5%

         *Technology Industries defined by Chase Hambrecht & Quist.

         TEN LARGEST HOLDINGS October 31, 2000

                                                                                             PERCENT
                                                                                 VALUE       OF FUND
                                                                              -----------   ----------
                Network Appliance, Inc......................................  $ 1,645,175       4.5%
                Sun Microsystems, Inc.......................................    1,485,725       4.0
                CIENA Corp..................................................    1,329,831       3.6
                Veritas Software Corp.......................................    1,329,072       3.6
                EMC Corp....................................................    1,242,422       3.4
                Cognos, Inc.................................................    1,232,550       3.4
                Sanmina Corp................................................    1,140,267       3.1
                Oracle Corp.................................................    1,072,500       2.9
                Siebel Systems, Inc.........................................    1,015,270       2.8
                Palm, Inc...................................................      995,406       2.7
                                                                              -----------      ----
                                                                              $12,488,218      34.0%
                                                                              -----------      ----
                                                                              -----------      ----

         INVESTMENT RESULTS For the Period Ended October 31, 2000

                                                                            HAMBRECHT &
                                     INCEPTION    AGGREGATE                    QUIST
                                       DATE      TOTAL RETURN   NASDAQ    TECHNOLOGY INDEX
                                     ---------   ------------   -------   ----------------
DLJ TECHNOLOGY FUND
Class A
   With Load.......................  08/01/00       -9.36%      -10.52%        -4.67%
   Without Load....................  08/01/00       -3.83%      -10.52%        -4.67%
Class B
   With Load.......................  08/01/00       -7.83%      -10.52%        -4.67%
   Without Load....................  08/01/00       -3.98%      -10.52%        -4.67%
Class C
   With Load.......................  08/01/00       -4.95%      -10.52%        -4.67%
   Without Load....................  08/01/00       -3.98%      -10.52%        -4.67%
Class D............................  09/01/00      -19.00%      -19.87%       -18.95%
Class R............................  11/18/99       27.90%       0.83%         11.81%

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. The Fund commenced offering Class A, B and C shares on August 1, 2000. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge
  (CDSC) ranging from 4% during the first year to 0% after 4 years. Class C shares are subject to a 1.00% CDSC during the first year. Class D shares are currently offered only to employees of Credit Suisse and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employees' Savings and Profit Sharing Plan. Class D and Class R shares are not subject to any sales charges. The Fund commenced offering Class R shares on November 18, 1999 to eligible institutions who purchase shares on behalf of their clients. The performance data for Class A, B and C shares are referenced in the table above with and without the imposition of their applicable sales charge.

  NASDAQ is a widely accepted value-weighted index of stock market performance, which does not take into account charges, fees and other expenses. The Hambracht & Quist Technology Index is comprised of the publicly traded stocks of 250 technology companies. It is market-capitalization weighted and is representative of the overall industry at any point in time.

  Further information relating to Fund performance, including expense reimbursements, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

FUND HIGHLIGHTS (unaudited)

  DLJ STRATEGIC GROWTH FUND
         PORTFOLIO ALLOCATION October 31, 2000*

                     [CHART]

Information Services                  2.2%
Cash & Other Assets/Liabilities       1.7%
Technology                           49.5%
Consumer Staples                     25.7%
Consumer Cyclical                     9.1%
Capital Goods                         8.1%
Financial                             3.7%

         *Industry sectors defined by Barra, Inc.

         TEN LARGEST HOLDINGS October 31, 2000

                                                                                            PERCENT
                                                                                VALUE       OF FUND
                                                                              ----------   ----------
                General Electric Co.........................................  $  416,575       4.7%
                Merck & Co., Inc............................................     332,769       3.8
                Microsoft Corp..............................................     321,991       3.7
                Cisco Systems, Inc..........................................     320,556       3.7
                EMC Corp....................................................     307,266       3.5
                Sun Microsystems, Inc.......................................     282,731       3.2
                Intel Corp..................................................     270,000       3.1
                Oracle Corp.................................................     247,500       2.8
                Veritas Software Corp.......................................     243,252       2.8
                Johnson & Johnson...........................................     221,100       2.5
                                                                              ----------      ----
                                                                              $2,963,740      33.8%
                                                                              ----------      ----
                                                                              ----------      ----

         INVESTMENT RESULTS For the Period Ended October 31, 2000

                                                  INCEPTION    AGGREGATE     S&P 500/BARRA
                                                    DATE      TOTAL RETURN   GROWTH INDEX
                                                  ---------   ------------   -------------
DLJ STRATEGIC GROWTH FUND
Class A
   With Load....................................  08/01/00       -6.94%         -7.01%
   Without Load.................................  08/01/00       -1.26%         -7.01%
Class B
   With Load....................................  08/01/00       -5.21%         -7.01%
   Without Load.................................  08/01/00       -1.26%         -7.01%
Class C
   With Load....................................  08/01/00       -2.25%         -7.01%
   Without Load.................................  08/01/00       -1.26%         -7.01%
Class R.........................................  11/18/99        9.40%         -3.01%

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. The Fund commended offering Class A, B and C shares on August 1, 2000. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge
  (CDSC) ranging from 4% during the first year to 0% after 4 years. Class C shares are subject to a 1.00% CDSC during the first year. The Fund commenced offering Class R shares on November 18, 1999 to eligible institutions who purchase shares on behalf of their clients. Class R shares are not subject to any sales charges. The performance data for Class A, B and C shares are referenced in the table above with and without the imposition of their applicable shares charge.

  The S&P500/Barra Growth Index is a widely accepted, unmanaged index that is a subset of the S&P 500 Composite Stock Price Index. It includes companies with higher than average price to book ratios and does not take into account charges, fees and other expenses.

  Further information relating to Fund performance, including expense reimbursements, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

FUND HIGHLIGHTS (unaudited)

  DLJ INTERNATIONAL EQUITY FUND
         ASSET ALLOCATION BY COUNTRY October 31, 2000

         TEN LARGEST HOLDINGS October 31, 2000

                                [CHART]

               Denmark                               0.3%
               Ireland                               0.4%
               Singapore                             0.5%
               Australia                             0.7%
               Portugal                              0.8%
               Belgium                               1.8%
               Finland                               2.0%
               Sweden                                2.0%
               Spain                                 2.7%
               Netherlands                           4.5%
               Germany                               4.9%
               Cash & Other Assets/Liabilities       5.9%
               Switzerland                           6.2%
               Italy                                 7.0%
               Hong Kong                             7.1%
               France                               13.5%
               Japan                                18.2%
               United Kingdom                       21.5%

                                                                                                PERCENT
                                                                     COUNTRY      US $ VALUE    OF FUND
                                                                  --------------  -----------   -------
                Vodafone Group Plc..............................  United Kingdom  $ 1,851,499     2.9%
                San Paolo -- IMI SPA............................  Italy             1,624,630     2.6
                Total Fina SA...................................  France            1,485,072     2.3
                Shell Transport & Trading Co. Plc...............  United Kingdom    1,409,491     2.2
                Oy Nokia (Ab) Ser `A'...........................  Finland           1,249,444     2.0
                ING Groep NV....................................  Netherlands       1,112,357     1.8
                China Telecom (Hong Kong) Ltd...................  Hong Kong         1,108,205     1.8
                Takeda Chemical Industries Ltd..................  Japan             1,053,576     1.7
                Royal Bank of Scotland Group Plc................  United Kingdom    1,016,505     1.6
                Nestle SA.......................................  Switzerland         959,165     1.5
                                                                                  -----------    ----
                                                                                  $12,869,944    20.4%
                                                                                  -----------    ----
                                                                                  -----------    ----

         INVESTMENT RESULTS For the Periods Ended October 31, 2000

                        [CHART]

             DLJ International Equity Fund
             Class A

          Without Load    With Load          EAFE
          ------------    ---------          ----
 9/95       10,000          9,425            10,000
10/95        9,580          9,029             9,852
10/96       10,380          9,783            10,916
10/97       11,420         10,763            11,454
10/98       12,357         11,646            12,594
10/99       15,045         14,180            15,537
10/00       14,764         13,915            15,124

            Comparison of Change in Value
                of $10,000 Investment

                                                                               AVERAGE ANNUAL TOTAL RETURNS
                                                                              -------------------------------
                                                                                  1 YEAR          5 YEARS
                                                                              --------------   --------------
                                                        DLJ INTERNATIONAL
                                                        EQUITY FUND
                                                        Class A
                                                          With Load.........      -7.49%           7.76%
                                                          Without Load......      -1.87%           9.03%
                                                        Class B
                                                          With Load.........      -6.24%           8.18%
                                                          Without Load......      -2.84%           8.18%
                                                        Class D.............      -1.70%           N/A
                                                        MSCI EAFE INDEX.....      -2.66%           8.95%

                                                                          INCEPTION   AVG. ANNUAL     AGGREGATE     MSCI EAFE
                                                                            DATE      TOTAL RETURN   TOTAL RETURN     INDEX
                                                                          ---------   ------------   ------------   ---------
                                             Class A
                                               With Load................  09/08/95       6.65%          N/A            8.42%
                                               Without Load.............  09/08/95       7.89%          N/A            8.42%
                                             Class B
                                               With Load................  09/08/95       7.04%          N/A            8.42%
                                               Without Load.............  09/08/95       7.04%          N/A            8.42%
                                             Class C
                                               With Load................  02/28/00       N/A           -14.05%       -10.31%
                                               Without Load.............  02/28/00       N/A           -13.18%       -10.31%
                                             Class D....................  05/13/99       5.80%           N/A           5.73%
                                             Class R....................  08/01/00       N/A            -7.66%        -6.25%

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. The Fund commenced offering Class C shares on February 28, 2000, subject to a 1.00% CDSC during the first year, and Class R shares on August 1, 2000. Class R shares are offered to eligible institutions who purchase shares on behalf of their clients. Class D shares are currently offered only to employees of Credit Suisse and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employees' Savings and Profit Sharing Plan. Class D and Class R shares are not subject to any sales charges. The performance data for Class A, B and C shares are referenced in the table above with and without the imposition of their applicable sales charge.

  The MSCI EAFE Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. The index is the property of Morgan Stanley & Co. Incorporated. The index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

  Further information relating to Fund performance, including expense reimbursements, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

FUND HIGHLIGHTS (unaudited)

  DLJ DEVELOPING MARKETS FUND
         ASSET ALLOCATION BY COUNTRY October 31, 2000

               [CHART]

Argentina                           0.7%
Philippines                         0.7%
Czech Republic                      0.6%
Venezuela                           0.4%
Morocco                             0.3%
Cash & Other Assets/Liabilities   (0.2)%
Brazil                             13.3%
Taiwan                             12.2%
South Korea                        11.3%
Mexico                             11.3%
China                               8.7%
South Africa                        5.6%
Malaysia                            5.5%
India                               4.8%
Israel                              4.7%
Turkey                              4.0%
Greece                              4.0%
Russia                              3.1%
Chile                               2.4%
Hungary                             1.9%
Thailand                            1.8%
United Kingdom                      1.6%
Poland                              1.3%

         TEN LARGEST HOLDINGS October 31, 2000

                                                                                               PERCENT OF
                                                                      COUNTRY    US $ VALUE       FUND
                                                                    -----------  -----------   ----------
                Taiwan Semiconductor Manufacturing Co. Ltd........  Taiwan       $  635,250        4.1%
                China Telecom (Hong Kong) Ltd.....................  China           599,204        3.9
                Samsung Electronics GDR...........................  South Korea     590,000        3.8
                Petroleo Brasileiro SA Prf........................  Brazil          450,810        2.9
                Check Point Software Technologies Ltd.............  Israel          413,359        2.7
                Cifra SA de CV Ser.`V'............................  Mexico          390,168        2.5
                United Microelectronics Corp......................  Taiwan          366,367        2.4
                Korea Electrical Power ADR........................  South Korea     365,625        2.3
                Fomento Economico Mexicano SA de CV...............  Mexico          362,311        2.3
                Compania Vale do Rio Doce SA Prf..................  Brazil          345,821        2.2
                                                                                 ----------       ----
                                                                                 $4,518,915       29.1%
                                                                                 ----------       ----
                                                                                 ----------       ----

         INVESTMENT RESULTS For the Periods Ended October 31, 2000

                               [CHART]

                       DLJ Developing Markets Fund
                       Class A

             Without Load          EAFE           With Load
             ------------        ---------        ---------
 9/95          $10,000            $9,425           $10,000
10/95            9,530             8,982             9,462
10/96            9,960             9,387            10,075
10/97            9,544             8,995             9,220
10/98            7,158             6,746             6,363
10/99           10,006             9,433             9,203
10/00            8,638             8,144             8,392

                     Comparison of Change in Value
                         of $10,000 Investment

                                                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                                                             ------------------------------
                                                                                                 1 YEAR          5 YEARS
                                                                                             --------------   -------------
                               DLJ DEVELOPING MARKETS FUND
                               Class A
                                 With Load.................................................     -18.66%          -3.09%
                                 Without Load..............................................     -13.67%          -1.94%
                               Class B
                                 With Load.................................................     -17.71%          -2.70%
                                 Without Load..............................................     -14.29%          -2.70%
                               MSCI EMERGING MARKETS FREE INDEX............................      -8.81%          -2.37%

                                                           INCEPTION   AVG. ANNUAL     AGGREGATE       MSCI EMERGING
                                                             DATE      TOTAL RETURN   TOTAL RETURN   MARKETS FREE INDEX
                                                           ---------   ------------   ------------   ------------------
                               Class A
                                 With Load...............  09/08/95       -3.92%         N/A               -3.34%
                                 Without Load............  09/08/95       -2.81%         N/A               -3.34%
                               Class B
                                 With Load...............  09/08/95       -3.56%         N/A               -3.34%
                                 Without Load............  09/08/95       -3.56%         N/A               -3.34%
                               Class C
                                 With Load...............  02/28/00       N/A           -33.79%           -27.16%
                                 Without Load............  02/28/00       N/A           -33.12%           -27.16%
                               Class R...................  08/01/00       N/A           -18.50%           -14.93%

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. The Fund commenced offering Class C shares on February 28, 2000, subject to a 1.00% CDSC during the first year, and Class R shares on August 1, 2000. Class R shares are offered to eligible institutions who purchase shares on behalf of their clients. Class R shares are not subject to any sales charge. The performance data for Class A, B and C shares are referenced in the table above with and without the imposition of their applicable sales charge.

  The MSCI Emerging Markets Free Index is an unmanaged index composed of a sample of companies representative of the market structure of developing countries worldwide. The index is the property of Morgan Stanley & Co. Incorporated. The index does not take into account charges, fees and other expenses.

  Further information relating to Fund performance, including expense reimbursements, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

FUND HIGHLIGHTS (unaudited)

  DLJ FIXED INCOME FUND
         TEN LARGEST HOLDINGS October 31, 2000

                                                         PERCENT                                                PERCENT
                                              VALUE      OF FUND                                     VALUE      OF FUND
                                            ----------   -------                                   ----------   -------
            U.S. Treasury Notes                                    MBNA Master Credit Card Trust
             7.000%, 07/15/06.............  $7,486,737     5.6%     6.450%, 02/15/08..............  $4,938,250     3.7%
            Federal Home Loan Bank                                 MCI Communications Corp.
             7.360%, 07/01/04.............   6,166,020     4.6      6.125%, 04/15/02..............   4,937,500     3.7
            U.S. Treasury Bond                                     Ford Motor Credit Corp.
             7.500%, 11/15/16.............   6,048,420     4.5      7.375%, 10/28/09..............   4,887,500     3.7
            U.S. Treasury Note                                     U.S. Treasury Bill
             6.125%, 12/31/01.............   5,343,901     4.0      6.375%, 03/31/01..............   4,650,651     3.5
            U.S. Treasury Note                                     AT&T Corp.
             6.250%, 08/31/02.............   5,023,650     3.8      6.000%, 03/15/09..............   4,393,750     3.3

         PORTFOLIO CHARACTERISTICS October 31, 2000

                30 DAY YIELD, CLASS A:   5.49%  AVERAGE RATING:              AA*
                30 DAY YIELD, CLASS B:   5.01%  AVERAGE YEARS TO MATURITY:   6.9 years*
                30 DAY YIELD, CLASS C:   4.86%  AVERAGE COUPON:              6.35%'D'*
                30 DAY YIELD, CLASS D:   6.02%  AVERAGE DURATION:            3.4 years*
                30 DAY YIELD, CLASS R:   5.77%

                * Weighted Averages
                'D' Exclusive of Commercial Paper

         INVESTMENT RESULTS For the Periods Ended October 31, 2000

                         [CHART]

                  DLJ Fixed Income Fund
                  Class A

                                        Lehman Brothers
          Without Load    With Load       Gov't Corp.
10/90       10,000           9,425          10,000
10/91       11,392          10,851          11,379
10/92       12,574          11,977          12,517
10/93       14,056          13,388          13,760
10/94       13,440          12,802          13,495
10/95       15,084          14,368          15,185
10/96       15,739          14,991          16,069
10/97       16,816          16,017          17,272
10/98       18,238          17,372          18,844
10/99       18,190          17,376          19,030
10/00       19,157          18,247          20,259

                                                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                                                             ------------------------------
                                                                                             1 YEAR    5 YEARS    10 YEARS
                                                                                             -------   --------   ---------
                               DLJ FIXED INCOME FUND
                               Class A
                                 With Load.................................................   0.31%     3.88%       6.20%
                                 Without Load..............................................   5.31%     4.90%       6.72%
                               Class B
                                 With Load.................................................   0.57%     N/A         N/A
                                 Without Load..............................................   4.57%     N/A         N/A
                               Class D.....................................................   5.62%     N/A         N/A
                               LEHMAN BROS. GOV'T. CORPORATE INTERMEDIATE BOND INDEX.......   6.46%     5.94%       7.32%

                                                                                                                     LEHMAN BROS.
                                                                                                                     GOV'T. CORP.
                                                                           INCEPTION   AVG. ANNUAL     AGGREGATE     INTERMEDIATE
                                                                             DATE      TOTAL RETURN   TOTAL RETURN    BOND INDEX
                                                                           ---------   ------------   ------------   ------------
                               Class B
                                 With Load...............................  02/28/96       4.15%         N/A             5.90%
                                 Without Load............................  02/28/96       4.15%         N/A             5.90%
                               Class C
                                 With Load...............................  02/28/00      N/A             2.86%          6.19%
                                 Without Load............................  02/28/00      N/A             3.86%          6.19%
                               Class D...................................  04/30/99       3.72%         N/A             4.57%
                               Class R...................................  08/01/00      N/A             2.44%          2.57%

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. The Fund also commenced offering Class C shares on February 28, 2000, subject to a 1.00% CDSC during the first year, and Class R shares on August 1, 2000. Class R shares are offered to eligible institutions who purchase shares on behalf of their clients. Class D shares are currently offered only to employees of Credit Suisse and its subsidiaries who are eligible to participate in the Credit Suisse Employees' Savings and Profit Sharing Plan. Class D and Class R shares are not subject to any sales charges. The performance data for Class A, B and C shares are referenced in the table above with and without the imposition of their applicable sales charge.

  The Lehman Brothers Government/Corporate Intermediate Bond Index is comprised of securities in the Lehman Brothers Government/Corporate Bond Index that have maturities of 5-10 years. The Lehman Brothers
  Government/Corporate Bond Index includes the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index, which do not take into account charges, fees and other expenses.

  Further information relating to Fund performance, including expense reimbursements, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

FUND HIGHLIGHTS (unaudited)

  DLJ MUNICIPAL TRUST FUND
         TEN LARGEST HOLDINGS October 31, 2000

                                                        PERCENT
                                             VALUE      OF FUND
                                           ----------   -------
            Plano, Texas Independent
             School District
             6.000%, 02/15/05............  $2,107,500     8.9%
            Houston, Texas Revenue
             5.000%, 03/01/05............   2,032,500     8.6
            Grand River Dam Authority,
             Oklahoma
             6.250%, 06/01/11............   1,678,125     7.1
            Denver, Colorado City &
             County Airport
             6.750%, 11/15/22............   1,629,375     6.9
            Port Authority of Houston,
             Texas
             5.375%, 10/01/05............   1,321,219     5.6

                                            PERCENT
                                 VALUE      OF FUND
                               ----------   -------
 Chicago, Illinois
  Metropolitan Water
  Reclamation District
  7.000%, 01/01/11...........  $1,157,500     4.9%
 Texas State Refunding
  Ser. A
  6.000%, 10/01/08...........   1,086,250     4.6
 New York State Dormitory
  Authority Revenue
  6.500%, 05/15/06...........   1,086,250     4.6
 Indiana University Revenue
  Student Fee Ser. K
  6.500%, 08/01/05...........   1,082,500     4.6
 New York City, NY Ser. G
  5.750%, 02/01/08...........   1,056,250     4.5

         PORTFOLIO CHARACTERISTICS October 31, 2000

                30 DAY YIELD, CLASS A:   3.66%  AVERAGE RATING:              AA*
                30 DAY YIELD, CLASS B:   3.11%  AVERAGE YEARS TO MATURITY:   5.2 years*
                30 DAY YIELD, CLASS C:   2.61%  AVERAGE COUPON:              5.75%*
                30 DAY YIELD, CLASS R:   3.89%  AVERAGE DURATION:            4.3 years*

                * Weighted Averages

         INVESTMENT RESULTS For the Periods Ended October 31, 2000

                       [CHART]
               DLJ Municipal Trust Fund
               Class A

        Without Load      With Load      Lipper
        ------------      ---------      ------
07/93      10,000            9,525       10,000
10/93      10,183            9,699       10,309
10/94       9,952            9,479       10,060
10/95      10,953           10,433       11,160
10/96      11,373           10,832       11,639
10/97      12,211           11,631       12,403
10/98      12,982           12,365       13,248
10/99      12,849           12,239       13,127
10/00      13,517           12,875       13,972

                                                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                                                             ------------------------------
                                                                                                 1 YEAR          5 YEARS
                                                                                             --------------   -------------
                               DLJ MUNICIPAL TRUST FUND
                               Class A
                                 With Load.................................................      0.21%            3.28%
                                 Without Load..............................................      5.20%            4.29%
                               Class B
                                 With Load.................................................      0.45%           N/A
                                 Without Load..............................................      4.45%           N/A
                               LIPPER INTERMEDIATE MUNICIPAL FUND INDEX....................      6.44%            4.64%

                                                                                                           LIPPER
                                                                                                        INTERMEDIATE
                                                              INCEPTION   AVG. ANNUAL     AGGREGATE      MUNICIPAL
                                                                DATE      TOTAL RETURN   TOTAL RETURN    FUND INDEX
                                                              ---------   ------------   ------------   ------------
                               Class A
                                 With Load..................  07/28/93       3.54%         N/A             4.71%
                                 Without Load...............  07/28/93       4.24%         N/A             4.71%
                               Class B
                                 With Load..................  02/28/96       3.45%         N/A             4.39%
                                 Without Load...............  02/28/96       3.45%         N/A             4.39%
                               Class C
                                 With Load..................  02/28/00      N/A             2.65%          5.68%
                                 Without Load...............  02/28/00      N/A             3.65%          5.68%
                               Class R......................  08/01/00      N/A             1.46%          1.78%

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares, which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. The Fund also commenced offering
  Class C shares on February 28, 2000, subject to a 1.00% CDSC during the first year, and Class R shares on August 1, 2000. Class R shares are offered to eligible institutions who purchase shares on behalf of their clients. Class R shares are not subject to any sales charges. The performance data for Class A, B and C shares are referenced in the table above with and without the imposition of their applicable sales charge.

  The Lipper Intermediate Municipal Fund Index is an equally weighted performance index of the 30 largest funds in the Lipper grouping of intermediate municipal debt funds, adjusted for capital gains and income dividends.

  Further information relating to Fund performance, including expense reimbursements, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

FUND HIGHLIGHTS (unaudited)

  DLJ HIGH INCOME FUND
         TEN LARGEST HOLDINGS October 31, 2000

                Esat Telecom Group PLC Ser. B
                 11.875%, 12/01/08...........  $296,250    2.2%
                Triarc Consumer Group, Inc.
                 10.250%, 02/15/09...........   281,250    2.1
                R&B Falcon Corp.
                 9.500%, 12/15/08............   268,125    2.0
                Dobson/Sygnet
                 Communications, Inc.
                 13.000%, 05/01/09...........   265,875    1.9
                King Pharmaceutical, Inc.
                 10.750%, 02/15/09...........   265,000    1.9

                                                          PERCENT                                             PERCENT
                                                VALUE     OF FUND                                   VALUE     OF FUND
                                               --------   -------                                  --------   -------
                Argosy Gaming Co.
                 10.750%, 06/01/09...........  $262,500    1.9 %
                Packaging Corp. of America
                 9.625%, 04/01/09............   256,250    1.9
                Express Scripts, Inc.
                 9.625%, 06/15/09............   253,125    1.8
                Station Casinos, Inc.
                 10.125%, 03/15/06...........   252,500    1.8
                Canadaigua Brands, Inc.
                 8.500%, 03/01/09............   252,200    1.8

         PORTFOLIO AND FUND INFORMATION October 31, 2000

                30 Day Yield, Class A:  11.12%                   Average Rating:              B*
                30 Day Yield, Class B:  10.87%                   Average Years to Maturity:   6.4 years*
                30 Day Yield, Class C:  10.87%                   Average Coupon:              8.70%'D'*
                30 Day Yield, Class D:  11.94%
                30 Day Yield, Class R:  11.68%
                * Weighted Average
                'D' Exclusive of Commercial Paper

         INVESTMENT RESULTS For the Periods Ended October 31, 2000

                         [CHART]

                  DLJ High Income Fund
                  Class A

           WITHOUT LOAD    WITH LOAD    LIPPER
           ------------    ---------    ------
 3/99        10,000          9,525      10,000
10/99        10,219          9,734      10,011
10/00        10,213          9,728       9,806

          Comparison of Change in Value
              of $10,000 Investment

                                                                                             AVG. ANNUAL
                                                                                             TOTAL RETURN
                                                                                                1 YEAR
                                                                                             ------------
                               DLJ HIGH INCOME FUND
                               Class A
                                 With Load.................................................     -4.79%
                                 Without Load..............................................     -0.06%
                               Class B
                                 With Load.................................................     -4.42%
                                 Without Load..............................................     -0.81%
                               Class D.....................................................      0.29%
                               LIPPER HIGH YIELD BOND FUND INDEX...........................     -3.20%

                                                                                                         LIPPER
                                                            INCEPTION   AVG. ANNUAL     AGGREGATE      HIGH YIELD
                                                              DATE      TOTAL RETURN   TOTAL RETURN  BOND FUND INDEX
                                                            ---------   ------------   ------------  ---------------
                               Class A
                                 With Load................  03/08/99       -1.67%         N/A           -1.91%
                                 Without Load.............  03/08/99        1.29%         N/A           -1.91%
                               Class B
                                 With Load................  03/08/99       -1.84%         N/A           -1.91%
                                 Without Load.............  03/08/99        0.48%         N/A           -1.91%
                               Class C
                                 With Load................  02/28/00       N/A            -4.28%        -6.20%
                                 Without Load.............  02/28/00       N/A            -3.31%        -6.20%
                               Class D....................  05/13/99       -0.92%         N/A           -4.49%
                               Class R....................  08/01/00       N/A            -2.98%        -4.34%

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective March 8, 1999, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. The Fund also commenced offering Class C shares on February 28, 2000, subject to a 1.00% CDSC during the first year, and Class R shares on August 1, 2000. Class R shares are offered to eligible institutions who purchase shares on behalf of their clients. Class D shares are currently offered only to employees of Credit Suisse and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employees' Savings and Profit Sharing Plan. Class D and Class R shares are not subject to any sales charges. The performance data for Class A, B and C shares are referenced in the table above with and without the imposition of their applicable sales charge.

  The Lipper High Yield Bond Fund Index is an equally weighted performance index of the 30 largest funds within the investment objective of high yield bonds, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.

DLJ MUTUAL FUNDS -- STATEMENT OF INVESTMENTS October 31, 2000
--------------------------------------------------------------------------------
DLJ CORE EQUITY FUND

COMMON STOCKS -- 99.0%

                                        SHARES         VALUE
BASIC MATERIALS -- 1.5%               -----------   ------------
CHEMICALS-0.5%
Air Products and Chemicals, Inc. ...       31,000   $  1,156,687
                                                    ------------
METALS & MINING-1.0%
Alcoa, Inc. ........................       83,300      2,389,669
                                                    ------------
                                                       3,546,356
                                                    ------------
CAPITAL GOODS -- 9.0%
AEROSPACE & DEFENSE-1.4%
General Dynamics Corp. .............       47,100      3,370,594
                                                    ------------
CONGLOMORATES-6.1%
General Electric Co. ...............      187,000     10,249,937
Tyco International Ltd. ............       76,500      4,336,594
                                                    ------------
                                                      14,586,531
                                                    ------------
ELECTRICAL EQUIPMENT-1.5%
Emerson Electric Co. ...............       49,100      3,605,781
                                                    ------------
                                                      21,562,906
                                                    ------------
CONSUMER CYCLICAL -- 10.3%
BROADCASTING & CABLE TV-1.1%
Cablevision Systems Corp.*..........       20,000      1,490,000
Comcast Corp.*......................       30,000      1,222,500
                                                    ------------
                                                       2,712,500
                                                    ------------
LEISURE RELATED-1.4%
Disney (Walt) Co. ..................       94,500      3,384,281
                                                    ------------
PERSONAL & HOUSEHOLD PRODUCTS-0.8%
Estee Lauder Companies, Inc. Cl.
 A..................................       38,300      1,778,556
                                                    ------------
PRINTING & PUBLISHING-1.1%
Time Warner, Inc. ..................       34,700      2,634,077
                                                    ------------
RETAIL-GENERAL-5.9%
CVS Corp. ..........................       71,500      3,785,031
Home Depot, Inc. ...................       60,700      2,610,100
Target Corp. .......................      117,300      3,240,413
Wal-Mart Stores, Inc. ..............       99,200      4,501,200
                                                    ------------
                                                      14,136,744
                                                    ------------
                                                      24,646,158
                                                    ------------
CONSUMER STAPLES -- 19.2%
BEVERAGE & TOBACCO-0.6%
Pepsico, Inc. ......................       29,000      1,404,688
                                                    ------------
DRUGS-10.9%
American Home Products Corp. .......       72,000      4,572,000
Amgen, Inc.*........................       67,500      3,910,781
Johnson & Johnson...................       39,000      3,592,875
Merck & Co., Inc. ..................       84,400      7,590,725
Pharmacia Corp. ....................       55,700      3,063,500
Shering-Plough Corp. ...............       61,200      3,163,275
                                                    ------------
                                                      25,893,156
                                                    ------------
HOSPITAL SUPPLIES & SERVICES-0.6%
Medtronic, Inc. ....................       24,700      1,341,519
                                                    ------------
FOOD & FOOD RETAILERS-3.0%
General Mills, Inc..................       60,300      2,517,525
SYSCO Corp..........................       88,000      4,592,500
                                                    ------------
                                                       7,110,025
                                                    ------------
MEDICAL EQUIPMENT & SUPPLIES-1.1%
Baxter International, Inc...........       33,000      2,712,187
                                                    ------------
SOAPS & TOILETRIES - 3.0%
Colgate-Palmolive Co................       61,200      3,596,112
Procter & Gamble Co.................       51,500      3,679,031
                                                    ------------
                                                       7,275,143
                                                    ------------
                                                      45,736,718
                                                    ------------
                                        SHARES         VALUE
ENERGY -- 7.5%                        -----------   ------------
OIL-INTERNATIONAL-6.7%
Chevron Corp........................       53,200   $  4,369,050
Exxon Mobil Corp....................       68,600      6,118,262
Royal Dutch Petroleum Co............       43,100      2,559,063
Texaco, Inc.........................       49,500      2,923,594
                                                    ------------
                                                      15,969,969
                                                    ------------
OIL-SERVICES-0.8%
Schlumberger Ltd....................       23,500      1,788,938
                                                    ------------
                                                      17,758,907
                                                    ------------
FINANCIAL -- 16.3%
BANKING-6.9%
Chase Manhattan Corp................       69,400      3,157,700
Citigroup, Inc......................       86,500      4,552,062
Fleet Boston Financial Corp.........       65,000      2,470,000
Northern Trust Corp.................       36,000      3,073,500
Wells Fargo & Co....................       70,000      3,241,875
                                                    ------------
                                                      16,495,137
                                                    ------------
FINANCIAL SERVICES-4.8%
American Express Co.................       80,481      4,828,860
Lehman Brothers Holdings, Inc.......       74,600      4,811,700
Providian Financial Corp............       16,200      1,684,800
                                                    ------------
                                                      11,325,360
                                                    ------------
INSURANCE-4.6%
American General Corp...............       30,500      2,455,250
American International Group,
 Inc................................       42,900      4,204,200
Hartford Financial Services, Inc....       58,400      4,347,150
                                                    ------------
                                                      11,006,600
                                                    ------------
                                                      38,827,097
                                                    ------------
TECHNOLOGY -- 33.4%
COMMUNICATIONS EQUIPMENT-4.1%
Ciena Corp.*........................       49,000      5,151,125
Nortel Networks Corp................      101,600      4,622,800
                                                    ------------
                                                       9,773,925
                                                    ------------
COMPUTERS-16.2%
Cisco Systems, Inc.*................      140,600      7,574,825
EMC Corp.*..........................       82,600      7,356,563
International Business Machines
 Corp...............................       31,500      3,102,750
Microsoft Corp.*....................      102,800      7,080,350
Oracle Corp.*.......................      131,600      4,342,800
Qwest Communications International,
 Inc.*..............................       72,000      3,501,000
Sun Microsystems, Inc.*.............       31,000      3,437,125
Veritas Software Corp.*.............       16,300      2,298,555
                                                    ------------
                                                      38,693,968
                                                    ------------
ELECTRONICS-8.7%
Intel Corp..........................      133,000      5,985,000
Linear Technology Corp..............       28,000      1,807,750
Sanmina Corp.*......................       11,700      1,337,456
Scientific-Atlanta, Inc.............       60,000      4,106,250
Solectron Corp.*....................       73,800      3,247,200
Texas Instruments, Inc..............       88,500      4,342,031
                                                    ------------
                                                      20,825,687
                                                    ------------
OFFICE SUPPLIES-0.7%
Avery Dennison Corp.................       30,400      1,535,200
                                                    ------------

See notes to financial statements.

--------------------------------------------------------------------------------
DLJ CORE EQUITY FUND

                                        SHARES         VALUE
                                      -----------   ------------
TELECOMMUNICATIONS-3.7%
MCI WorldCom, Inc.*.................      127,000   $  3,016,250
Nextel Communications, Inc.*........       49,200      1,891,125
Sprint Corp. (PCS Group)*...........       34,800      1,326,750
Voicestream Wireless Corp...........       20,000      2,630,000
                                                    ------------
                                                       8,864,125
                                                    ------------
                                                      79,692,905
                                                    ------------
TRANSPORT & SERVICE -- 1.8%
ADVERTISING-1.8%
Omnicom Group, Inc..................       47,200      4,354,200
                                                    ------------
TOTAL COMMON STOCKS
 (cost $150,839,250)................                 236,125,247
                                                    ------------
                                       PRINCIPAL
                                        AMOUNT         VALUE
COMMERCIAL PAPER -- 1.1%              -----------   ------------
 (amortized cost $2,644,000)
National Australia Funding
 6.581%, 11/01/00**.................  $ 2,644,000   $  2,644,000
                                                    ------------
TOTAL INVESTMENTS -- 100.1%
 (cost $153,483,249)................                 238,769,247
                                                    ------------
LIABILITIES NET OF CASH AND
 OTHER ASSETS -- (0.1)%.............                    (147,241)
                                                    ------------
NET ASSETS -- 100.0%................                $238,622,006
                                                    ------------
                                                    ------------

 * Non-income producing
** Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

--------------------------------------------------------------------------------
DLJ GROWTH AND INCOME FUND
COMMON STOCKS -- 97.0%

                                        SHARES         VALUE
BASIC MATERIALS -- 11.2%              -----------   ------------
CHEMICALS-0.4%
Rohm & Haas Co......................       37,000   $  1,112,313
                                                    ------------
ELECTRICAL EQUIPMENT-2.0%
Emerson Electric Co.................       70,000      5,140,625
                                                    ------------
OIL & GAS-7.0%
BP Amoco PLC........................       28,566      1,455,081
Burlington Resources, Inc...........      110,000      3,960,000
Exxon Mobil Corp....................       41,000      3,656,687
Schlumberger Ltd....................       62,500      4,757,813
Texaco, Inc.........................       64,000      3,780,000
                                                    ------------
                                                      17,609,581
                                                    ------------
PAPER & PAPER PRODUCTS-1.5%
Kimberly Clark Corp.................       56,000      3,696,000
                                                    ------------
PLASTIC & RUBBER-0.3%
Polyone Corp........................       88,100        693,788
                                                    ------------
                                                      28,252,307
                                                    ------------
CAPITAL GOODS/
 CONSTRUCTION -- 6.0%
AEROSPACE & DEFENSE-6.0%
General Dynamics Corp...............       91,700      6,562,281
United Technologies Corp............      121,400      8,475,238
                                                    ------------
                                                      15,037,519
                                                    ------------
CONSUMER PRODUCTS
 & SERVICES -- 32.4%
AUTO & TRUCK PARTS-1.8%
Modine Manufacturing Co.............      169,000      4,457,375
                                                    ------------
BEVERAGES & TOBACCO-1.3%
Philip Morris Cos., Inc.............       89,000      3,259,625
                                                    ------------
DRUGS-5.4%
Merck & Co., Inc....................      106,600      9,587,338
Pharmacia Corp......................       72,352      3,979,360
                                                    ------------
                                                      13,566,698
                                                    ------------
FOODS-5.4%
General Mills, Inc..................      154,200      6,437,850
SYSCO Corp..........................      134,000      6,993,125
                                                    ------------
                                                      13,430,975
                                                    ------------
HOSPITAL SUPPLIES & SERVICES-2.8%
Cardinal Health, Inc................       75,000      7,106,250
                                                    ------------
HOUSEHOLD FURNITURE-0.6%
Leggett & Platt, Inc................       87,600      1,434,450
                                                    ------------
                                        SHARES         VALUE
                                      -----------   ------------
LEISURE-0.8%
Cedar Fair LP.......................      111,400   $  1,984,312
                                                    ------------
MEDICAL & ENTERTAINMENT-1.9%
Viacom, Inc.........................       85,000      4,834,375
                                                    ------------
PRINTING & PUBLISHING-2.7%
New York Times Co. Cl. A............       50,000      1,837,500
Tribune Co..........................      134,200      4,973,788
                                                    ------------
                                                       6,811,288
                                                    ------------
RETAIL-FOOD & DRUGS-2.5%
Safeway, Inc........................      111,500      6,097,656
                                                    ------------
RETAIL-GENERAL-0.7%
Federated Department Stores, Inc....       54,000      1,758,375
                                                    ------------
RETAIL-SPECIALTY-2.1%
Costco Wholesale Corp.*.............      145,000      5,310,625
                                                    ------------
SOAPS & TOILETRIES-4.4%
Avon Products, Inc..................      134,500      6,523,250
Johnson and Johnson.................       50,000      4,606,250
                                                    ------------
                                                      11,129,500
                                                    ------------
                                                      81,181,504
                                                    ------------
ENERGY -- 7.2%
OIL-DOMESTIC-1.9%
National Fuel Gas Co................       90,000      4,826,250
                                                    ------------
OIL-SUPPLIES & CONSTRUCTION-5.3%
Enron Corp..........................       91,200      7,484,100
Halliburton Co......................       75,600      2,801,925
New Jersey Resources Corp...........       28,000      1,118,250
San Juan Basin Royalty Trust........      180,000      1,845,000
                                                    ------------
                                                      13,249,275
                                                    ------------
                                                      18,075,525
                                                    ------------
FINANCIAL SERVICES -- 15.1%
BANKING-8.4%
Bank of America Corp................       49,337      2,371,260
Citigroup, Inc......................       73,333      3,859,149
Federal Home Loan Mortgage Corp.....       62,400      3,744,000
Firstar Corp........................       73,000      1,437,187
Household International, Inc........       55,000      2,767,188
U.S. Bancorp........................      146,196      3,536,116
Washington Mutual, Inc..............       77,200      3,396,800
                                                    ------------
                                                      21,111,700
                                                    ------------

See notes to financial statements.

--------------------------------------------------------------------------------
DLJ GROWTH AND INCOME FUND

                                        SHARES         VALUE
                                      -----------   ------------
INSURANCE-6.7%
American International Group,
 Inc................................       95,452   $  9,354,296
Hartford Financial Services Group...       15,000      1,116,562
HSB Group, Inc......................      114,000      4,510,125
Progressive Corp....................       20,000      1,965,000
                                                    ------------
                                                      16,945,983
                                                    ------------
                                                      38,057,683
                                                    ------------
PUBLIC UTILITIES -- 3.5%
ELECTRIC-2.0%
Ameren Corp.........................       30,000      1,192,500
Carolina Power & Light Co...........       95,000      3,829,687
                                                    ------------
                                                       5,022,187
                                                    ------------
OIL & GAS-1.5%
Washington Gas Light Co.............      150,000      3,825,000
                                                    ------------
                                                       8,847,187
                                                    ------------
SCIENCE & TECHNOLOGY -- 13.4%
COMPUTERS-7.4%
Automatic Data Processing, Inc......      116,200      7,589,312
Computer Associates International,
 Inc................................       79,700      2,540,437
Gateway 2000, Inc.*.................       71,000      3,664,310
Hewlett-Packard Co..................      100,400      4,662,325
                                                    ------------
                                                      18,456,384
                                                    ------------
OFFICE SUPPLIES-1.0%
Avery Dennison Corp.................       50,000      2,525,000
                                                    ------------
SEMICONDUCTORS-1.6%
Dallas Semiconductor Corp...........       99,000      3,922,875
                                                    ------------
TELECOMMUNICATIONS-3.4%
Alltel Corp.........................        6,800        438,175
Comcast Corp.-Special Cl. A.........      111,600      4,547,700
Verizon Communication, Inc..........       61,300      3,543,906
                                                    ------------
                                                       8,529,781
                                                    ------------
                                                      33,434,040
                                                    ------------
TRANSPORT & SERVICE -- 0.7%             SHARES         VALUE
                                      -----------   ------------
RAILROADS-0.7%
Burlington Northern Santa Fe........       70,100   $  1,862,031
                                                    ------------
MISCELLANEOUS -- 7.5%
DIVERSIFIED-6.7%
Berkshire Hathaway, Inc.............           50      3,185,000
Minnesota Minning and Manufacturing
 Co.................................       53,200      5,140,450
Tyco International Ltd..............      149,000      8,446,438
                                                    ------------
                                                      16,771,888
                                                    ------------
LIMITED PARTNERSHIP-TIMBER-0.5%
Plum Creek Timber Co. LP............       50,000      1,296,875
                                                    ------------
REAL ESTATE INVESTMENT TRUST-0.3%
General Growth Properties, Inc......       30,000        885,000
                                                    ------------
                                                      18,953,763
                                                    ------------
TOTAL COMMON STOCKS
 (cost $163,448,918)................                 243,701,559
                                                    ------------

                                       PRINCIPAL
                                        AMOUNT
COMMERCIAL PAPER -- 2.9%              -----------
 (amortized cost $7,264,000)
National Australia Funding
 6.581%, 11/01/00**.................  $ 7,264,000      7,264,000
                                                    ------------

TOTAL INVESTMENTS -- 99.9%
 (cost $170,712,918)................                 250,965,559
                                                    ------------

CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 0.1%.........                     399,111
                                                    ------------

NET ASSETS -- 100.0%................                $251,364,670
                                                    ------------
                                                    ------------

 * Non-income producing

** Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

--------------------------------------------------------------------------------
DLJ SMALL COMPANY VALUE FUND

COMMON STOCKS -- 98.3%

                                        SHARES         VALUE
BASIC MATERIALS -- 6.9%               -----------   ------------
CHEMICALS-3.7%
Cambrex Corp........................      104,800   $  4,185,450
Rogers Corp.*.......................       96,600      3,453,450
                                                    ------------
                                                       7,638,900
                                                    ------------
PACKAGING-1.5%
AptarGroup, Inc.....................      146,600      3,032,787
                                                    ------------
PAPER-1.3%
Longview Fibre Co...................      205,000      2,793,125
                                                    ------------
PLASTIC & RUBBER-0.4%
Polyone Corp........................       11,800         92,925
                                                    ------------
                                                      13,557,737
                                                    ------------
CAPITAL GOODS/
 CONSTRUCTION -- 13.5%
AEROSPACE-3.0%
Esco Electronics Corp.*.............      148,000      2,691,750
Teleflex, Inc.......................       99,900      3,452,794
                                                    ------------
                                                       6,144,544
                                                    ------------
                                        SHARES         VALUE
                                      -----------   ------------
BUILDING & CONSTRUCTION-6.4%
Carlisle Companies, Inc.............      108,200   $  4,503,825
Lydall, Inc.*.......................      184,500      1,948,781
Manitowoc, Inc.*....................       85,000      2,310,938
Roper Industries, Inc...............       69,700      2,439,500
RPM, Inc. Ohio......................       85,187        761,359
Stewart & Stevenson Services,
 Inc................................       50,000      1,200,000
                                                    ------------
                                                      13,164,403
                                                    ------------
ELECTRICAL EQUIPMENT-4.1%
AMETEK, Inc.........................      185,000      4,023,750
Woodhead Industries, Inc............      197,800      4,351,600
                                                    ------------
                                                       8,375,350
                                                    ------------
                                                      27,684,297
                                                    ------------
CONSUMER CYCLICAL -- 17.6%
AUTO RELATED-2.9%
Modine Manufacturing Co.............      131,400      3,465,675
Myers Industries, Inc...............      192,969      2,556,839
                                                    ------------
                                                       6,022,514
                                                    ------------
FOOD SERVICE/LODGING-5.4%
Marcus Corp.........................      149,975      2,127,770
Performance Food Group, Inc.*.......      127,000      5,143,500
Universal Foods Corp................      196,800      3,886,800
                                                    ------------
                                                      11,158,070
                                                    ------------

See notes to financial statements.

--------------------------------------------------------------------------------
DLJ SMALL COMPANY VALUE FUND

                                        SHARES         VALUE
                                      -----------   ------------
HOUSEHOLD FURNITURE/APPLIANCES-1.5%
Chromcraft Revington, Inc.*.........      156,600   $  1,291,950
HON Industries, Inc.................       77,000      1,852,813
                                                    ------------
                                                       3,144,763
                                                    ------------
PRINTING & PUBLISHING-4.4%
Banta Corp..........................      200,250      4,618,266
Harte Hanks, Inc....................      100,000      2,212,500
Meredith Corp.......................       72,000      2,286,000
                                                    ------------
                                                       9,116,766
                                                    ------------
RETAIL-GENERAL-3.4%
Michael's Stores, Inc.*.............       39,000        948,188
Neiman Marcus Group, Inc.*..........       90,000      3,116,250
Ruddick Corp........................      227,700      2,988,563
                                                    ------------
                                                       7,053,001
                                                    ------------
                                                      36,495,114
                                                    ------------
CONSUMER STAPLES -- 12.2%
DRUGS-3.7%
King Pharmaceuticals, Inc...........       64,312      2,881,981
Pharmaceutical Product Development,
 Inc.*..............................      155,000      4,853,438
                                                    ------------
                                                       7,735,419
                                                    ------------
HOSPITAL SUPPLIES & SERVICES-8.5%
Arrow International, Inc............      116,000      4,676,250
Beckman Coulter, Inc................       56,600      3,965,537
Dentsply International, Inc.........       50,000      1,734,375
H.B. Fuller Co......................       59,610      2,015,563
Invacare Corp.......................      166,700      4,750,950
Patterson Dental Co.................       15,000        469,688
                                                    ------------
                                                      17,612,363
                                                    ------------
                                                      25,347,782
                                                    ------------
ENERGY -- 3.3%
OIL-SUPPLIES & CONSTRUCTION-3.3%
Oceaneering International, Inc.*....      112,000      1,575,000
Tidewater, Inc......................       54,100      2,498,744
Varco International, Inc.*..........      159,767      2,755,981
                                                    ------------
                                                       6,829,725
                                                    ------------
FINANCIAL -- 17.3%
BANKS-11.3%
AmSouth Bancorporation..............      127,022      1,770,369
Associated Banc-Corp................       24,300        584,719
Banknorth Group, Inc................      198,000      3,588,750
Centura Banks, Inc..................       33,000      1,268,437
Cullen/Frost Bankers, Inc...........      128,000      4,264,000
FirstMerit Corp.....................      180,000      4,106,250
National Commerce Bancorporation....      156,800      3,332,000
Peoples' Bank, Inc..................      105,000      2,126,250
Susquehanna Bancshares, Inc.........       75,000      1,059,375
Webster Financial Corp..............       50,000      1,218,750
                                                    ------------
                                                      23,318,900
                                                    ------------
INSURANCE-6.0%
Brown & Brown, Inc..................      153,800      4,998,500
Horace Mann Educators Corp..........       52,400        880,975
HSB Group, Inc......................       96,950      3,835,584
Protective Life Corp................      120,200      2,779,625
                                                    ------------
                                                      12,494,684
                                                    ------------
                                                      35,813,584
                                                    ------------
PUBLIC UTILITIES -- 6.3%
ELECTRIC-2.3%
Equitable Resources, Inc............       84,000      4,872,000
                                                    ------------
                                        SHARES         VALUE
                                      -----------   ------------
GAS-4.0%
National Fuel Gas Co................       89,600   $  4,804,800
Washington Gas Light Co.............      134,500      3,429,750
                                                    ------------
                                                       8,234,550
                                                    ------------
                                                      13,106,550
                                                    ------------
TECHNOLOGY -- 15.9%
COMPUTER HARDWARE-1.7%
Mercury Computer Systems, Inc.......      112,000      3,472,000
                                                    ------------
COMPUTER SERVICES-2.4%
BISYS Group, Inc.*..................      106,000      4,995,250
                                                    ------------
ELECTRONICS-9.3%
Benchmark Electronics, Inc.*........       45,500      1,831,375
C&D Technologies, Inc.*.............       48,000      2,838,000
Dallas Semiconductor Corp...........       87,800      3,479,075
Electro Scientific Industries,
 Inc.*..............................       52,700      1,841,206
Methode Electronics, Inc............       62,150      2,338,394
Pioneer Standard Electronics,
 Inc................................      239,450      3,322,369
Technitrol, Inc.....................       31,600      3,503,650
                                                    ------------
                                                      19,154,069
                                                    ------------
SOFTWARE & PROGRAMMING-2.4%
Mentor Graphics Corp.*..............       81,100      1,900,781
Progress Software Corp.*............      196,800      3,111,900
                                                    ------------
                                                       5,012,681
                                                    ------------
TELECOMMUNICATIONS-0.1%
CFW Communications Co...............        8,500        168,937
                                                    ------------
                                                      32,802,937
                                                    ------------
TRANSPORT & SERVICE -- 3.2%
PROFESSIONAL SERVICES-1.8%
Tetra Tech, Inc.....................      105,175      3,654,831
                                                    ------------
TRUCKING & SHIPPING-1.4%
Werner Enterprises, Inc.............      206,750      2,894,500
                                                    ------------
                                                       6,549,331
                                                    ------------
MISCELLANEOUS -- 2.1%
DIVERSIFIED-1.5%
Brady (W.H.) Cl. A..................      102,700      3,183,700
                                                    ------------
REAL ESTATE INVESTMENT TRUST-0.6%
Liberty Property Trust..............       49,000      1,295,437
                                                    ------------
                                                       4,479,137
                                                    ------------
TOTAL COMMON STOCKS
 (cost $141,577,222)................                 202,666,194
                                                    ------------

                                       PRINCIPAL
                                        AMOUNT
COMMERCIAL PAPER -- 3.0%              -----------
 (amortized cost $6,282,000)
National Australia Funding
 6.581%, 11/01/00**.................  $ 6,282,000      6,282,000
                                                    ------------

TOTAL INVESTMENTS -- 101.3%
 (cost $147,859,222)................                 208,948,194
                                                    ------------

LIABILITIES NET OF CASH AND
 OTHER ASSETS -- (1.3%).............                  (2,866,540)
                                                    ------------

NET ASSETS -- 100.0%................                $206,081,654
                                                    ------------
                                                    ------------

 * Non-income producing

** Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

See notes to financial statements.

DLJ MUTUAL FUNDS -- STATEMENT OF INVESTMENTS October 31, 2000
--------------------------------------------------------------------------------
DLJ TECHNOLOGY FUND

                                        SHARES         VALUE
COMMON STOCKS -- 97.5%                -----------   ------------
BUSINESS & INFORMATION
 TECHNOLOGY SERVICES-1.2%
Electronic Data Systems Corp.*......        9,800   $    459,988
                                                    ------------
COMMUNICATIONS SERVICES-7.9%
Amdocs Ltd*.........................        7,475        484,473
Nextel Communications, Inc.*........        9,300        357,469
Openwave Systems, Inc.*.............        5,725        529,920
Pegasus Communication Corp.*........        7,850        279,166
Portal Software, Inc.*..............       10,800        380,025
Qwest Communications International,
 Inc.*..............................        7,400        359,825
XO Communications, Inc.*............       15,001        506,049
                                                    ------------
                                                       2,896,927
                                                    ------------
COMPUTER NETWORKING-3.4%
3Com Corp.*.........................       14,975        265,806
Cisco Systems, Inc.*................       17,950        967,056
                                                    ------------
                                                       1,232,862
                                                    ------------
COMPUTER SYSTEMS MANUFACTURERS-8.5%
Network Appliance, Inc.*............       13,825      1,645,175
Sun Microsystems, Inc. *............       13,400      1,485,725
                                                    ------------
                                                       3,130,900
                                                    ------------
ELECTRONIC MANUFACTURING SERVICES-8.5%
Flextronics International Ltd*......       20,350        773,300
Sanmina Corp.*......................        9,975      1,140,267
SCI Systems, Inc.*..................       13,275        570,825
Solectron Corp.*....................       14,500        638,000
                                                    ------------
                                                       3,122,392
                                                    ------------
INTERNET BUSINESS-TO-BUSINESS &
 CONSUMER-2.1%
RealNetworks, Inc.*.................       12,825        264,315
Yahoo! Inc.*........................        8,500        498,313
                                                    ------------
                                                         762,628
                                                    ------------
INTERNET BUSINESS-TO-BUSINESS-6.8%
Agile Software Corp.*...............        8,200        618,075
DoubleClick, Inc.*..................       10,500        170,625
Exodus Communications, Inc.*........       21,200        711,525
Globix Corp.*.......................       20,000        202,500
I2 Technologies, Inc.*..............        3,625        616,250
Vitria Technology, Inc.*............        6,000        161,250
                                                    ------------
                                                       2,480,225
                                                    ------------
INTERNET BUSINESS-TO-CONSUMER-3.3%
America OnLine, Inc.*...............       12,825        646,765
eBay, Inc.*.........................       10,975        565,213
                                                    ------------
                                                       1,211,978
                                                    ------------
PERSONAL COMPUTER MANUFACTURERS-3.6%
Gateway, Inc.*......................        6,350        327,723
Palm, Inc.*.........................       18,584        995,406
                                                    ------------
                                                       1,323,129
                                                    ------------
SEMICONDUCTOR MANUFACTURERS-LARGE-7.3%
Analog Devices, Inc.*...............       12,050        783,250
Linear Technology Corp..............       15,375        992,648
Texas Instruments, Inc..............       18,000        883,125
                                                    ------------
                                                       2,659,023
                                                    ------------
                                        SHARES         VALUE
                                      -----------   ------------
SEMICONDUCTOR MANUFACTURERS-FABLESS-4.5%
Lattice Semiconductor Corp.*........       27,300   $    796,819
Xilinx, Inc*........................       12,075        874,683
                                                    ------------
                                                       1,671,502
                                                    ------------
SEMICONDUCTOR CAPITAL EQUIPMENT-5.1%
Applied Materials, Inc.*............       13,675        726,484
Kla-Tencor Corp.*...................       15,300        517,331
SDL, Inc.*..........................        2,450        635,163
                                                    ------------
                                                       1,878,978
                                                    ------------
SOFTWARE PRODUCTS-19.4%
BEA Systems, Inc.*..................       10,975        787,456
BMC Software, Inc.*.................        9,650        196,016
Cognos, Inc.*.......................       29,700      1,232,550
Microsoft Corp.*....................        9,825        676,697
Oracle Corp.*.......................       32,500      1,072,500
Peregrine Systems, Inc.*............       18,800        451,200
Quest Software, Inc.*...............        8,300        362,606
Siebel Systems, Inc.*...............        9,675      1,015,270
Veritas Software Corp.*.............        9,425      1,329,072
                                                    ------------
                                                       7,123,367
                                                    ------------
STORAGE NETWORKS & SYSTEMS-5.8%
EMC Corp.*..........................       13,950      1,242,422
QLogic Corp.*.......................        9,300        899,775
                                                    ------------
                                                       2,142,197
                                                    ------------
TELECOMMUNICATIONS EQUIPMENT-10.1%
ANTEC Corp.*........................       10,350        126,141
CIENA Corp.*........................       12,650      1,329,831
Corning, Inc........................        5,800        443,700
Scientific-Atlanta, Inc.*...........       12,100        828,094
Sycamore Networks, Inc.*............        5,000        316,250
Tellabs, Inc.*......................       12,975        647,939
                                                    ------------
                                                       3,691,955
                                                    ------------
TOTAL COMMON STOCKS
 (cost $36,599,789).................                  35,788,051
                                                    ------------

                                       PRINCIPAL
                                        AMOUNT
COMMERCIAL PAPER -- 2.4%              -----------
 (amortized cost $868,000)
National Australia Funding
 6.581%, 11/01/00**.................  $   868,000        868,000
                                                    ------------

TOTAL INVESTMENTS -- 99.9%
 (cost $37,467,789).................                  36,656,051
                                                    ------------

CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 0.1%.........                      31,605
                                                    ------------

NET ASSETS -- 100.0%................                $ 36,687,656
                                                    ------------
                                                    ------------

 * Non-income producing

** Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

See notes to financial statements.

DLJ MUTUAL FUNDS -- STATEMENT OF INVESTMENTS October 31, 2000
--------------------------------------------------------------------------------
DLJ STRATEGIC GROWTH FUND

COMMON STOCKS -- 98.3%

                                         SHARES        VALUE
CAPITAL GOODS -- 8.1%                  ----------   ------------
CONGLOMERATES-6.9%
General Electric Co..................      7,600    $    416,575
Tyco International Ltd...............      3,350         189,903
                                                    ------------
                                                         606,478
                                                    ------------
SEMICONDUCTOR CAPITAL EQUIPMENT-1.2%
Applied Materials, Inc.*.............      1,933         102,691
                                                    ------------
                                                         709,169
                                                    ------------
CONSUMER CYCLICAL -- 9.1%
BROADCASTING & CABLE TV-2.0%
Time Warner, Inc.....................      2,275         172,695
                                                    ------------
                                                         172,695
                                                    ------------
INTERNET-2.4%
America Online, Inc.*................      3,150         158,854
Exodus Communications, Inc.*.........      1,600          53,700
                                                    ------------
                                                         212,554
                                                    ------------
RETAIL-GENERAL-4.7%
Costco Wholesale Corp.*..............      1,975          72,334
Home Depot, Inc......................      3,275         140,825
Wal-Mart Stores, Inc.................      4,325         196,247
                                                    ------------
                                                         409,406
                                                    ------------
                                                         794,655
                                                    ------------
CONSUMER STAPLES -- 25.7%
DRUGS-16.9%
American Home Products Corp..........      3,300         209,550
Amgen, Inc.*.........................      3,075         178,158
Merck & Co., Inc.....................      3,700         332,769
Millennium Pharmaceuticals, Inc.*....      2,300         166,894
Pfizer, Inc..........................      5,100         220,256
Pharmacia Corp.......................      3,167         174,185
Schering-Plough Corp.................      3,900         201,581
                                                    ------------
                                                       1,483,393
                                                    ------------
FOOD & BEVERAGE-1.2%
General Mills, Inc...................      2,575         107,506
                                                    ------------
HOME PRODUCTS-3.1%
Colgate-Palmolive Co.................      2,200         129,272
Procter & Gamble Co..................      2,025         144,661
                                                    ------------
                                                         273,933
                                                    ------------
MEDICAL PRODUCTS & SUPPLIES-4.5%
Johnson & Johnson....................      2,400         221,100
Medtronic, Inc.......................      3,125         169,726
                                                    ------------
                                                         390,826
                                                    ------------
                                                       2,255,658
                                                    ------------
FINANCIAL -- 3.7%
BANKING-1.0%
Citigroup, Inc.......................      1,766          92,936
                                                    ------------
FINANCIAL SERVICES-2.7%
Lehman Brothers Holdings, Inc........      2,000         129,000
Providian Financial Corp.............      1,000         104,000
                                                    ------------
                                                         233,000
                                                    ------------
                                                         325,936
                                                    ------------
INFORMATION SERVICES -- 2.2%
Omnicom Group, Inc...................      2,075         191,419
                                                    ------------
                                         SHARES        VALUE
TECHNOLOGY -- 49.5%                    ----------   ------------
COMPUTERS-25.5%
BMC Software, Inc.*..................      1,525    $     30,977
Cisco Systems, Inc.*.................      5,950         320,556
Computer Associates International,
 Inc.................................      1,800          57,375
EMC Corp.*...........................      3,450         307,266
Microsoft Corp.*.....................      4,675         321,991
Network Appliance, Inc.*.............      1,750         208,250
Oracle Corp.*........................      7,500         247,500
Siebel Systems, Inc.*................      2,000         209,875
Sun Microsystems, Inc.*..............      2,550         282,731
Veritas Software Corp.*..............      1,725         243,252
                                                    ------------
                                                       2,229,773
                                                    ------------
ELECTRONICS-11.7%
Ciena Corp.*.........................      1,480         155,585
Corning, Inc.*.......................      2,100         160,650
Flextronics International Ltd*.......      2,350          89,300
Nortel Networks Corp.................      3,550         161,525
SCI Systems, Inc.*...................      1,775          76,325
Scientific-Atlanta, Inc.*............      2,825         193,336
Solectron Corp.*.....................      2,650         116,600
Tellabs, Inc.*.......................      1,425          71,161
                                                    ------------
                                                       1,024,482
                                                    ------------
SEMICONDUCTORS-7.8%
Analog Devices, Inc.*................      1,700         110,500
Intel Corp...........................      6,000         270,000
Linear Technology Corp...............      1,700         109,756
Texas Instruments, Inc...............      3,900         191,344
                                                    ------------
                                                         681,600
                                                    ------------
TELECOMMUNICATIONS-4.5%
MCI WorldCom, Inc.*..................      3,000          71,250
Nextel Communications, Inc.*.........      1,800          69,187
Sprint Corp. (FON Group).............      1,775          45,263
XO Communications, Inc.*.............      6,200         209,153
                                                    ------------
                                                         394,853
                                                    ------------
                                                       4,330,708
                                                    ------------
TOTAL COMMON STOCKS
 (cost $8,292,866)...................                  8,607,545
                                                    ------------

                                       PRINCIPAL
                                         AMOUNT
COMMERCIAL PAPER -- 1.9%               ----------
 (amortized cost $167,000)
National Australia Funding
 6.581%, 11/01/00**..................  $ 167,000         167,000
                                                    ------------
TOTAL INVESTMENTS -- 100.2%
 (cost $8,459,866)...................                  8,774,545
                                                    ------------

LIABILITIES NET OF CASH
 AND OTHER ASSETS -- (0.2)%..........                    (15,059)
                                                    ------------
NET ASSETS -- 100.0%.................               $  8,759,486
                                                    ------------
                                                    ------------

 * Non-income producing

** Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

See notes to financial statements.

DLJ MUTUAL FUNDS -- STATEMENT OF INVESTMENTS October 31, 2000
--------------------------------------------------------------------------------
DLJ INTERNATIONAL EQUITY FUND

                                        SHARES      U.S. $ VALUE
COMMON STOCKS -- 94.1%               ------------   ------------
AUSTRALIA-0.7%
National Australia Bank Ltd........         4,410   $    61,239
Normandy Mining Ltd................        46,400        22,359
Qantas Airways Ltd.................        42,100        84,639
Telstra Corporation Ltd............        36,150       117,931
The News Corporation Ltd...........         9,810       102,576
Woodside Petroleum Ltd.............         8,100        59,178
                                                    -----------
                                                        447,922
                                                    -----------
BELGIUM-1.8%
Fortis Cl.`B'......................        10,970       335,664
Dexia NPV..........................         5,129       780,347
                                                    -----------
                                                      1,116,011
                                                    -----------
DENMARK-0.3%
Tele Danmark AS....................         4,510       213,146
                                                    -----------
FINLAND-2.0%
Oy Nokia (Ab) Ser `A'..............        30,400     1,249,444
                                                    -----------
FRANCE-13.5%
Accor SA...........................         8,000       323,444
Air Liquide SA.....................         2,350       277,466
Alcatel Alsthom....................        14,354       874,768
Aventis SA.........................        12,579       906,267
CAP Gemini SA......................         2,100       334,632
Carrefour SA.......................         3,646       244,447
Danone Groupe......................         2,620       365,973
Lafarge SA.........................        11,459       845,000
Lagardere S.C.A....................         2,937       166,541
LVMH (Moet-Hennessy Louis
 Vuitton)..........................         4,300       313,442
Pinault-Printemps-Redoute SA.......         1,500       267,375
Publicis Groupe SA.................         3,250       106,194
Rhodia SA..........................        10,365       129,496
STMicroelectronics NV..............        11,250       566,885
Suez Lyonnaise des Eaux SA.........         2,350       358,136
Television Francaise...............         6,180       336,814
Total Fina SA......................        10,392     1,485,072
Vivendi............................         8,140       584,386
                                                    -----------
                                                      8,486,338
                                                    -----------
GERMANY-4.9%
Allianz AG.........................         2,681       910,102
Bayerische Vereinsbank AG..........         5,450       298,876
BASF AG............................         6,089       239,472
Deutsche Lufthansa AG..............        14,959       295,427
Deutsche Telecom AG................        13,220       493,592
SAP AG Vorzug......................         4,140       836,912
                                                    -----------
                                                      3,074,381
                                                    -----------
HONG KONG-7.1%
Cheung Kong (Holdings) Ltd.........        60,000       663,538
China Resources Enterprises Ltd....       110,000       124,117
China Telecom (Hong Kong) Ltd*.....       172,000     1,108,205
Citic Pacific Ltd..................       170,000       682,258
Hong Kong & China Gas Company
 Ltd...............................       309,100       390,383
Hong Kong Electric Holdings........        55,000       181,591
Hutchison Whampoa Ltd..............        49,500       614,061
I-Cable Communications Ltd*........           235            86
New World China Land Ltd...........           190            61
New World Development Company
 Ltd...............................       125,000       148,254
Shanghai Industrial Holdings
 Ltd...............................       156,000       294,034
SmarTone Telecommunications
 Holdings Ltd......................        61,000        90,337
Wharf (Holdings) Ltd...............        94,000       191,638
                                                    -----------
                                                      4,488,563
                                                    -----------
                                        SHARES      U.S. $ VALUE
                                     ------------   ------------
ITALY-7.0%
Autogrill SPA......................        29,412   $   324,334
Banca Nazionale del Lavoro SPA.....        80,000       259,027
ENI SPA............................       100,658       544,327
Italcementi SPA....................        28,342       224,852
Saipem SPA.........................       141,700       737,444
San Paolo-IMI SPA..................       100,353     1,624,630
Seat Pagine Gialle SPA.............       210,000       404,941
Telecom Italia SPA.................        25,752       297,944
                                                    -----------
                                                      4,417,499
                                                    -----------
IRELAND-0.4%
Bank of Ireland Plc................  35,720......       271,948
                                                    -----------
JAPAN-18.2%
Bank of Tokyo - Mitsubishi Ltd.....        36,000       431,578
Canon, Inc.........................        12,000       475,868
Daiwa Securities Group, Inc........        15,000       166,087
Fujitsu Ltd........................        10,000       178,038
Fujitsu Support and Service,
 Inc...............................         2,000       242,879
Hitachi Ltd........................        40,000       428,611
Ito EN Ltd.........................         8,000       575,144
Ito-Yokado Co. Ltd.................        10,000       451,507
Japan Airlines Co. Ltd.............        50,000       200,110
Japan Tobacco Inc..................            39       267,882
Minebea Co. Ltd....................        24,000       239,582
Mitsubishi Chemical Corp. Ltd......       130,000       410,752
Mitsui Fudosan Co. Ltd.............        34,000       411,649
NEC Corp. Ltd......................        15,000       285,740
Nintendo Co. Ltd...................         3,000       499,222
Nippon Express Co. Ltd.............        55,000       329,929
Nippon Telegraph & Telephone Corp.
 Ltd...............................            83       754,822
NTT Mobile Communication Network,
 Inc...............................            20       492,719
Sekisui House Ltd..................        41,000       433,318
Shiseido Co. Ltd...................        21,000       271,179
Sony Corp. Ltd.....................         9,000       718,747
Sumitomo Bakelite Co. Ltd..........        40,000       447,294
Sumitomo Bank Ltd..................        30,000       364,044
Takeda Chemical Industries Ltd.....        16,000     1,053,576
TDK Corp. Ltd......................         4,000       402,967
The Asahi Bank Ltd.................       100,000       393,809
Toyota Motor Corp. Ltd.............        12,000       479,165
World Co. Ltd......................         3,000       110,450
                                                    -----------
                                                     11,516,668
                                                    -----------
NETHERLANDS-4.5%
Heineken NV........................         9,236       501,020
ING Groep NV.......................        16,218     1,112,357
Koninklijke (Royal) Philips
 Electronics NV....................        18,167       713,097
VNU NV.............................        10,524       495,068
                                                    -----------
                                                      2,821,542
                                                    -----------
PORTUGAL-0.8%
Banco Portugues SA.................        55,236       275,758
Portugal Telecom SA................        26,695       237,580
                                                    -----------
                                                        513,338
                                                    -----------
SINGAPORE-0.5%
Fraser & Neave Ltd.................        15,100        52,469
Singapore Airlines Ltd.............        10,900       108,659
Total Access Communication Public
 Company Ltd.......................        44,000       139,920
                                                    -----------
                                                        301,048
                                                    -----------

See notes to financial statements.

--------------------------------------------------------------------------------
DLJ INTERNATIONAL EQUITY FUND

                                        SHARES      U.S. $ VALUE
                                     ------------   ------------
SPAIN-2.7%
Banco Santander SA.................        50,000   $   483,980
Endesa SA..........................        19,820       322,549
Grupo Dragados SA..................        31,813       308,746
Telefonica SA......................        31,387       597,783
                                                    -----------
                                                      1,713,058
                                                    -----------
SWEDEN-2.0%
Nordbanken Holding AB..............        44,650       334,207
Telefonaktiebolaget LM Ericsson
 AB................................        68,236       905,727
Tele1 Europe Holding AB*...........         4,080        31,353
                                                    -----------
                                                      1,271,287
                                                    -----------
SWITZERLAND-6.2%
Nestle SA..........................           463       959,165
Novartis AG -- Reg. Shares.........           612       928,160
Roche Holding AG...................            40       365,274
Schindler Holding AG...............           200       291,975
UBS -- Union Bank of Switzerland
 Ltd...............................         5,698       789,056
Zurich Allied AG...................         1,156       559,324
                                                    -----------
                                                      3,892,954
                                                    -----------
UNITED KINGDOM-21.5%
AstraZeneca Group Plc..............         6,500       304,669
Bank of Scotland Plc...............        50,909       475,321
Barclays Plc.......................        26,532       759,728
BG Group Plc.......................       100,000       400,766
BP Amoco Plc.......................        97,011       823,354
British Aerospace Plc..............        58,642       333,366
British Telecommunications Plc.....        55,184       647,449
                                        SHARES      U.S. $ VALUE
                                     ------------   ------------
Cable & Wireless Plc...............        27,498   $   389,302
Carlton Communications Plc.........            10            81
CGU Plc............................        15,000       200,818
Dimension Data Holdings Plc........        64,000       561,304
EMAP Plc...........................        12,000       141,139
Energis Plc*.......................        52,620       450,418
Glaxo Wellcome Plc.................        27,808       801,111
Invensys Plc.......................       230,970       551,700
Kingfisher Plc.....................        44,266       264,819
Lattice Group Plc..................       100,000       213,451
Prudential Corporation Plc.........        49,835       670,804
Reed International Plc.............        67,700       626,195
Royal Bank of Scotland Group Plc...        45,252     1,016,505
Sema Group Plc.....................        16,070       203,011
Shell Transport & Trading Co.
 Plc...............................       175,057     1,409,491
Smithkline Beecham Plc.............        18,788       242,802
Tesco Plc..........................        61,860       236,011
Vodafone Group Plc.................       444,671     1,851,499
                                                    -----------
                                                     13,575,114
                                                    -----------
TOTAL INVESTMENTS -- 94.1%
   (cost $54,282,569)..............                  59,370,261
                                                    -----------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 5.9%........                   3,701,316
                                                    -----------

NET ASSETS -- 100.0%...............                 $63,071,577
                                                    -----------
                                                    -----------

* Non-income producing

--------------------------------------------------------------------------------
DLJ DEVELOPING MARKETS FUND

                                        SHARES      U.S. $ VALUE
COMMON STOCKS -- 86.9%               ------------   ------------
ARGENTINA-0.7%
Perez Companc......................        36,000   $    51,850
Telefonica de Argentina SA ADR.....         3,000        51,563
                                                    -----------
                                                        103,413
                                                    -----------
CHILE-2.4%
Banco de A. Edwards SA ADR*........         7,000        84,000
Cia Cervecerias Unidas SA ADR......         5,000        96,563
Cia de Telecomunicaciones de Chile
 SA ADR............................         6,000        91,500
Empresa Nacional Electricida SA
 ADR...............................        10,000       105,000
Quimica Minera Chile SA ADR........           169         3,127
                                                    -----------
                                                        380,190
                                                    -----------
CHINA-8.7%
China Everbright International
 Ltd*..............................     1,516,000        58,314
China Petroleum and Chemical
 Corporation Ltd*..................       550,000       107,897
China Resources Enterprise Ltd.....       124,000       139,914
China Telecom (Hong Kong) Ltd......        93,000       599,204
China Unicom Ltd*..................        50,000       100,332
Citic Pacific Ltd..................        50,000       200,664
PetroChina Company Ltd.............       678,000       142,570
                                                    -----------
                                                      1,348,895
                                                    -----------
CZECH REPUBLIC-0.6%
Ceske Energeticke Zavody AS*.......        40,000        97,380
                                                    -----------
GREECE-4.0%
Alpha Bank SA......................         6,000       221,285
Hellenic Telecommunications
 Organization SA...................         9,000       156,868
Panafon Hellenic Telecom SA........        12,000        99,563
                                        SHARES      U.S. $ VALUE
                                     ------------   ------------
Titan Cement Company SA............         4,000   $   143,681
                                                    -----------
                                                        621,397
                                                    -----------
HUNGARY-1.9%
Gedeon Richter Rt..................         2,020        97,718
Graphisoft NV......................         7,500        94,163
Magyar Tavkozlesi Rt.*.............         3,900        91,650
Mol Magyar Olaj GDR................         1,000        15,350
                                                    -----------
                                                        298,881
                                                    -----------
INDIA-4.8%
Grasim Industries Ltd. GDR.........        18,000        94,500
ICICI Bank Ltd.*...................        19,000        90,250
Infosys Technologies SP ADR........         2,000       275,000
Mahindra & Mahindra Ltd. GDR*......        29,000        82,650
Ranbaxy Laboratories GDR...........         7,000       121,625
Videsh Sanchar ADR*................        11,000        82,139
                                                    -----------
                                                        746,164
                                                    -----------
ISRAEL-4.7%
Check Point Software Technologies
 Ltd.*.............................         2,610       413,359
ECI Telecom Ltd....................         3,000        70,875
Nice-Systems Ltd. ADR..............         1,000        46,750
Orbotech Ltd.......................         1,500        79,406
Teva Pharmaceutical Industries
 Ltd...............................         2,000       118,250
                                                    -----------
                                                        728,640
                                                    -----------
MALAYSIA-5.5%
Malayan Banking Bhd................        59,000       236,000
Resorts World Bhd..................        76,000       133,000
Telecom Malaysia Bhd...............        41,000       126,237
Tenaga Nasional Bhd................        62,400       201,979

See notes to financial statements.

--------------------------------------------------------------------------------
DLJ DEVELOPING MARKETS FUND

                                        SHARES      U.S. $ VALUE
                                     ------------   ------------
Unisem (M) Bhd.....................        23,000   $    81,105
United Engineers Bhd...............        50,000        71,053
YTL Corporation Bhd Warrants.......         3,650           860
                                                    -----------
                                                        850,234
                                                    -----------
MEXICO-11.3%
Cifra SA de CV Ser.`V'.............       162,000       390,168
Fomento Economico Mexicano SA de
 CV................................        95,000       362,311
Grupo Carso SA de CV Ser.`A1'*.....        18,000        40,343
Grupo Financiero Banamex Accival SA
 de CV.............................       123,000       191,495
Grupo Iusacell SA de CV ADR*.......        13,000       169,000
Grupo Televisa SA GDR*.............         5,000       270,624
Telefonos de Mexico SA Cl.`L'
 ADR...............................         6,200       334,413
                                                    -----------
                                                      1,758,354
                                                    -----------
MOROCCO-0.3%
Managem............................           775        41,409
                                                    -----------
PHILIPPINES-0.7%
SM Prime Holdings Inc..............     1,469,000       114,878
                                                    -----------
POLAND-1.3%
Bank Slaski SA.....................         2,000        79,845
Polski Koncern Naftowy Orlen SA....         8,000        62,000
Telekomukacja Polska SA............        12,000        59,141
                                                    -----------
                                                        200,986
                                                    -----------
RUSSIA-3.1%
OAO Lukoil Holding ADR.............         4,000       249,000
Surgutneftegaz ADR.................        10,000       128,750
Unified Energy Systems ADR.........         8,000       100,500
                                                    -----------
                                                        478,250
                                                    -----------
SOUTH AFRICA-5.6%
De Beers Centenary AG..............         5,000       137,590
Impala Platinum Holdings LTD.......         3,000       128,594
M-Cell Ltd.........................        54,000       200,034
Nedcor Ltd.........................         9,000       169,077
Sappi Ltd..........................        12,000        82,236
Sasol Ltd..........................        20,000       153,201
                                                    -----------
                                                        870,732
                                                    -----------
SOUTH KOREA-11.3%
Hyundai Motor Co. Ltd..............        22,000       251,429
Korea Electrical Power ADR.........        30,000       365,625
Samsung Electronics GDR............         8,000       590,000
Samsung Electro-Mechanics Co.
 Ltd...............................         4,000       128,000
Shinhan Bank Ltd...................        24,000       240,527
SK Telecom Co. Ltd ADR.............         7,500       187,969
                                                    -----------
                                                      1,763,550
                                                    -----------
TAIWAN-12.2%
Acer, Inc.*........................        33,250       137,988
Asustek Computer Inc...............        19,000        94,527
Cathay Construction Corp...........            50            12
Cathay Life Insurance Co. Ltd......       108,804       195,007
Chinatrust Commercial Bank.........       181,680       115,090
Evergreen Marine Corp..............           987           616
Far Eastern Textile Ltd............            35            29
Formosa Chemicals & Fibre Corp.....           191           148
Formosa Plastic Corp...............        89,000       141,637
Hon Hai Precision Industry*........        24,613       128,537
Hua Nan Commercial Bank............           346           284
International Commercial Bank of
 China.............................           771           569
Microtek International, Inc.*......           980           164
Pacific Electrical Wire & Cable
 Corp.*............................           898           373





                                        SHARES      U.S. $ VALUE
                                     ------------   ------------
Taiwan Semiconductor Manufacturing
 Co. Ltd*..........................        28,000   $   635,250
U-Ming Marine Transport Corp.......           211            48
United Microelectronics Corp.......       208,000       366,367
Winbond Electronics Corp...........        84,000        81,246
Yang Ming Marine Transport.........           849           308
                                                    -----------
                                                      1,898,200
                                                    -----------
THAILAND-1.8%
Advanced Info Service Co. Ltd.*....        11,000        78,527
Hana Microelectronics Co. Ltd......        18,000        43,788
Siam City Cement Public Co. Ltd....        33,000        79,527
Thai Farmers Bank Public Co.
 Ltd...............................       152,000        78,618
                                                    -----------
                                                        280,460
                                                    -----------
TURKEY-4.0%
Aygaz AS...........................       894,000        39,276
Efes Sinai Holding AS*.............    10,462,000       114,910
Haci Omer Sabanci Holding AS.......    11,199,000       113,164
Turkcell Iletisim Hizmetleri AS*...     2,000,000        87,869
Vestel Elektronik Sanayi ve Ticaret
 AS*...............................       333,000        68,274
Yapi ve Kredi Bankasi AS...........    22,703,020       196,164
                                                    -----------
                                                        619,657
                                                    -----------
UNITED KINGDOM-1.6%
Dimension Data Holdings Plc........        15,000       128,990
Old Mutual Plc.....................        52,000       114,204
                                                    -----------
                                                        243,194
                                                    -----------
VENEZUELA-0.4%
Compania Anonima Nacional Telefonos
 de Venezuela......................         3,000        57,000
                                                    -----------
TOTAL COMMON STOCKS
 (cost $15,708,686)................                  13,501,864
                                                    -----------

PREFERRED STOCKS -- 13.3%

BRAZIL-13.3%
Banco Bradesco SA Prf..............    18,186,000       112,442
Companhia de Bebidas das Americas
 SA Prf*...........................     1,440,000       321,433
Centrais Electricas Brasileiras SA
 Prf Cl.`B'........................    10,722,000       190,451
Companhia Energetica de Minas
 Gerais SA Prf.....................     5,757,000        87,418
Companhia Vale do Rio Doce SA
 Prf...............................        15,000       345,821
Embratel Participacoes SA Prf......    10,722,000       172,080
Empresa Brasileira de Aeronautica
 SA ADR*...........................         4,200       121,538
Petroleo Brasileiro SA Prf.........        17,000       450,810
Tele Celular Sul Participacoes SA
 Prf...............................     5,950,000        70,396
Tele Norte Leste Participacoes SA
 Prf*..............................     5,477,000       119,613
Unibanco-Uniao de Bancos
 Brasileiros SA....................     2,654,730        68,145
                                                    -----------
TOTAL PREFERRED STOCKS
 (cost $1,950,725).................                   2,060,147
                                                    -----------

TOTAL INVESTMENTS -- 100.2%
 (cost $17,659,411)................                  15,562,011
                                                    -----------

LIABILITIES NET OF CASH AND
 OTHER ASSETS -- (0.2)%............                     (23,904)
                                                    -----------

NET ASSETS -- 100.0%...............                 $15,538,107
                                                    -----------
                                                    -----------

* Non-income producing

See notes to financial statements.

DLJ MUTUAL FUNDS -- STATEMENT OF INVESTMENTS October 31, 2000
--------------------------------------------------------------------------------
DLJ FIXED INCOME FUND

                                       PRINCIPAL
U.S. GOVERNMENT                         AMOUNT         VALUE
OBLIGATIONS -- 33.4%                  -----------   ------------
United States Treasury Bills
 6.375%, 03/31/01...................  $ 4,650,000   $  4,650,651
 6.375%, 09/30/01...................    4,150,000      4,153,237
United States Treasury Bonds
 7.500%, 11/15/16...................    5,250,000      6,048,420
United States Treasury Notes
 6.125%, 12/31/01...................    5,350,000      5,343,901
 6.500%, 03/31/02...................    4,000,000      4,020,000
 6.250%, 08/31/02...................    5,000,000      5,023,650
 6.250%, 02/15/03...................    1,250,000      1,258,625
 6.500%, 08/15/05...................    2,300,000      2,364,446
 7.000%, 07/15/06...................    7,100,000      7,486,737
 6.000%, 08/15/09...................    3,000,000      3,032,070
 6.500%, 02/15/10...................    2,250,000      2,355,997
                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (cost $45,551,151).................                  45,737,734
                                                    ------------
U.S. GOVERNMENT
  AGENCIES -- 20.1%
Federal Home Loan Bank
 7.360%, 07/01/04...................    6,000,000      6,166,020
Federal Home Loan Mortgage Corp.
 Pool #220016 8.750%, 10/01/01......        1,793          1,814
 6.000%, 07/19/04...................    2,000,000      1,951,700
 6.875%, 11/22/06...................      500,000        492,040
 7.625%, 09/09/09...................    3,000,000      2,991,300
 Pool #260499 10.000%, 04/01/16.....       13,863         14,803
 Pool #292065 8.500%, 04/01/17......    1,519,982      1,571,753
 Pool #606523 7.008%, 10/01/19......      787,253        801,503
Federal National Mortgage
 Association
 Pool #312088 7.000%, 06/01/02......      443,543        442,572
 Pool #76368 9.250%, 09/01/03.......       25,738         26,993
 Pool #76378 9.250%, 09/01/03.......       39,329         41,246
 5.625%, 05/14/04...................    3,625,000      3,527,705
 5.750%, 06/15/05...................    3,000,000      2,910,210
 6.950%, 11/13/06...................    1,000,000        986,010
 Pool #125136 8.000%, 07/01/07......      588,647        599,496
 Pool # 035574 8.750%, 10/01/08.....       85,310         87,576
 Pool #004542 12.000%, 12/01/08.....      198,806        223,345
 Pool #243876 9.000%, 01/01/09......      142,548        147,002
 6.375%, 06/15/09...................    2,404,000      2,355,559
 Pool #270674 9.000%, 09/01/17......      375,492        387,226
 Pool #224635 9.000%, 09/01/20......       77,358         79,776
 Pool #124211 7.410%, 12/01/21......    1,103,948      1,118,642
 Pool #124790 9.000%, 02/01/23......      407,388        420,119
Government National Mortgage Association
 Pool #93401 9.500%, 01/15/10.......      111,954        115,837
 Pool #058985 11.000%, 07/15/13.....       11,449         12,547
 Pool #068764 12.000%, 09/15/13.....       17,163         19,324
 Pool #296254 9.500%, 09/15/20......        4,539          4,721
                                                    ------------
TOTAL U.S. GOVERNMENT AGENCIES
 (cost $27,845,545).................                  27,496,839
                                                    ------------
CORPORATE BONDS -- 40.5%
CONSUMER PRODUCTS & SERVICES-6.5%
Anheuser Busch Cos.
 7.000%, 09/01/05...................    1,500,000      1,498,125
Coca-Cola Enterprises
 6.700%, 10/15/36...................    4,100,000      4,059,000
Tyco International Group, Inc.
 6.375%, 06/15/05...................    3,500,000      3,390,625
                                                    ------------
                                                       8,947,750
                                                    ------------





                                       PRINCIPAL
                                        AMOUNT         VALUE
                                      -----------   ------------
COMPUTERS-2.4%
Hewlett-Packard Co.
 7.150%, 06/15/05...................  $ 3,250,000   $  3,258,125
                                                    ------------
FINANCIAL-19.8%
Barclays Bank PLC
 7.400%, 12/15/09...................    2,500,000      2,487,500
Ford Motor Credit Co.
 7.375%, 10/28/09...................    5,000,000      4,887,500
J.P. Morgan & Co.
 5.750%, 02/25/04...................    3,000,000      2,883,750
Household Finance Co.
 6.000%, 05/01/04...................    4,550,000      4,379,375
MBNA Master Credit Card Trust
 6.450%, 02/15/08...................    5,000,000      4,938,250
Sears Credit Account Master Trust
 Series 1995-2
 8.100%, 06/15/04...................      187,500        187,815
Standard Credit Card Master Trust
 8.250%, 11/07/03...................    4,000,000      4,049,880
                                                    ------------
                                                      23,814,070
                                                    ------------
PUBLIC UTILITIES-5.0%
Consolidated Natural Gas Co.
 6.875%, 10/15/26...................    2,000,000      1,952,500
National Rural Utilities Cooperative
 Finance Corp.
 6.125%, 05/15/05...................    1,000,000        968,750
Oklahoma Gas & Electric Co.
 6.500%, 07/15/17...................    4,000,000      3,925,000
                                                    ------------
                                                       6,846,250
                                                    ------------
TELECOMMUNICATIONS-6.8%
AT&T Corp.
 6.000%, 03/15/09...................    5,000,000      4,393,750
MCI Communications Corp.
 6.125%, 04/15/02...................    5,000,000      4,937,500
                                                    ------------
                                                       9,331,250
                                                    ------------
TOTAL CORPORATE BONDS
 (cost $54,031,267).................                  52,197,445
                                                    ------------

COMMERCIAL PAPER -- 5.0%
 (amortized cost $6,900,418)
DaimlerChrysler AG
 6.448%, 11/01/00*..................    1,500,000      1,500,000
Merrill Lynch & Co., Inc.
 6.553%, 11/02/00*..................    3,200,000      3,199,418
National Australia Funding
 6.581%, 11/01/00*..................    2,201,000      2,201,000
                                                    ------------
                                                       6,900,418
                                                    ------------
TOTAL INVESTMENTS -- 99.0%
 (cost $134,328,381)................                 132,332,436
                                                    ------------

CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 1.0%.........                   1,368,234
                                                    ------------

NET ASSETS -- 100.0%................                $133,700,670
                                                    ------------
                                                    ------------

* Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

See notes to financial statements.

DLJ MUTUAL FUNDS -- STATEMENT OF INVESTMENTS October 31, 2000
--------------------------------------------------------------------------------
DLJ MUNICIPAL TRUST FUND

                                       PRINCIPAL
                                        AMOUNT         VALUE
MUNICIPAL BONDS -- 98.2%              -----------   ------------
COLORADO-6.9%
Denver, Colorado City & County
 Airport
 6.750%, 11/15/22...................  $ 1,580,000   $  1,629,375
                                                    ------------
ILLINOIS-11.3%
Chicago, Illinois General Obligation
 5.250%, 01/01/10...................      500,000        513,750
Chicago, Illinois Metropolitan Water
 Reclamation District
 5.750%, 12/01/01...................    1,000,000      1,013,600
Chicago, Illinois Metropolitan Water
 Reclamation District
 7.000%, 01/01/11...................    1,000,000      1,157,500
                                                    ------------
                                                       2,684,850
                                                    ------------
INDIANA-4.6%
Indiana University Revenue
 Student Fee Ser. K
 6.500%, 08/01/05...................    1,000,000      1,082,500
                                                    ------------
IOWA-4.4%
Iowa Student Loan Liquidation Corp.
 6.800%, 03/01/05...................    1,000,000      1,038,750
                                                    ------------
NEW YORK-9.1%
New York City, New York Ser. G
 5.750%, 02/01/08...................    1,000,000      1,056,250
New York State Dormitory Authority
 Revenue
 6.500%, 05/15/06...................    1,000,000      1,086,250
                                                    ------------
                                                       2,142,500
                                                    ------------
OKLAHOMA-7.1%
Grand River Dam Authority, Oklahoma
 6.250%, 06/01/11...................    1,500,000      1,678,125
                                                    ------------
PUERTO RICO-5.8%
Puerto Rico Commonwealth Refunding
 5.100%, 07/01/02...................    1,000,000      1,012,500
Puerto Rico Electric Power Authority
 6.000%, 07/01/11...................      330,000        367,125
                                                    ------------
                                                       1,379,625
                                                    ------------
TENNESSEE-4.4%
Memphis, Tennessee Electric System
 6.000%, 01/01/05...................    1,000,000      1,055,000
                                                    ------------




                                       PRINCIPAL
                                        AMOUNT         VALUE
                                      -----------   ------------
TEXAS-36.0%
Dallas, Texas Improvement
 4.000%, 02/15/04...................  $ 1,000,000   $    977,500
Houston, Texas Revenue
 5.000%, 03/01/05...................    2,000,000      2,032,500
Plano, Texas Independent School
 District
 6.000%, 02/15/05...................    2,000,000      2,107,500
Port Authority of Houston, Texas
 5.375%, 10/01/05...................    1,275,000      1,321,219
San Antonio, Texas Electric & Gas
 5.000%, 02/01/12...................    1,000,000      1,000,000
Texas State Refunding Ser. A
 6.000%, 10/01/08...................    1,000,000      1,086,250
                                                    ------------
                                                       8,524,969
                                                    ------------
WASHINGTON-4.3%
Washington State General Obligation
 5.000%, 01/01/05...................    1,000,000      1,016,250
                                                    ------------
WISCONSIN-4.3%
Wisconsin State Clean Water Revenue
 5.000%, 06/01/03...................    1,000,000      1,013,750
                                                    ------------
TOTAL MUNICIPAL BONDS
 (cost $22,906,131).................                  23,245,694
                                                    ------------

COMMERCIAL PAPER -- 0.7%
 (amortized cost $157,000)
National Australia Funding
 6.581%, 11/01/00*..................      157,000        157,000
                                                    ------------

TOTAL INVESTMENTS -- 98.9%
 (cost $23,063,131).................                  23,402,694
                                                    ------------

CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 1.1%.........                     270,974
                                                    ------------

NET ASSETS -- 100.0%................                $ 23,673,668
                                                    ------------
                                                    ------------

* Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

See notes to financial statements.

DLJ MUTUAL FUNDS -- STATEMENT OF INVESTMENTS October 31, 2000
--------------------------------------------------------------------------------
DLJ HIGH INCOME FUND

                                        PRINCIPAL
                                         AMOUNT         VALUE
BONDS -- 84.6%                         -----------   -----------
AEROSPACE-1.7%
BE Aerospace, Inc. Ser. B
 8.000%, 03/01/08**..................     $250,000   $   232,500
                                                     -----------
CHEMICALS-5.2%
Avecia Group, Inc.
 11.000%, 07/01/09**.................      250,000       241,250
Huntsman ICI Chemicals LLC
 10.125%, 07/01/09**.................      250,000       238,750
Lyondell Chemical Co.
 10.875%, 05/01/09**.................      250,000       240,625
                                                     -----------
                                                         720,625
                                                     -----------
CAPITAL GOODS-1.8%
Actuant Corp.
 13.000%, 05/01/09*,**...............      250,000       246,250
                                                     -----------
CONSUMER NON-DURABLE-1.6%
Consolidated Container Co. LLC
 10.125%, 07/15/09**.................      250,000       226,250
                                                     -----------
ENERGY-2.0%
R&B Falcon Corp.
 9.500%, 12/15/08**..................      250,000       268,125
                                                     -----------
FINANCIAL SERVICES-3.5%
AmeriCredit Corp.
 9.875%, 04/15/06**..................      250,000       245,625
Metris Companies, Inc.
 10.125%, 07/15/06**.................      250,000       237,500
                                                     -----------
                                                         483,125
                                                     -----------
FOOD & TOBACCO-6.5%
Advantica Restaurant Group, Inc.
 11.250%, 01/15/08**.................      250,000       121,250
Canandaigua Brands, Inc.
 8.500%, 03/01/09**..................      250,000       252,200
National Wine & Spirits Holdings
 Corp.
 10.125%, 01/15/09**.................      250,000       233,750
Triarc Consumer Group, Inc.
 10.250%, 02/15/09**.................      250,000       281,250
                                                     -----------
                                                         888,450
                                                     -----------
FOREST PRODUCTS/CONTAINERS-2.9%
Packaging Corp. of America
 9.625%, 04/01/09**..................      250,000       256,250
Phoenix Color Corp.
 10.375%, 02/01/09**.................      180,000       147,600
                                                     -----------
                                                         403,850
                                                     -----------
GAMING/LEISURE-5.5%
Argosy Gaming Co.
 10.750%, 06/01/09**.................      250,000       262,500
Mohegan Tribal Gaming
 8.750%, 01/01/09**..................      250,000       245,000
Station Casinos, Inc.
 10.125%, 03/15/06**.................      250,000       252,500
                                                     -----------
                                                         760,000
                                                     -----------
SERVICE-1.6%
Allied Waste North America, Inc.
 10.000%, 08/01/09**.................      250,000       215,000
                                                     -----------
TELECOMMUNICATIONS-15.0%
Covad Communications Group, Inc.
 12.000%, 02/15/10**.................      250,000       116,250
Crown Castle International Corp.
 9.000%, 05/15/11**..................      250,000       237,500
Esat Telecom Group PLC Ser. B
 11.875%, 12/01/08**.................      250,000       296,250






                                        PRINCIPAL
                                         AMOUNT         VALUE
                                       -----------   -----------
Hermes Europe Railtel BV
 11.500%, 08/15/07**.................  $   250,000   $   113,750
Nextlink Communications, Inc.
 10.750%, 06/01/09**.................      250,000       220,625
NTL, Inc. Ser. B
 12.375%, 10/01/08**,***.............      250,000       147,500
Pegasus Communications Corp.
 9.750%, 12/01/06**..................      250,000       245,000
Primus Telecommunications Group, Inc.
 11.750%, 08/01/04**.................      250,000       123,750
PSI Net, Inc. Ser. B
 10.000%, 02/15/05**.................      250,000       120,625
Time Warner Telecom, Inc.
 9.750%, 07/15/08**..................      250,000       222,500
Williams Communications Group, Inc.
 10.875%, 10/01/09**.................      250,000       211,875
                                                     -----------
                                                       2,055,625
                                                     -----------
HEALTHCARE-5.6%
Express Scripts, Inc.
 9.625%, 06/15/09**..................      250,000       253,125
ICN Pharmaceutical, Inc.
 8.750%, 11/15/08*...................      250,000       249,375
King Pharmaceutical, Inc.
 10.750%, 02/15/09**.................      250,000       265,000
                                                     -----------
                                                         767,500
                                                     -----------
HOUSING-1.7%
HMH Properties
 7.875%, 08/01/08**..................      250,000       231,250
                                                     -----------
INFORMATION TECHNOLOGY-1.8%
Fairchild Semiconductor Corp.
 10.375%, 10/01/07**.................      250,000       246,250
                                                     -----------
MANUFACTURING -- MISC.-5.2%
BGF Industries, Inc.
 10.250%, 01/15/09**.................      250,000       235,000
Gentek, Inc.
 11.000%, 08/01/09**.................      250,000       248,750
Riverwood International Corp.
 10.875%, 04/01/08**.................      250,000       226,875
                                                     -----------
                                                         710,625
                                                     -----------
MEDIA/ENTERTAINMENT-9.4%
Adelphia Communications Corp.
 7.875%, 05/01/09....................      250,000       197,500
Charter Communications Holdings LLC
 8.625%, 04/01/09**..................      250,000       226,250
Echostar DBS Corp.
 9.375%, 02/01/09**..................      250,000       246,875
Liberty Group, Inc.
 9.375%, 02/01/08**..................      250,000       203,750
Premier Parks, Inc.
 9.250%, 04/01/06**..................      250,000       231,250
United Pan-Europe Communications NV
 10.875%, 08/01/09**.................      250,000       186,250
                                                     -----------
                                                       1,291,875
                                                     -----------
METAL & MINERALS-2.2%
Kaiser Aluminum & Chemical Corp.
 12.750%, 02/01/03**.................      250,000       188,750
LTV Corp.
 8.200%, 09/15/07**..................      250,000       118,750
                                                     -----------
                                                         307,500
                                                     -----------
RETAIL-5.2%
MusicLand Group, Inc.
 9.000%, 06/15/03**..................      250,000       228,750
Rent-A-Center, Inc.
 11.000%, 08/15/08**.................      250,000       246,250

See notes to financial statements.

--------------------------------------------------------------------------------
DLJ HIGH INCOME FUND

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                       -----------   -----------
Simmons Co. Ser. B
 10.250%, 03/15/09**.................  $   250,000   $   233,750
                                                     -----------
                                                         708,750
                                                     -----------
TRANSPORTATION -- AUTOMOTIVE-6.2%
American Axle & Manufacturing
 Holdings, Inc.
 9.750%, 03/01/09**..................      250,000       224,375
Atlas Air, Inc.
 9.375%, 11/15/06**..................      250,000       246,250
Roller Bearing Company of America
 Ser. B 9.625%, 06/15/07**...........      250,000       223,750
Venture Holdings Trust
 11.000%, 06/01/07**.................      250,000       156,563
                                                     -----------
                                                         850,938
                                                     -----------
TOTAL BONDS
 (cost $13,107,117)..................                 11,614,488
                                                     -----------
PREFERRED STOCKS -- 1.9%                 SHARES
                                       -----------
 (cost $291,950)
TELECOMMUNICATIONS-1.9%
Dobson Communications, Inc...........          291       265,875
                                                     -----------
                                        PRINCIPAL
COMMERCIAL PAPER -- 11.9%                AMOUNT         VALUE
                                       -----------   -----------
 (amortized cost $1,640,000)
National Australia Funding
 6.581%, 11/01/00'D'.................  $ 1,640,000   $ 1,640,000
                                                     -----------
TOTAL INVESTMENTS -- 98.4%
 (cost $15,039,067)..................                 13,520,363
                                                     -----------

CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 1.6%..........                    224,226
                                                     -----------

NET ASSETS -- 100.0%.................                $13,744,589
                                                     -----------
                                                     -----------

  * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from the registration, normally to qualified institutional buyers. As of October 31, 2000, the value of these securities amounted to $495,625 or 3.6% of net assets.

 ** Security has an effective maturity date less than the stated maturity date due to a call feature.

*** Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

'D' Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

See notes to financial statements.

DLJ MUTUAL FUNDS -- STATEMENT OF ASSETS AND LIABILITIES October 31, 2000
--------------------------------------------------------------------------------

                                                                                SMALL
                                               CORE EQUITY     GROWTH AND      COMPANY      TECHNOLOGY     STRATEGIC
                                                   FUND       INCOME FUND     VALUE FUND       FUND       GROWTH FUND
                                                   ----       -----------     ----------       ----       -----------
ASSETS:
   Investments in securities, at value (cost
     $153,483,249, $170,712,918,
     $147,859,222, $37,467,789, and
     $8,459,866, respectively)...............  $238,769,247   $250,965,559   $208,948,194   $36,656,051   $8,774,545
   Cash -- domestic..........................        73,315             --             --        17,977          679
   Receivable for investment securities
     sold....................................            --        675,245      1,414,374            --           --
   Receivable for capital stock sold.........       168,440          8,713         23,095       132,611           --
   Dividends and interest receivable.........        77,419        285,132        151,118           899        2,492
   Reimbursement due from advisor............            --             --             --            --        7,768
                                               ------------   ------------   ------------   -----------   ----------
       Total assets..........................   239,088,421    251,934,649    210,536,781    36,807,538    8,785,484
                                               ------------   ------------   ------------   -----------   ----------
LIABILITIES:
   Payable to advisor........................       119,465        107,948        135,173         4,283           --
   Payable to distributor....................        77,856         67,183         52,879         8,001        2,059
   Payable for investment securities
     purchased...............................            --             --      3,742,368            --           --
   Payable for capital stock redeemed........        64,535        109,445        157,799            --           --
   Cash overdraft due to custodian...........            --         50,773          3,107            --           --
   Accrued expenses and other liabilities....       204,559        234,630        363,801       107,598       23,939
                                               ------------   ------------   ------------   -----------   ----------
       Total liabilities.....................       466,415        569,979      4,455,127       119,882       25,998
                                               ------------   ------------   ------------   -----------   ----------
NET ASSETS...................................  $238,622,006   $251,364,670   $206,081,654   $36,687,656   $8,759,486
                                               ------------   ------------   ------------   -----------   ----------
                                               ------------   ------------   ------------   -----------   ----------
NET ASSETS CONSIST OF:
   Capital paid-in...........................  $143,260,405   $148,739,486   $115,294,512   $39,466,325   $8,649,718
   Undistributed net investment income.......            --      1,212,938        375,783            --           --
   Accumulated net realized gain (loss) on
     investments.............................    10,075,603     21,159,605     29,322,387    (1,966,931)    (204,911)
   Net unrealized appreciation (depreciation)
     on investments..........................    85,285,998     80,252,641     61,088,972      (811,738)     314,679
                                               ------------   ------------   ------------   -----------   ----------
                                               $238,622,006   $251,364,670   $206,081,654   $36,687,656   $8,759,486
                                               ------------   ------------   ------------   -----------   ----------
                                               ------------   ------------   ------------   -----------   ----------
CLASS A SHARES:
   Net assets................................  $159,945,469   $162,870,688   $188,501,273   $ 2,913,155   $      478
                                               ------------   ------------   ------------   -----------   ----------
                                               ------------   ------------   ------------   -----------   ----------
   Shares outstanding........................     7,096,595      6,614,170      8,362,136       227,763        9,097
                                               ------------   ------------   ------------   -----------   ----------
                                               ------------   ------------   ------------   -----------   ----------
   Net asset value and redemption value per
     share...................................        $22.54         $24.62         $22.54        $12.79       $10.93
                                                     ------         ------         ------        ------       ------
                                                     ------         ------         ------        ------       ------
   Maximum offering price per share (net
     asset value plus maximum sales
     charge).................................        $23.92         $26.12         $23.92        $13.57       $11.60
                                                     ------         ------         ------        ------       ------
                                                     ------         ------         ------        ------       ------
CLASS B SHARES:
   Net assets................................  $ 50,233,410   $ 41,194,462   $ 17,255,162   $ 1,272,555   $  359,117
                                               ------------   ------------   ------------   -----------   ----------
                                               ------------   ------------   ------------   -----------   ----------
   Shares outstanding........................     2,305,013      1,685,549        786,118        99,643       32,864
                                               ------------   ------------   ------------   -----------   ----------
                                               ------------   ------------   ------------   -----------   ----------
   Net asset value and offering price per
     share...................................        $21.79         $24.44         $21.95        $12.77       $10.93
                                                     ------         ------         ------        ------       ------
                                                     ------         ------         ------        ------       ------
CLASS C SHARES:
   Net assets................................  $  4,412,358   $    495,899   $    219,866   $   479,235   $   38,306
                                               ------------   ------------   ------------   -----------   ----------
                                               ------------   ------------   ------------   -----------   ----------
   Shares outstanding........................       202,480         20,331         10,020        37,523        3,504
                                               ------------   ------------   ------------   -----------   ----------
                                               ------------   ------------   ------------   -----------   ----------
   Net asset value and offering price per
     share...................................        $21.79         $24.39         $21.94        $12.77       $10.93
                                                     ------         ------         ------        ------       ------
                                                     ------         ------         ------        ------       ------
CLASS D SHARES:
   Net assets................................  $ 23,028,747   $ 46,707,695                  $ 3,293,904
                                               ------------   ------------                  -----------
                                               ------------   ------------                  -----------
   Shares outstanding........................     1,018,823      1,895,615                      257,587
                                               ------------   ------------                  -----------
                                               ------------   ------------                  -----------
   Net asset value and offering price per
     share...................................        $22.60         $24.64                       $12.79
                                                     ------         ------                       ------
                                                     ------         ------                       ------
CLASS R SHARES:
   Net assets................................  $  1,002,022   $     95,926   $    105,353   $28,728,807   $8,262,585
                                               ------------   ------------   ------------   -----------   ----------
                                               ------------   ------------   ------------   -----------   ----------
   Shares outstanding........................        44,432          3,894          4,658     2,246,647      755,256
                                               ------------   ------------   ------------   -----------   ----------
                                               ------------   ------------   ------------   -----------   ----------
   Net asset value and offering price per
     share...................................        $22.55         $24.63         $22.62        $12.79       $10.94
                                                     ------         ------         ------        ------       ------
                                                     ------         ------         ------        ------       ------

See notes to financial statements.

DLJ MUTUAL FUNDS -- STATEMENT OF ASSETS AND LIABILITIES October 31, 2000 (continued)
--------------------------------------------------------------------------------

                                                                                  FIXED
                                                INTERNATIONAL    DEVELOPING       INCOME       MUNICIPAL    HIGH INCOME
                                                 EQUITY FUND    MARKETS FUND       FUND       TRUST FUND       FUND
                                                 -----------    ------------       ----       ----------       ----
ASSETS:
   Investments in securities, at value (cost
     $54,282,569, $17,659,411, $134,328,381,
     $23,063,131, and $15,039,067,
     respectively)............................   $59,370,261    $15,562,011    $132,332,436   $23,402,694   $13,520,363
   Cash -- foreign, at value (cost $788,817
     and $152,271, respectively)..............       776,970        146,061              --            --            --
   Cash -- domestic...........................     3,194,853             --              --            --            --
   Receivable for capital stock sold..........        18,395          2,000          50,000            --            --
   Dividends and interest receivable..........       140,742         13,159       2,039,139       370,303       369,780
   Reimbursement due from advisor.............            --         71,457              --            --            --
   Other assets...............................        89,408             --           9,440         1,651            --
                                                 -----------    -----------    ------------   -----------   -----------
       Total assets...........................    63,590,629     15,794,688     134,431,015    23,774,648    13,890,143
                                                 -----------    -----------    ------------   -----------   -----------
LIABILITIES:
   Payable to advisor.........................        64,590             --          52,301         1,007         8,002
   Payable to distributor.....................        15,235          4,754          10,091         5,691         3,664
   Payable for capital stock redeemed.........       240,380          2,022          12,000            --            --
   Cash overdraft due to custodian............            --         76,181         655,953        94,151        38,465
   Dividend payable...........................            --             --              --           131            --
   Accrued expenses and other liabilities.....       198,847        173,624              --            --        95,423
                                                 -----------    -----------    ------------   -----------   -----------
       Total liabilities......................       519,052        256,581         730,345       100,980       145,554
                                                 -----------    -----------    ------------   -----------   -----------
NET ASSETS....................................   $63,071,577    $15,538,107    $133,700,670   $23,673,668   $13,744,589
                                                 -----------    -----------    ------------   -----------   -----------
                                                 -----------    -----------    ------------   -----------   -----------
NET ASSETS CONSIST OF:
   Capital paid-in............................   $54,242,175    $21,608,032    $138,421,483   $23,462,813   $15,667,540
   Accumulated distributions in excess of net
     investment income........................            --             --              --        (2,492)           --
   Accumulated net realized gain (loss) on
     investments..............................     3,763,140     (3,967,852)     (2,724,868)     (126,216)     (404,247)
   Net unrealized appreciation/(depreciation)
     on investments...........................     5,066,262     (2,102,073)     (1,995,945)      339,563    (1,518,704)
                                                 -----------    -----------    ------------   -----------   -----------
                                                 $63,071,577    $15,538,107    $133,700,670   $23,673,668   $13,744,589
                                                 -----------    -----------    ------------   -----------   -----------
                                                 -----------    -----------    ------------   -----------   -----------
CLASS A SHARES:
   Net assets.................................   $52,965,713    $13,294,038    $ 34,950,921   $22,564,727   $10,708,907
                                                 -----------    -----------    ------------   -----------   -----------
                                                 -----------    -----------    ------------   -----------   -----------
   Shares outstanding.........................     4,396,677      1,547,554       3,564,039     2,235,412     1,226,214
                                                 -----------    -----------    ------------   -----------   -----------
                                                 -----------    -----------    ------------   -----------   -----------
   Net asset value and redemption value per
     share....................................        $12.05          $8.59           $9.81        $10.09         $8.73
                                                      ------         ------          ------        ------        ------
                                                      ------         ------          ------        ------        ------
   Maximum offering price per share (net asset
     value plus maximum sales charge).........        $12.79          $9.11          $10.30        $10.59         $9.17
                                                      ------         ------          ------        ------        ------
                                                      ------         ------          ------        ------        ------
CLASS B SHARES:
   Net assets.................................   $ 5,088,876    $ 2,214,010    $  3,256,257   $ 1,082,464   $ 1,312,937
                                                 -----------    -----------    ------------   -----------   -----------
                                                 -----------    -----------    ------------   -----------   -----------
   Shares outstanding.........................       439,780        267,373         332,052       107,283       150,397
                                                 -----------    -----------    ------------   -----------   -----------
                                                 -----------    -----------    ------------   -----------   -----------
   Net asset value and offering price per
     share....................................        $11.57          $8.28           $9.81        $10.09         $8.73
                                                      ------         ------          ------        ------        ------
                                                      ------         ------          ------        ------        ------
CLASS C SHARES:
   Net assets.................................   $   140,966    $    11,954    $        261   $       260   $    78,468
                                                 -----------    -----------    ------------   -----------   -----------
                                                 -----------    -----------    ------------   -----------   -----------
   Shares outstanding.........................        12,162          1,447              26            26         8,983
                                                 -----------    -----------    ------------   -----------   -----------
                                                 -----------    -----------    ------------   -----------   -----------
   Net asset value and offering price per
     share....................................        $11.59          $8.26           $9.81        $10.05         $8.73
                                                      ------         ------          ------        ------        ------
                                                      ------         ------          ------        ------        ------
CLASS D SHARES:
   Net assets.................................   $ 4,738,190                   $ 95,471,436                 $ 1,503,575
                                                 -----------                   ------------                 -----------
                                                 -----------                   ------------                 -----------
   Shares outstanding.........................       391,789                      9,734,448                     172,207
                                                 -----------                   ------------                 -----------
                                                 -----------                   ------------                 -----------
   Net asset value and offering price per
     share....................................        $12.09                          $9.81                       $8.73
                                                      ------                         ------                      ------
                                                      ------                         ------                      ------
CLASS R SHARES:
   Net assets.................................   $   137,832    $    18,105    $     21,795   $    26,217   $   140,702
                                                 -----------    -----------    ------------   -----------   -----------
                                                 -----------    -----------    ------------   -----------   -----------
   Shares outstanding.........................        11,436          2,108           2,222         2,597        16,116
                                                 -----------    -----------    ------------   -----------   -----------
                                                 -----------    -----------    ------------   -----------   -----------
   Net asset value and offering price per
     share....................................        $12.05          $8.59           $9.81        $10.09         $8.73
                                                      ------         ------          ------        ------        ------
                                                      ------         ------          ------        ------        ------

See notes to financial statements.

DLJ MUTUAL FUNDS -- STATEMENT OF OPERATIONS for the year ended October 31, 2000
--------------------------------------------------------------------------------

                                                                     SMALL
                                      CORE EQUITY   GROWTH AND      COMPANY     TECHNOLOGY     STRATEGIC
                                         FUND       INCOME FUND   VALUE FUND       FUND*      GROWTH FUND*
                                      -----------   -----------   -----------   -----------   ------------
INVESTMENT INCOME:
   Dividends........................  $ 1,720,853   $4,238,489    $ 3,216,557   $     5,674     $ 28,639
   Interest.........................      344,909      251,620        123,339        64,894       17,849
                                      -----------   -----------   -----------   -----------     --------
                                        2,065,762    4,490,109      3,339,896        70,568       46,488
   Less withholding tax on foreign
     source dividends...............       (1,848)          --             --            --           --
                                      -----------   -----------   -----------   -----------     --------
     Total investment income........    2,063,914    4,490,109      3,339,896        70,568       46,488
                                      -----------   -----------   -----------   -----------     --------
EXPENSES:
   Investment advisory fees (Note
     B).............................    1,338,293    1,442,618      1,622,703       208,699       47,380
   Distribution fees -- Class A
     (Note B).......................      444,797      475,998        524,059         1,209           24
   Distribution fees -- Class B
     (Note B).......................      428,149      408,174        176,261         2,158          550
   Distribution fees -- Class C
     (Note B).......................       12,245        1,130            363           501           57
   Distribution fees -- Class R
     (Note B).......................          225           36             19        56,922       15,618
   Shareholder servicing fees (Note
     B).............................           --           --             --        32,907        8,850
   Transfer agent fees..............      209,000      219,000        264,000        26,800       18,000
   Custodian fees...................      106,000      123,000        101,000        67,100       44,000
   Registration fees................       45,000       52,000         58,000        58,000       35,000
   Printing fees....................       23,000       21,000         31,000        14,000        6,000
   Legal fees.......................       38,000       40,000         37,000        12,000        5,500
   Auditing fees....................       32,000       23,000         16,000        28,000        9,000
   Trustees' fees (Note B)..........       19,000       31,000         27,000        11,000        2,000
   Miscellaneous....................       51,615       43,040         52,146         9,773        2,136
                                      -----------   -----------   -----------   -----------     --------
     Total expenses.................    2,747,324    2,879,996      2,909,551       529,069      194,115
     Less expenses reimbursed by
       advisor (Note B).............           --           --             --      (196,374)    (118,483)
                                      -----------   -----------   -----------   -----------     --------
     Net expenses...................    2,747,324    2,879,996      2,909,551       332,695       75,632
                                      -----------   -----------   -----------   -----------     --------
NET INVESTMENT INCOME (LOSS)........     (683,410)   1,610,113        430,345      (262,127)     (29,144)
                                      -----------   -----------   -----------   -----------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NOTE C:
   Net realized gain (loss) on
     investments....................   10,093,654   21,677,713     29,349,170    (1,966,931)    (204,911)
   Net change in unrealized
     appreciation (depreciation) on
     investments....................   16,397,007   (3,306,323)     9,049,299      (811,738)     314,679
                                      -----------   -----------   -----------   -----------     --------
   Net realized and unrealized gain
     (loss) on investments..........   26,490,661   18,371,390     38,398,469    (2,778,669)     109,768
                                      -----------   -----------   -----------   -----------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS....................  $25,807,251   $19,981,503   $38,828,814   $(3,040,796)    $ 80,624
                                      -----------   -----------   -----------   -----------     --------
                                      -----------   -----------   -----------   -----------     --------

* The Technology Fund and the Strategic Growth Fund commenced operations on November 18, 1999.

See notes to financial statements.

DLJ MUTUAL FUNDS -- STATEMENT OF OPERATIONS for the year ended October 31, 2000 (continued)
--------------------------------------------------------------------------------

                                                                          FIXED
                                         INTERNATIONAL    DEVELOPING      INCOME     MUNICIPAL    HIGH INCOME
                                          EQUITY FUND    MARKETS FUND      FUND      TRUST FUND      FUND
                                         -------------   ------------   ----------   ----------   -----------
INVESTMENT INCOME:
   Dividends...........................   $ 1,032,613    $   308,555    $       --   $      --    $        --
   Interest............................        91,880         21,903     9,072,869   1,288,196      1,470,540
                                          -----------    -----------    ----------   ----------   -----------
                                            1,124,493        330,458     9,072,869   1,288,196      1,470,540
   Less withholding tax on foreign
     source dividends..................       (99,143)       (25,433)           --          --             --
                                          -----------    -----------    ----------   ----------   -----------
     Total investment income...........     1,025,350        305,025     9,072,869   1,288,196      1,470,540
                                          -----------    -----------    ----------   ----------   -----------
EXPENSES:
   Investment advisory fees (Note B)...       809,279        262,585       837,673     163,791         98,962
   Distribution fees -- Class A (Note
     B)................................       136,766         44,887       109,539      72,659         27,736
   Distribution fees -- Class B (Note
     B)................................        57,612         30,488        35,617       9,984         15,943
   Distribution fees -- Class C (Note
     B)................................           217             18             2           2             95
   Distribution fees -- Class R (Note
     B)................................            44              4             7          11            227
   Transfer agent fees.................        60,000         66,000        57,000      54,000         57,500
   Custodian fees......................        91,000         96,000        93,000      51,000         52,000
   Registration fees...................        51,000         37,000        62,000      28,000         46,500
   Printing fees.......................        29,500         11,000        18,000       7,000         15,000
   Legal fees..........................        36,000         21,000        30,000       8,000         34,000
   Auditing fees.......................        25,000         13,000        23,000       3,000         17,000
   Trustees' fees (Note B).............        11,000         11,000        15,000       5,000         10,000
   Amortization of organization costs
     (Note A)..........................        13,819         13,819            --          --             --
   Miscellaneous.......................        25,390         19,902        50,346       2,824         13,415
                                          -----------    -----------    ----------   ----------   -----------
     Total expenses....................     1,346,627        626,703     1,331,184     405,271        388,378
     Less expenses reimbursed by
       advisor and/or subadvisor (Note
       B)..............................            --       (152,177)     (188,370)   (138,175)      (224,209)
                                          -----------    -----------    ----------   ----------   -----------
     Net expenses......................     1,346,627        474,526     1,142,814     267,096        164,169
                                          -----------    -----------    ----------   ----------   -----------
NET INVESTMENT INCOME (LOSS)...........      (321,277)      (169,501)    7,930,055   1,021,100      1,306,371
                                          -----------    -----------    ----------   ----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NOTE C:
   Net realized gain (loss) on
     investments.......................     4,262,030        575,610    (2,206,386)   (126,217)      (404,247)
   Net realized loss on foreign
     currency transactions.............      (101,544)       (42,582)           --          --             --
   Net change in unrealized
     appreciation (depreciation) on
     investments.......................    (5,167,193)    (2,832,139)    1,474,288     417,728       (959,036)
   Net change in unrealized
     appreciation (depreciation) on
     translation of foreign currency
     denominated assets and
     liabilities.......................       (37,551)       (28,008)           --          --             --
                                          -----------    -----------    ----------   ----------   -----------
   Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions.............    (1,044,258)    (2,327,119)     (732,098)    291,511     (1,363,283)
                                          -----------    -----------    ----------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS............................   $(1,365,535)   $(2,496,620)   $7,197,957   $1,312,611   $   (56,912)
                                          -----------    -----------    ----------   ----------   -----------
                                          -----------    -----------    ----------   ----------   -----------

See notes to financial statements.

DLJ MUTUAL FUNDS -- STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      CORE EQUITY FUND           GROWTH AND INCOME FUND
                                                 ---------------------------   ---------------------------
                                                         YEAR ENDED                    YEAR ENDED
                                                   10/31/00       10/31/99       10/31/00       10/31/99
                                                 ------------   ------------   ------------   ------------
OPERATIONS:
   Net investment income (loss)................  $   (683,410)  $   (407,517)  $  1,610,113   $  1,038,244
   Net realized gain on investments............    10,093,654     13,398,533     21,677,713      7,532,501
   Net change in unrealized appreciation on
     investments...............................    16,397,007     23,871,282     (3,306,323)    18,898,886
                                                 ------------   ------------   ------------   ------------
   Increase in net assets from operations......    25,807,251     36,862,298     19,981,503     27,469,631
                                                 ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
   Investment income:
     Class A...................................            --             --       (855,863)      (694,625)
     Class B...................................            --             --             --        (16,859)
     Class C...................................            --             --           (436)            --
     Class D...................................            --             --       (343,579)      (141,754)
     Class R...................................            --             --           (118)            --
   Realized gains on investments:
     Class A...................................   (10,289,314)    (1,523,410)    (5,060,415)   (14,556,598)
     Class B...................................    (2,597,317)      (279,678)    (1,204,657)    (3,003,060)
     Class D...................................      (475,552)            --     (1,367,048)            --
                                                 ------------   ------------   ------------   ------------
   Total dividends and distributions to
     shareholders..............................   (13,362,183)    (1,803,088)    (8,832,116)   (18,412,896)
                                                 ------------   ------------   ------------   ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note D.....    52,877,730     23,723,233    (23,292,901)    57,190,869
                                                 ------------   ------------   ------------   ------------
   Total increase (decrease) in net assets.....    65,322,798     58,782,443    (12,143,514)    66,247,604
NET ASSETS:
   Beginning of year...........................   173,299,208    114,516,765    263,508,184    197,260,580
                                                 ------------   ------------   ------------   ------------
   End of year (including undistributed net
     investment income of $1,212,938 and
     $802,821 for the Growth and Income Fund at
     10/31/00 and 10/31/99, respectively)......  $238,622,006   $173,299,208   $251,364,670   $263,508,184
                                                 ------------   ------------   ------------   ------------
                                                 ------------   ------------   ------------   ------------

                                                                                TECHNOLOGY
                                                  SMALL COMPANY VALUE FUND         FUND
                                                 ---------------------------   ------------
                                                         YEAR ENDED             YEAR ENDED
                                                   10/31/00       10/31/99      10/31/00*
                                                 ------------   ------------   ------------
OPERATIONS:
   Net investment income (loss)................  $    430,345   $    543,857   $   (262,127)
   Net realized gain (loss) on investments.....    29,349,170     20,499,594     (1,966,931)
   Net change in unrealized appreciation
     (depreciation) on investments.............     9,049,299     (9,202,368)      (811,738)
                                                 ------------   ------------   ------------
   Increase (decrease) in net assets from
     operations................................    38,828,814     11,841,083     (3,040,796)
                                                 ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
   Investment income:
     Class A...................................      (404,478)      (852,298)            --
   Realized gains on investments:
     Class A...................................   (18,572,467)      (168,838)            --
     Class B...................................    (1,941,783)       (16,223)            --
                                                 ------------   ------------   ------------
   Total dividends and distributions to
     shareholders..............................   (20,918,728)    (1,037,359)            --
                                                 ------------   ------------   ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note D.....   (19,277,621)   (63,511,227)    39,678,452
                                                 ------------   ------------   ------------
   Total increase (decrease) in net assets.....    (1,367,535)   (52,707,503)    36,637,656
NET ASSETS:
   Beginning of year...........................   207,449,189    260,156,692         50,000
                                                 ------------   ------------   ------------
   End of year (including undistributed net
     investment income of $375,783 and $349,206
     for the Small Company Value Fund at
     10/31/00 and 10/31/99, respectively)......  $206,081,654   $207,449,189   $ 36,687,656
                                                 ------------   ------------   ------------
                                                 ------------   ------------   ------------

* The Technology Fund commenced operations on November 18, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                   STRATEGIC
                                                  GROWTH FUND   INTERNATIONAL EQUITY FUND
                                                  -----------   --------------------------
                                                  YEAR ENDED            YEAR ENDED
                                                   10/31/00*     10/31/00       10/31/99
                                                  -----------   -----------   ------------
OPERATIONS:
   Net investment loss..........................  $  (29,144)   $  (321,277)  $   (267,097)
   Net realized gain (loss) on investments and
     foreign currency transactions..............    (204,911)     4,160,486      7,275,061
   Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency denominated assets and
     liabilities................................     314,679     (5,204,744)     3,065,685
                                                  -----------   -----------   ------------
   Increase (decrease) in net assets from
     operations.................................      80,624     (1,365,535)    10,073,649
                                                  -----------   -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
   Realized gains on investments:
     Class A....................................          --     (6,041,311)    (2,412,264)
     Class B....................................          --       (724,739)      (358,183)
     Class D....................................          --       (266,755)            --
                                                  -----------   -----------   ------------
   Total dividends and distributions to
     shareholders...............................          --     (7,032,805)    (2,770,447)
                                                  -----------   -----------   ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note D......   8,628,862     16,175,904     (2,428,179)
                                                  -----------   -----------   ------------
   Total increase in net assets.................   8,709,486      7,777,564      4,875,023
NET ASSETS:
   Beginning of year............................      50,000     55,294,013     50,418,990
                                                  -----------   -----------   ------------
   End of year..................................  $8,759,486    $63,071,577   $ 55,294,013
                                                  -----------   -----------   ------------
                                                  -----------   -----------   ------------

                                                   DEVELOPING MARKETS FUND         FIXED INCOME FUND
                                                  -------------------------   ---------------------------
                                                         YEAR ENDED                   YEAR ENDED
                                                   10/31/00      10/31/99       10/31/00       10/31/99
                                                  -----------   -----------   ------------   ------------
OPERATIONS:
   Net investment income (loss).................  $ (169,501)   $    37,837   $  7,930,055   $  5,607,375
   Net realized gain (loss) on investments and
     foreign currency transactions..............     533,028       (470,533)    (2,206,386)      (554,334)
   Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency denominated assets and
     liabilities................................  (2,860,147)     5,298,723      1,474,288     (5,249,092)
   Contribution from subadvisor.................          --        460,289             --             --
                                                  -----------   -----------   ------------   ------------
   Increase (decrease) in net assets from
     operations.................................  (2,496,620)     5,326,316      7,197,957       (196,051)
                                                  -----------   -----------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
   Investment income:
     Class A....................................          --         (7,744)    (2,046,705)    (2,198,867)
     Class B....................................          --             --       (166,263)      (228,041)
     Class C....................................          --             --             (7)            --
     Class D....................................          --             --     (5,716,910)    (3,180,467)
     Class R....................................          --             --           (170)            --
   Realized gains on investments:
     Class A....................................          --             --             --       (477,719)
     Class B....................................          --             --             --        (58,661)
   Tax return of capital:
     Class A....................................          --        (34,031)            --             --
                                                  -----------   -----------   ------------   ------------
   Total dividends and distributions to
     shareholders...............................          --        (41,775)    (7,930,055)    (6,143,755)
                                                  -----------   -----------   ------------   ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note D......    (672,912)    (5,440,079)   (29,521,688)   116,610,870
                                                  -----------   -----------   ------------   ------------
   Total increase (decrease) in net assets......  (3,169,532)      (155,538)   (30,253,786)   110,271,064
NET ASSETS:
   Beginning of year............................  18,707,639     18,863,177    163,954,456     53,683,392
                                                  -----------   -----------   ------------   ------------
   End of year..................................  $15,538,107   $18,707,639   $133,700,670   $163,954,456
                                                  -----------   -----------   ------------   ------------
                                                  -----------   -----------   ------------   ------------

* The Strategic Growth Fund commenced operations on November 18, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                 MUNICIPAL TRUST FUND          HIGH INCOME FUND
                                                              --------------------------   -------------------------
                                                                      YEAR ENDED                  YEAR ENDED
                                                               10/31/00       10/31/99      10/31/00      10/31/99*
                                                              -----------   ------------   -----------   -----------
OPERATIONS:
   Net investment income....................................  $ 1,021,100   $  1,429,752   $ 1,306,371   $   547,160
   Net realized gain (loss) on investments..................     (126,217)       216,865      (404,247)       88,352
   Net change in unrealized appreciation (depreciation) on
     investments............................................      417,728     (1,926,952)     (959,036)     (559,668)
                                                              -----------   ------------   -----------   -----------
   Increase (decrease) in net assets from operations........    1,312,611       (280,335)      (56,912)       75,844
                                                              -----------   ------------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income:
     Class A................................................     (988,865)    (1,389,791)   (1,038,792)     (481,082)
     Class B................................................      (32,042)       (39,961)     (137,149)      (40,859)
     Class C................................................           (5)            --          (728)           --
     Class D................................................           --             --      (130,131)      (25,219)
     Class R................................................         (187)            --        (7,647)           --
   Realized gains on investments:
     Class A................................................     (218,980)            --       (73,884)           --
     Class B................................................       (7,797)            --       (11,116)           --
     Class D................................................           --             --        (6,589)           --
                                                              -----------   ------------   -----------   -----------
   Total dividends and distributions to shareholders........   (1,247,876)    (1,429,752)   (1,406,036)     (547,160)
                                                              -----------   ------------   -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) Note D..................   (7,346,894)   (13,070,060)    2,346,807    13,332,046
                                                              -----------   ------------   -----------   -----------
   Total increase (decrease) in net assets..................   (7,282,159)   (14,780,147)      883,859    12,860,730
NET ASSETS:
   Beginning of year........................................   30,955,827     45,735,974    12,860,730            --
                                                              -----------   ------------   -----------   -----------
   End of year..............................................  $23,673,668   $ 30,955,827   $13,744,589   $12,860,730
                                                              -----------   ------------   -----------   -----------
                                                              -----------   ------------   -----------   -----------

* The High Income Fund commenced operations on March 8, 1999.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS October 31, 2000
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. DLJ Mutual Funds (the 'DLJ Funds' or 'Funds') consists of three trusts, DLJ Focus Funds (the 'Focus Funds'), organized as a Massachusetts business trust on November 26, 1985, DLJ Opportunity Funds (the 'Opportunity Funds') and DLJ Select Funds (the 'Select Funds'), each a Delaware business trust organized under the laws of Delaware on May 31, 1995 and August 3, 1999, respectively. Each Trust consists of separate portfolios (the 'Portfolios') and constitute a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended ('Act'). On July 28, 2000, the Funds' Board of Trustees approved, effective August 1, 2000, a change of the Funds' name from 'DLJ Winthrop' to 'DLJ.' The Focus Funds consist of DLJ Core Equity Fund, DLJ Growth and Income Fund, DLJ Small Company Value Fund, DLJ Fixed Income Fund, and DLJ Municipal Trust Fund. The Opportunity Funds consist of DLJ International Equity Fund, DLJ Developing Markets Fund, DLJ Municipal Money Fund, DLJ U.S. Government Money Fund and DLJ High Income Fund. The Municipal Money Fund and the U.S. Government Money Fund are included in a separate report. The Select Funds consist of DLJ Technology Fund and DLJ Strategic Growth Fund. Prior to the commencement of operations on November 18, 1999, the Select Funds had no operations other than the sale and issuance to each of DLJ Asset Management Group and DLJdirect Inc. of 2,500 shares of beneficial interest at $10.00 per share of each of the Technology Fund and the Strategic Growth Fund. Effective August 1, 2000, the then existing shares of the Select Funds were redesignated as Class R shares and the Select Funds commenced offering additional classes of shares.

The investment objective of the Core Equity Fund and the Growth and Income Fund is long-term capital appreciation. The Growth and Income Fund also seeks continuity of income. The Strategic Growth Fund seeks long-term growth of capital by investing in equity securities of a limited number of large, carefully selected companies that the Advisor believes will achieve superior growth. The investment objective of the Technology Fund is growth of capital which the Fund seeks to achieve by investing in a broad number of industries that comprise the U.S. domestic technology sector. The investment objective of the Small Company Value Fund is a high level of growth of capital. The Fixed Income Fund aims to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and nonconvertible debt securities of foreign and domestic companies, including both well-known and established and new and lesser-known companies. The Municipal Trust Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in high-grade tax-exempt municipal securities. The investment objective of the International Equity Fund is to seek long-term growth of capital by investing primarily in common stocks and other equity securities from established markets outside the United States. The Developing Markets Fund seeks

--------------------------------------------------------------------------------
long-term growth of capital by investing primarily in common stocks and other equity securities from developing countries. The High Income Fund's primary investment objective is to provide a high level of current income and its secondary objective is capital appreciation.

Each portfolio offers Class A, Class B, Class C and Class R shares. In addition, Core Equity Fund, Growth and Income Fund, Fixed Income Fund, International Equity Fund, High Income Fund and Technology Fund offer Class D shares exclusively to employees of Credit Suisse First Boston and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employee's Savings and Profit Sharing Plan. Class A shares of Core Equity Fund, Growth and Income Fund, Small Company Value Fund, International Equity Fund, Developing Markets Fund, Technology Fund and Strategic Growth Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of Fixed Income Fund, Municipal Trust Fund and High Income Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% if redeemed within the first year of purchase. Class R shares are available for purchase at net asset value by eligible institutions on behalf of their clients. Each class is identical in all respects except that Class A and Class R shares bear similar distribution service fees which are different than Class B and Class C shares; and Class D shares are not subject to any distribution service fees. Class A, Class B, Class C and Class R shares have exclusive voting rights with respect to each class's distribution plan. Each class has different exchange privileges and only Class B shares have a conversion feature.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the DLJ Funds.

  (1) SECURITY VALUATION: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities, except short-term securities, may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FOREIGN CURRENCY TRANSACTIONS: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gain (loss) on foreign currency transactions arises from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation on translation of foreign currency denominated assets and liabilities arises from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

  (4) FEDERAL INCOME TAXES: The Funds intend to be treated as 'regulated investment companies' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

--------------------------------------------------------------------------------

  The Fixed Income Fund, Municipal Trust Fund, Developing Markets Fund, Strategic Growth Fund and Technology Fund each have unused capital loss carryovers available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2000. The approximate amounts and the fiscal year upon which the carryovers will be terminated are as follows:

                                   FIXED      MUNICIPAL       HIGH       TECHNOLOGY    STRATEGIC     DEVELOPING
                                INCOME FUND   TRUST FUND   INCOME FUND      FUND      GROWTH FUND   MARKETS FUND
                                -----------   ----------   -----------      ----      -----------   ------------
Capital Loss Carryovers
Total:........................  $2,636,000     $126,000     $404,000     $1,948,000    $188,000      $3,942,000
                                ----------     --------     --------     ----------    --------      ----------
                                ----------     --------     --------     ----------    --------      ----------
Expires in: Fiscal 2008.......  $2,094,000     $126,000     $404,000     $1,948,000    $188,000      $  --
        Fiscal 2007...........     542,000       --           --             --          --             771,000
        Fiscal 2006...........      --           --           --             --          --             587,000
        Fiscal 2005...........      --           --           --             --          --           2,584,000

  (5) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

  In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the 'Guide'). The revised version of the Guide is effective for annual financial statements beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. Currently, the Municipal Trust Fund does not amortize discounts and the High Income Fund does not amortize premiums. Upon adoption, the Funds will be required to record a cumulative effect adjustment to reflect the amortization. The adjustment will result in a reclassification between net investment income and unrealized appreciation/(depreciation) and, therefore, will not impact total net assets. At this time, the Funds have not completed their analysis of the impact of this accounting change.

  (6) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date.

  (7) DEFERRED ORGANIZATION COSTS: Costs incurred in connection with the International Equity Fund's and the Developing Markets Fund's organization are being amortized on a straight-line basis over five years commencing with the Fund's operation.

  (8) CONCENTRATION OF RISK: At October 31, 2000, the Municipal Trust Fund had approximately 36% of its net assets invested in municipal obligations of Texas. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations of the Fund.

  The High Income Fund invests in fixed income securities rated below investment-grade quality or unrated fixed income securities deemed to be of comparable quality. Lower grade fixed income securities are commonly known as 'junk bonds' and are subject to special risks, including greater price volatility and a greater risk of loss of principal and non-payment of interest.

  The Technology Fund concentrates its investments in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition.

  The International Equity Fund and Developing Markets Fund each invest substantially all of their net assets in foreign securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks, less public information available about foreign companies and differing degrees of regulation and differing reporting, accounting and auditing standards. In addition, the Developing Markets Fund is subject to the risks of investing in developing or emerging markets.

  (9) RECLASSIFICATION OF COMPONENTS OF NET ASSETS: At October 31, 2000, the following reclassifications were recorded to reflect permanent book to tax differences. These reclassifications had no effect on net assets or net asset value per share.

--------------------------------------------------------------------------------

                                                                      UNDISTRIBUTED      ACCUMULATED
                                                                           NET        NET REALIZED GAIN
                                                         CAPITAL       INVESTMENT         (LOSS) ON
FUND                                                     PAID-IN         INCOME          INVESTMENTS
----                                                     -------         ------          -----------
Core Equity Fund...................................        (683,410)       683,410                --
Growth and Income Fund.............................          20,275             --            (20,275)
Small Company Value Fund...........................              --            710                710
Strategic Growth Fund..............................         (29,144)        29,144                 --
Technology Fund....................................        (262,127)       262,127                 --
International Equity Fund..........................              --        321,277           (321,277)
Developing Markets Fund............................        (211,471)       168,889             42,582
Fixed Income Fund..................................         (72,067)        48,592             23,475
Municipal Trust Fund...............................              --         (2,492)             2,492
High Income Fund...................................         (11,313)         8,076              3,237

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: Donaldson, Lufkin & Jenrette, Inc. ('DLJ') was acquired by Credit Suisse Group ('Credit Suisse') on November 3, 2000 (the 'Acquisition'). Prior to the Acquisition, DLJ Asset Management Group ('DLJAM'), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation ('DLJSC'), a wholly-owned subsidiary of DLJ, served as advisor to the Funds. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business, Credit Suisse Asset Management, LLC ('CSAM'). Accordingly, CSAM presently acts as the investment advisor to the Funds (the 'Advisor'). In anticipation of the Acquisition, at a meeting held on October 26, 2000, the Board of Trustees of the Funds approved an interim investment advisory agreement (the 'Interim Advisory Agreement') with CSAM on behalf of the Funds. The Interim Advisory Agreement will terminate, upon the earlier of 150 days from November 3, 2000 which is April 2, 2001 or the date of approval by the shareholders of a new investment advisory agreement. Under the Interim Advisory Agreement with the Funds, the Advisor will provide investment advisory services and order placement facilities for the DLJ Funds and pay all compensation of Trustees of the DLJ Funds who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish the DLJ Funds, without charge, management supervision and assistance and office facilities. As required by rule 15a-4(vi) of the 1940 Act, the Interim Advisory Agreement provides that fees earned by the Advisor with respect to each Fund will be deposited into an interest-bearing escrow account with Citibank, N.A., the Funds' Custodian, and will only be paid to CSAM if a majority of the shareholders of such Fund approves a New Investment Advisory Agreement for that Fund. If shareholders of a DLJ Fund do not approve a New Investment Advisory Agreement, CSAM will receive as compensation or reimbursement in respect of such Fund the lesser of: (i) the fee under such Interim Advisory Agreement (the 'Advisory Fee'); or (ii) the costs of providing services during the term of such Interim Advisory Agreement (plus, in each case, interest earned on that amount while in escrow). The advisory fees paid by the Funds for the fiscal year ended October 31, 2000 were based on the following annual percentage rates of the average daily net assets of each Fund: Core Equity Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Growth and Income Fund, .750 of 1% of the first $75,000,000, .500 of 1% of the balance; Small Company Value Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of
1% of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance; Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance; Technology Fund, .875 of 1% of the first $500,000,000, .750 of 1% of the next $500,000,000 and .625 of 1%
of the balance; Strategic Growth Fund, .750 of 1% of the first $500,000,000 and
 .625 of 1% of the balance; International Equity Fund and Developing Markets Fund, 1.25% of the first $100,000,000, 1.15% of the next $100,000,000 and 1% of the balance; and High Income Fund, .70 of 1% of the first $500,000,000 and .625 of 1% of the balance. Such fees are accrued daily. Effective November 1, 2000, the Advisory Fee for the International Equity Fund was reduced to 1.00% of the average daily net assets.

Through October 31, 2000, the Advisor had retained AXA Investment Managers GM Ltd. ('AXA') as subadvisor to the International Equity Fund and the Developing Markets Fund. The Advisor paid AXA for its services, out of the Advisor's own resources, at the following annual percentage rates of the average daily net assets of each of the International Equity Fund and Developing Markets Fund:
 .625 of 1% of each Portfolio's first $100,000,000, .575 of 1% of the next $100,000,000 and .50 of 1% of the balance. Effective November 1, 2000, upon the termination of AXA as subadviser of the Developing Markets Fund and International Equity Fund (the 'International Funds'), the Adviser became solely responsible for investment management of the International Funds. The investment objective of each Fund has remained unchanged.

Through October 31, 2001, the Advisor has agreed to contractual expense limitations to reduce its management fees and reimburse operating expenses by the amount that total fund operating expenses exceed the percentage of the average daily net assets of each share class of each Fund referenced below:

                            TECHNOLOGY    STRATEGIC    INTERNATIONAL    DEVELOPING    FIXED INCOME   MUNICIPAL    HIGH INCOME
                               FUND      GROWTH FUND    EQUITY FUND    MARKETS FUND       FUND       TRUST FUND      FUND
                               ----      -----------    -----------    ------------       ----       ----------      ----
Class A...................     1.39%        1.19%          2.15%           2.15%          0.95%         0.95%        1.10%
Class B...................     2.14         1.94           2.90            2.90           1.70          1.70         1.85
Class C...................     2.14         1.94           2.90            2.90           1.70          1.70         1.85
Class D...................     1.14          N/A           1.90             N/A           0.70           N/A         0.85
Class R...................     1.39         1.19           2.15            2.15           0.95          0.95         1.10

--------------------------------------------------------------------------------

After October 31, 2001, the Advisor may, in its sole discretion, determine to discontinue this practice with respect to all or any of such Funds. As a result of the assumption of expenses, the Advisor reimbursed the Technology Fund, Strategic Growth Fund, Fixed Income Fund, Municipal Trust Fund and High Income Fund $196,374, $118,483, $188,370, $138,175, and $224,209, respectively, during the year ended October 31, 2000. The Advisor and AXA waived fees amounting to $152,177 for the Developing Markets Fund during the year ended October 31, 2000.

Pursuant to Rule 12b-1 under the Act, the DLJ Funds have entered into a Distribution Services Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Funds' Distributor. Effective as of August 1, 2000, the annual distribution service fee for Class A shares of each Focus Fund portfolio was reduced from .30 of 1.00% to .25 of 1.00%. Accordingly, under the Agreement, each Fund portfolio will pay a distribution services fee to the Distributor at an annual rate of .25 of 1% of the average daily net assets attributable to Class A and Class R shares and 1% of the average daily net assets attributable to Class B and Class C shares. Under the Agreement, each Focus Fund and Select Fund portfolio is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities ('Compensation Agreement') not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, such Funds will not be obligated to pay additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit. Under the Agreement with the Opportunity Fund portfolios, amounts paid are used in their entirety to reimburse the Distributor for actual expenses incurred for distribution assistance and promotional activities ('Reimbursement Agreement'). In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including the DLJ Funds) to finance the distribution of DLJ Funds' shares. Prior to August 1, 2000, the Select Funds had a Shareholder Servicing Plan that permitted each Fund to pay banks, broker-dealers or other financial institutions for shareholder support services they provide at a rate of up to .25 of 1% of the average daily net assets of each Fund. This fee was discontinued at the time the Funds adopted a multiclass structure.

Effective May 16, 2000, each Focus Fund Trustee who is not an affiliated person as defined in the Act will be paid a fee of $2,500 for each board meeting attended, a $500 fee for each special meeting attended, a $250 fee for each audit committee meeting and an annual retainer of $500. Each Opportunity Fund Trustee who is not an affiliated person as defined in the Act will be paid a fee of $1,500 for each board meeting attended, a $500 fee for each special meeting attended, a $250 fee for each audit committee meeting and an annual retainer of $500. Each Select Fund Trustee who is not an affiliated person as defined in the Act will be paid a $500 fee for each board meeting attended, a $500 fee for each special meeting attended, a $250 fee for each audit committee meeting and an annual retainer fee of $500. Prior to May 16, 2000, each Focus Fund Trustee who is not an affiliated person as defined in the Act received an attendance fee of $2,000 per meeting and $500 per audit committee meeting and an annual retainer of $2,000. Each Opportunity Fund Trustee who is not an affiliated person as defined in the Act received attendance fees of $2,000 per meeting and $1,000 per audit committee meeting. Each Select Fund Trustee who is not an affiliated person as defined in the Act received attendance fees of $1,000 per meeting and $500 per audit committee meeting. Trustees' fees are charged to all series of the appropriate Trust and are allocated on a pro rata basis.

During the year ended October 31, 1999, the Subadvisor reimbursed the Developing Markets Fund $460,289 for realized and unrealized losses on certain security transactions.

NOTE (C) INVESTMENT TRANSACTIONS: For federal income tax purposes, the cost of securities owned at October 31, 2000 was substantially the same as the cost of securities for financial statement purposes. At October 31, 2000, the components of the net unrealized appreciation (depreciation) on investments were as follows:

                                     GROWTH AND       SMALL                    STRATEGIC                    DEVELOPING
                       CORE EQUITY     INCOME        COMPANY     TECHNOLOGY      GROWTH     INTERNATIONAL     MARKETS
                          FUND          FUND       VALUE FUND       FUND          FUND       EQUITY FUND       FUND
                          ----          ----       ----------       ----          ----       -----------       ----
Gross appreciation
 (investments having
 an excess of value
 over cost)..........  $87,651,487   $81,116,921   $62,350,828   $ 5,504,219   $1,137,352   $  5,086,151    $ 1,812,792
Gross depreciation
 (investments having
 an excess of cost
 over value).........   (2,365,489)     (864,280)   (1,261,856)   (6,315,957)    (822,673)   (10,173,843)    (3,910,192)
                       -----------   -----------   -----------   -----------   ----------   ------------    -----------
Net unrealized
 appreciation
 (depreciation) of
 investments.........  $85,285,998   $80,252,641   $61,088,972   $  (811,738)  $  314,679   $ (5,087,692)   $(2,097,400)
                       -----------   -----------   -----------   -----------   ----------   ------------    -----------
                       -----------   -----------   -----------   -----------   ----------   ------------    -----------

                          FIXED      MUNICIPAL      HIGH
                         INCOME        TRUST       INCOME
                          FUND         FUND         FUND
                          ----         ----         ----
Gross appreciation
 (investments having
 an excess of value
 over cost)..........  $   269,412   $411,784    $   156,136
Gross depreciation
 (investments having
 an excess of cost
 over value).........   (2,265,357)   (72,221)    (1,674,840)
                       -----------   --------    -----------
Net unrealized
 appreciation
 (depreciation) of
 investments.........  $(1,995,945)  $339,563    $(1,518,704)
                       -----------   --------    -----------
                       -----------   --------    -----------

For the year ended October 31, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                       SMALL                     STRATEGIC                    DEVELOPING
                       CORE EQUITY    GROWTH AND      COMPANY      TECHNOLOGY      GROWTH     INTERNATIONAL     MARKETS
                          FUND       INCOME FUND     VALUE FUND       FUND          FUND       EQUITY FUND       FUND
                          ----       -----------     ----------       ----          ----       -----------       ----
Purchases............  $97,857,211   $138,472,742   $ 83,168,818   $42,083,114   $9,883,322    $34,417,375    $23,309,285
Sales................   55,136,716    169,484,105    119,922,879     3,516,394    1,385,545     28,018,238     23,550,084

                                                       HIGH
                       FIXED INCOME    MUNICIPAL      INCOME
                           FUND       TRUST FUND       FUND
                           ----       ----------       ----
Purchases............  $115,012,501   $ 4,613,355   $6,910,875
Sales................   151,481,210    11,971,729    5,647,900

--------------------------------------------------------------------------------


NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.01 par value for the Focus Funds; $0.001 for the Opportunity Funds and Select Funds) authorized. Transactions in shares of beneficial interest were as follows:

                                          CLASS A*                    CLASS B*                CLASS C*'D'
                                          --------                    --------                ----------
                                   SHARES         AMOUNT        SHARES       AMOUNT      SHARES      AMOUNT
                                   ------         ------        ------       ------      ------      ------
CORE EQUITY FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold....................    1,110,169   $ 24,346,169      835,369   $17,925,689   203,183   $4,500,995
Shares issued through
 reinvestment of dividends and
 distributions.................      444,968      9,019,526      126,449     2,494,838        --           --
                                 -----------   ------------   ----------   -----------   -------   ----------
                                   1,555,137     33,365,695      961,818    20,420,527   203,183    4,500,995
                                 -----------   ------------   ----------   -----------   -------   ----------
Shares redeemed................     (838,237)   (18,427,363)    (236,791)   (5,072,241)     (703)     (15,544)
                                 -----------   ------------   ----------   -----------   -------   ----------
Net increase...................      716,900   $ 14,938,332      725,027   $15,348,286   202,480   $4,485,451
                                 -----------   ------------   ----------   -----------   -------   ----------
                                 -----------   ------------   ----------   -----------   -------   ----------
YEAR ENDED OCTOBER 31, 1999
Shares sold....................    1,065,641   $ 20,539,658      667,503   $12,806,960
Shares issued through
 reinvestment of dividends and
 distributions.................       79,584      1,318,711       16,719       272,358
                                 -----------   ------------   ----------   -----------
                                   1,145,225     21,858,369      684,222    13,079,318
                                 -----------   ------------   ----------   -----------
Shares redeemed................     (640,696)   (12,397,268)    (177,148)   (3,396,569)
                                 -----------   ------------   ----------   -----------
Net increase...................      504,529   $  9,461,101      507,074   $ 9,682,749
                                 -----------   ------------   ----------   -----------
                                 -----------   ------------   ----------   -----------

GROWTH AND INCOME FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold....................      586,384   $ 13,390,153      309,030   $ 5,937,239    20,313   $  471,254
Shares issued through
 reinvestment of dividends and
 distributions.................      213,248      4,986,997       50,221     1,168,147        18          436
                                 -----------   ------------   ----------   -----------   -------   ----------
                                     799,632     18,377,150      359,251     7,105,386    20,331      471,690
                                 -----------   ------------   ----------   -----------   -------   ----------
Shares redeemed................   (1,601,084)   (36,923,636)    (434,467)   (8,818,730)       --           --
                                 -----------   ------------   ----------   -----------   -------   ----------
Net increase (decrease)........     (801,452)  $(18,546,486)     (75,216)  $(1,713,344)   20,331   $  471,690
                                 -----------   ------------   ----------   -----------   -------   ----------
                                 -----------   ------------   ----------   -----------   -------   ----------
YEAR ENDED OCTOBER 31, 1999
Shares sold....................      678,846   $ 15,276,701      397,678   $ 9,035,772
Shares issued through
 reinvestment of dividends and
 distributions.................      614,712     12,914,181      139,759     2,921,650
                                 -----------   ------------   ----------   -----------
                                   1,293,558     28,190,882      537,437    11,957,422
                                 -----------   ------------   ----------   -----------
Shares redeemed................   (1,133,237)   (25,802,845)    (254,577)   (5,820,349)
                                 -----------   ------------   ----------   -----------
Net increase...................      160,321   $  2,388,037      282,860   $ 6,137,073
                                 -----------   ------------   ----------   -----------
                                 -----------   ------------   ----------   -----------

                                       CLASS D'D'D'             CLASS R'D'D'D'
                                       ------------             --------------
                                   SHARES        AMOUNT      SHARES      AMOUNT
                                   ------        ------      ------      ------
CORE EQUITY FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold....................    1,002,764   $21,958,459    45,018   $1,025,450
Shares issued through
 reinvestment of dividends and
 distributions.................       23,461       475,552        --           --
                                 -----------   -----------   -------   ----------
                                   1,026,225    22,434,011    45,018    1,025,450
                                 -----------   -----------   -------   ----------
Shares redeemed................     (234,930)   (5,341,036)     (586)     (12,764)
                                 -----------   -----------   -------   ----------
Net increase...................      791,295   $17,092,975    44,432   $1,012,686
                                 -----------   -----------   -------   ----------
                                 -----------   -----------   -------   ----------
YEAR ENDED OCTOBER 31, 1999
Shares sold....................      231,750   $ 4,666,053
Shares issued through
 reinvestment of dividends and
 distributions.................           --            --
                                 -----------   -----------
                                     231,750     4,666,053
                                 -----------   -----------
Shares redeemed................       (4,222)      (86,670)
                                 -----------   -----------
Net increase...................      227,528   $ 4,579,383
                                 -----------   -----------
                                 -----------   -----------
GROWTH AND INCOME FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold....................      190,523   $ 4,416,217     5,481   $  129,310
Shares issued through
 reinvestment of dividends and
 distributions.................       73,095     1,710,627        --           --
                                 -----------   -----------   -------   ----------
                                     263,618     6,126,844     5,481      129,310
                                 -----------   -----------   -------   ----------
Shares redeemed................     (417,169)   (9,723,691)   (1,587)     (37,224)
                                 -----------   -----------   -------   ----------
Net increase (decrease)........     (153,551)  $(3,596,847)    3,894   $   92,086
                                 -----------   -----------   -------   ----------
                                 -----------   -----------   -------   ----------
YEAR ENDED OCTOBER 31, 1999
Shares sold....................    2,283,021   $54,169,244
Shares issued through
 reinvestment of dividends and
 distributions.................        6,193       141,754
                                 -----------   -----------
                                   2,289,214    54,310,998
                                 -----------   -----------
Shares redeemed................     (240,048)   (5,645,239)
                                 -----------   -----------
Net increase...................    2,049,166   $48,665,759
                                 -----------   -----------
                                 -----------   -----------

-----------------------

      * The Technology Fund and the Strategic Growth Fund commenced offering Class A, Class B and Class C shares on August 1, 2000.

    'D' The Core Equity Fund, the Growth and Income Fund and the Small Company
        Value Fund commenced offering Class C shares on February 28, 2000.

  'D'D' The Core Equity Fund commenced offering Class D shares on May 13, 1999.
        The Growth and Income Fund commenced offering Class D shares on
        April 30, 1999. The Technology Fund commenced offering Class D shares on September 1, 2000.

'D'D'D' The Core Equity Fund, the Growth and Income Fund and the Small Company
        Value Fund commenced offering Class R shares on August 1, 2000. The Technology Fund and the Strategic Growth Fund commenced offering Class R shares on November 18, 1999.

--------------------------------------------------------------------------------

                                                CLASS A*                   CLASS B*             CLASS C*'D'
                                                --------                   --------             -----------
                                          SHARES        AMOUNT       SHARES      AMOUNT      SHARES    AMOUNT
                                          ------        ------       ------      ------      ------    ------
SMALL COMPANY VALUE FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold...........................     220,007   $  4,504,981     57,246   $ 1,113,353   10,020   $214,880
Shares issued through reinvestment of
 dividends and distributions..........     911,259     17,657,103     99,388     1,884,400      --          --
                                        ----------   ------------   --------   -----------   ------   --------
                                         1,131,266     22,162,084    156,634     2,997,753   10,020    214,880
                                        ----------   ------------   --------   -----------   ------   --------
Shares redeemed.......................  (1,939,527)   (38,421,201)  (327,158)   (6,333,402)     --          --
                                        ----------   ------------   --------   -----------   ------   --------
Net increase (decrease)...............    (808,261)  $(16,259,117)  (170,524)  $(3,335,649)  10,020   $214,880
                                        ----------   ------------   --------   -----------   ------   --------
                                        ----------   ------------   --------   -----------   ------   --------
YEAR ENDED OCTOBER 31, 1999
Shares sold...........................     531,219   $ 10,797,131    164,059   $ 3,282,346
Shares issued through reinvestment of
 dividends and distributions..........      46,275        936,650        790        15,587
                                        ----------   ------------   --------   -----------
                                           577,494     11,733,781    164,849     3,297,933
                                        ----------   ------------   --------   -----------
Shares redeemed.......................  (3,582,104)   (71,324,894)  (366,848)   (7,218,047)
                                        ----------   ------------   --------   -----------
Net decrease..........................  (3,004,610)  $(59,591,113)  (201,999)  $(3,920,114)
                                        ----------   ------------   --------   -----------
                                        ----------   ------------   --------   -----------

TECHNOLOGY FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold...........................     229,719   $  3,336,439     99,751   $ 1,408,302   37,523   $526,634
Shares redeemed.......................      (1,956)       (24,958)      (108)       (1,500)     --          --
                                        ----------   ------------   --------   -----------   ------   --------
Net increase..........................     227,763   $  3,311,481     99,643   $ 1,406,802   37,523   $526,634
                                        ----------   ------------   --------   -----------   ------   --------
                                        ----------   ------------   --------   -----------   ------   --------
STRATEGIC GROWTH FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold...........................       9,097   $    100,773     33,000   $   374,735   3,504    $ 41,785
Shares redeemed.......................          --             --       (136)       (1,535)     --          --
                                        ----------   ------------   --------   -----------   ------   --------
Net increase..........................       9,097   $    100,773     32,864   $   373,200   3,504    $ 41,785
                                        ----------   ------------   --------   -----------   ------   --------
                                        ----------   ------------   --------   -----------   ------   --------
INTERNATIONAL EQUITY FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold...........................   6,796,992   $ 88,597,638    101,412   $ 1,330,439   12,162   $151,084
Shares issued through reinvestment of
 dividends and distributions..........     472,799      5,990,357     57,330       704,010      --          --
                                        ----------   ------------   --------   -----------   ------   --------
                                         7,269,791     94,587,995    158,742     2,034,449   12,162    151,084
                                        ----------   ------------   --------   -----------   ------   --------
Shares redeemed.......................  (6,314,145)   (82,923,347)  (124,475)   (1,616,495)     --          --
                                        ----------   ------------   --------   -----------   ------   --------
Net increase..........................     955,646   $ 11,664,648     34,267   $   417,954   12,162   $151,084
                                        ----------   ------------   --------   -----------   ------   --------
                                        ----------   ------------   --------   -----------   ------   --------
YEAR ENDED OCTOBER 31, 1999
Shares sold...........................     860,513   $ 11,381,549     68,854   $   881,626
Shares issued through reinvestment of
 dividends and distributions..........     208,666      2,393,398     31,390       352,824
                                        ----------   ------------   --------   -----------
                                         1,069,179     13,774,947    100,244     1,234,450
                                        ----------   ------------   --------   -----------
Shares redeemed.......................  (1,256,969)   (16,356,572)  (206,542)   (2,568,893)
                                        ----------   ------------   --------   -----------
Net increase (decrease)...............    (187,790)  $ (2,581,625)  (106,298)  $(1,334,443)
                                        ----------   ------------   --------   -----------
                                        ----------   ------------   --------   -----------

                                            CLASS D'D'D'             CLASS R'D'D'D'
                                            ------------             --------------
                                         SHARES      AMOUNT       SHARES        AMOUNT
                                         ------      ------       ------        ------
SMALL COMPANY VALUE FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold...........................                               5,709   $    124,927
Shares issued through reinvestment of
 dividends and distributions..........                                  --             --
                                                                ----------   ------------
                                                                     5,709        124,927
                                                                ----------   ------------
Shares redeemed.......................                              (1,051)       (22,662)
                                                                ----------   ------------
Net increase (decrease)...............                               4,658   $    102,265
                                                                ----------   ------------
                                                                ----------   ------------
YEAR ENDED OCTOBER 31, 1999
Shares sold...........................
Shares issued through reinvestment of
 dividends and distributions..........

Shares redeemed.......................

Net decrease..........................

TECHNOLOGY FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold...........................   301,181   $4,272,189    3,245,020   $ 44,571,558
Shares redeemed.......................   (43,594)    (573,272)  (1,003,373)   (13,836,940)
                                        --------   ----------   ----------   ------------
Net increase..........................   257,587   $3,698,917    2,241,647   $ 30,734,618
                                        --------   ----------   ----------   ------------
                                        --------   ----------   ----------   ------------
STRATEGIC GROWTH FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold...........................                           1,032,690   $ 11,279,363
Shares redeemed.......................                            (282,434)    (3,166,259)
                                                                ----------   ------------
Net increase..........................                             750,256   $  8,113,104
                                                                ----------   ------------
                                                                ----------   ------------
INTERNATIONAL EQUITY FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold...........................   447,723   $6,062,902       13,473   $    169,837
Shares issued through reinvestment of
 dividends and distributions..........    21,021      266,755           --             --
                                        --------   ----------   ----------   ------------
                                         468,744    6,329,657       13,473        169,837
                                        --------   ----------   ----------   ------------
Shares redeemed.......................  (190,108)  (2,533,295)      (2,037)       (23,981)
                                        --------   ----------   ----------   ------------
Net increase..........................   278,636   $3,796,362       11,436   $    145,856
                                        --------   ----------   ----------   ------------
                                        --------   ----------   ----------   ------------
YEAR ENDED OCTOBER 31, 1999
Shares sold...........................   122,267   $1,606,921
Shares issued through reinvestment of
 dividends and distributions..........        --           --
                                        --------   ----------
                                         122,267    1,606,921
                                        --------   ----------
Shares redeemed.......................    (9,114)    (119,032)
                                        --------   ----------
Net increase (decrease)...............   113,153   $1,487,889
                                        --------   ----------
                                        --------   ----------

-----------------------

      * The Technology Fund and the Strategic Growth Fund commenced offering Class A, Class B and Class C shares on August 1, 2000.

    'D' The Small Company Value Fund and the International Equity Fund commenced offering Class C shares on February 28, 2000.

  'D'D' The International Equity Fund commenced offering Class D shares on
        May 13, 1999. The Technology Fund commenced offering Class D shares on September 1, 2000.

'D'D'D' The Technology Fund and the Strategic Growth Fund commenced offering
        Class R shares on November 18, 1999. The Small Company Value Fund and the International Equity Fund commenced offering Class R shares on August 1, 2000.

--------------------------------------------------------------------------------

                                                   CLASS A                   CLASS B              CLASS C'D'
                                                   -------                   -------              ----------
                                            SHARES        AMOUNT       SHARES      AMOUNT      SHARES   AMOUNT
                                            ------        ------       ------      ------      ------   ------
DEVELOPING MARKETS FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold.............................     186,207   $  2,274,649     55,944   $   625,955   1,447    $14,240
Shares redeemed.........................    (249,683)    (2,912,298)   (66,506)     (694,884)     --        --
                                          ----------   ------------   --------   -----------   -----    -------
Net increase (decrease).................     (63,476)  $   (637,649)   (10,562)  $   (68,929)  1,447    $14,240
                                          ----------   ------------   --------   -----------   -----    -------
                                          ----------   ------------   --------   -----------   -----    -------
YEAR ENDED OCTOBER 31, 1999
Shares sold.............................     295,113   $  2,812,440     25,395   $   232,158
Shares issued through reinvestment of
 dividends and distributions............       5,473         40,773         --            --
                                          ----------   ------------   --------   -----------
                                             300,586      2,853,213     25,395       232,158
                                          ----------   ------------   --------   -----------
Shares redeemed.........................    (980,986)    (7,682,356)  (108,041)     (843,094)
                                          ----------   ------------   --------   -----------
Net decrease............................    (680,400)  $ (4,829,143)   (82,646)  $  (610,936)
                                          ----------   ------------   --------   -----------
                                          ----------   ------------   --------   -----------

FIXED INCOME FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold.............................     336,527   $  3,256,988     32,723   $   319,589      25    $  250
Shares issued through reinvestment of
 dividends and distributions............     157,180      1,526,182     14,273       138,551       1         6
                                          ----------   ------------   --------   -----------   -----    -------
                                             493,707      4,783,170     46,996       458,140      26       256
                                          ----------   ------------   --------   -----------   -----    -------
Shares redeemed.........................  (1,308,905)   (12,689,386)  (169,646)   (1,649,910)     --        --
                                          ----------   ------------   --------   -----------   -----    -------
Net increase (decrease).................    (815,198)  $ (7,906,216)  (122,650)  $(1,191,770)     26    $  256
                                          ----------   ------------   --------   -----------   -----    -------
                                          ----------   ------------   --------   -----------   -----    -------

YEAR ENDED OCTOBER 31, 1999
Shares sold.............................     441,735   $  4,439,974     96,962   $   984,089
Shares issued through reinvestment of
 dividends and distributions............     207,086      2,087,393     26,021       262,583
                                          ----------   ------------   --------   -----------
                                             648,821      6,527,367    122,983     1,246,672
                                          ----------   ------------   --------   -----------
Shares redeemed.........................    (841,917)    (8,495,678)  (227,336)   (2,280,058)
                                          ----------   ------------   --------   -----------
Net increase (decrease).................    (193,096)  $ (1,968,311)  (104,353)  $(1,033,386)
                                          ----------   ------------   --------   -----------
                                          ----------   ------------   --------   -----------

MUNICIPAL TRUST FUND

YEAR ENDED OCTOBER 31, 2000
Shares sold.............................     506,447   $  4,666,724     12,796   $   128,248      25    $  250
Shares issued through reinvestment of
 dividends and distributions............      87,675        875,336      1,576        15,731       1         5
                                          ----------   ------------   --------   -----------   -----    -------
                                             594,122      5,542,060     14,372       143,979      26       255
                                          ----------   ------------   --------   -----------   -----    -------
Shares redeemed.........................  (1,334,680)   (12,950,312)   (11,036)     (109,160)     --        --
                                          ----------   ------------   --------   -----------   -----    -------
Net increase (decrease).................    (740,558)  $ (7,408,252)     3,336   $    34,819      26    $  255
                                          ----------   ------------   --------   -----------   -----    -------
                                          ----------   ------------   --------   -----------   -----    -------

YEAR ENDED OCTOBER 31, 1999
Shares sold.............................   1,193,944   $ 12,204,296     19,981   $   208,455
Shares issued through reinvestment of
 dividends and distributions............     110,367      1,144,940      1,941        20,128
                                          ----------   ------------   --------   -----------
                                           1,304,311     13,349,236     21,922       228,583
                                          ----------   ------------   --------   -----------
Shares redeemed.........................  (2,534,110)   (26,096,460)   (53,743)     (551,419)
                                          ----------   ------------   --------   -----------
Net decrease............................  (1,229,799)  $(12,747,224)   (31,821)  $  (322,836)
                                          ----------   ------------   --------   -----------
                                          ----------   ------------   --------   -----------

                                                CLASS D'D'D'           CLASS R'D'D'D'
                                                ------------           --------------
                                            SHARES        AMOUNT      SHARES   AMOUNT
                                            ------        ------      ------   ------
DEVELOPING MARKETS FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold.............................                              2,296    $21,100
Shares redeemed.........................                               (188)    (1,674)
                                                                      -----    -------
Net increase (decrease).................                              2,108    $19,426
                                                                      -----    -------
                                                                      -----    -------
YEAR ENDED OCTOBER 31, 1999
Shares sold.............................
Shares issued through reinvestment of
 dividends and distributions............
Shares redeemed.........................
Net decrease............................
FIXED INCOME FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold.............................     386,500   $  3,757,752   2,737    $26,766
Shares issued through reinvestment of
 dividends and distributions............     589,143      5,721,468       1          2
                                          ----------   ------------   -----    -------
                                             975,643      9,479,220   2,738     26,768
                                          ----------   ------------   -----    -------
Shares redeemed.........................  (3,081,629)   (29,924,903)   (516)    (5,043)
                                          ----------   ------------   -----    -------
Net increase (decrease).................  (2,105,986)  $(20,445,683)  2,222    $21,725
                                          ----------   ------------   -----    -------
                                          ----------   ------------   -----    -------
YEAR ENDED OCTOBER 31, 1999
Shares sold.............................  12,857,121   $129,704,316
Shares issued through reinvestment of
 dividends and distributions............     321,819      3,176,577
                                          ----------   ------------
                                          13,178,940    132,880,893
                                          ----------   ------------
Shares redeemed.........................  (1,338,506)   (13,268,326)
                                          ----------   ------------
Net increase (decrease).................  11,840,434   $119,612,567
                                          ----------   ------------
                                          ----------   ------------
MUNICIPAL TRUST FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold.............................                              2,597    $26,283
Shares issued through reinvestment of
 dividends and distributions............                                 --          1
                                                                      -----    -------
                                                                      2,597     26,284
                                                                      -----    -------
Shares redeemed.........................                                 --         --
                                                                      -----    -------
Net increase (decrease).................                              2,597    $26,284
                                                                      -----    -------
                                                                      -----    -------
YEAR ENDED OCTOBER 31, 1999
Shares sold.............................
Shares issued through reinvestment of
 dividends and distributions............
Shares redeemed.........................
Net decrease............................

-----------------------

    'D' The Funds commenced offering Class C shares on February 28, 2000.

  'D'D' The International Equity Fund commenced offering Class D shares on
        May 13, 1999. The Fixed Income Fund commenced offering Class D shares on April 30, 1999.

'D'D'D' The Funds commenced offering Class R shares on August 1, 2000.

--------------------------------------------------------------------------------

                                                     CLASS A                  CLASS B              CLASS C'D'
                                             -----------------------   ----------------------   ----------------
                                              SHARES       AMOUNT       SHARES      AMOUNT      SHARES   AMOUNT
                                             ---------   -----------   --------   -----------   ------   -------
HIGH INCOME FUND

YEAR ENDED OCTOBER 31, 2000
Shares sold................................    223,661   $ 2,151,376     96,854   $   930,638   8,900    $81,668
Shares issued through reinvestment of
 dividends and distributions...............     69,212       649,902     10,360        97,280      83       729
                                             ---------   -----------   --------   -----------   -----    -------
                                               292,873     2,801,278    107,214     1,027,918   8,983    82,397
                                             ---------   -----------   --------   -----------   -----    -------
Shares redeemed............................   (152,603)   (1,455,897)  (106,669)   (1,012,257)     --        --
                                             ---------   -----------   --------   -----------   -----    -------
Net increase...............................    140,270   $ 1,345,381        545   $    15,661   8,983    $82,397
                                             ---------   -----------   --------   -----------   -----    -------
                                             ---------   -----------   --------   -----------   -----    -------

YEAR ENDED OCTOBER 31, 1999*
Shares sold................................  1,147,988   $11,482,944    146,586   $ 1,472,897
Shares issued through reinvestment of
 dividends and distributions...............     29,206       289,072      3,485        34,378
                                             ---------   -----------   --------   -----------
                                             1,177,194    11,772,016    150,071     1,507,275
                                             ---------   -----------   --------   -----------
Shares redeemed............................    (91,250)     (901,341)      (219)       (2,146)
                                             ---------   -----------   --------   -----------
Net increase...............................  1,085,944   $10,870,675    149,852   $ 1,505,129
                                             ---------   -----------   --------   -----------
                                             ---------   -----------   --------   -----------

                                                 CLASS D'D'D'           CLASS R'D'D'D'
                                             --------------------   ----------------------
                                             SHARES      AMOUNT      SHARES      AMOUNT
                                             -------   ----------   --------   -----------
HIGH INCOME FUND
YEAR ENDED OCTOBER 31, 2000
Shares sold................................  128,646   $1,221,941    173,806   $ 1,579,027
Shares issued through reinvestment of
 dividends and distributions...............   14,720      136,886          1             2
                                             -------   ----------   --------   -----------
                                             143,366    1,358,827    173,807     1,579,029
                                             -------   ----------   --------   -----------
Shares redeemed............................  (67,043)    (635,769)  (157,691)   (1,398,719)
                                             -------   ----------   --------   -----------
Net increase...............................   76,323   $  723,058     16,116   $   180,310
                                             -------   ----------   --------   -----------
                                             -------   ----------   --------   -----------
YEAR ENDED OCTOBER 31, 1999*
Shares sold................................   95,325   $  951,003
Shares issued through reinvestment of
 dividends and distributions...............    2,578       25,219
                                             -------   ----------
                                              97,903      976,222
                                             -------   ----------
Shares redeemed............................   (2,019)     (19,980)
                                             -------   ----------
Net increase...............................   95,884   $  956,242
                                             -------   ----------
                                             -------   ----------

-----------------------

    'D' The High Income Fund commenced offering Class C shares on February 28,
       2000.

  'D'D' The High Income Fund commenced offering Class D shares on May 13, 1999.

'D'D'D' The High Income Fund commenced offering Class R shares on August 1,
        2000.

      * The High Income Fund commenced operations on March 8, 1999.

NOTE (E) SUBSEQUENT EVENTS: On December 18, 2000 the Board of Trustees of each of the DLJ Funds listed below ('Acquired Funds') approved an Agreement and Plan of Reorganization providing for a proposed acquisition (each such transition, an 'Acquisition') of all of the assets and liabilities of each Acquired Fund by certain CSAM advised Warburg Pincus Funds (the 'Acquiring Funds'). The Acquisition would be considered a tax free exchange of shares of beneficial interest of the Acquired Fund at net asset value and the assumption of stated liabilities. The Agreement and Plan of Reorganization is subject to the approval of the shareholders of each of the Acquired Funds.

               ACQUIRED FUNDS                               ACQUIRING FUNDS
               --------------                               ---------------
DLJ Strategic Growth Fund                     Warburg Pincus Focus Fund
DLJ Developing Markets Fund                   Warburg Pincus Emerging Markets Fund
DLJ Fixed Income Fund                         Warburg Pincus Fixed Income Fund
DLJ Municipal Trust Fund                      Warburg Pincus Municipal Bond Fund

In addition, on December 18, 2000, upon the approval of new distribution agreements ('New Distribution Agreements') by each Board of Trustees of the DLJ Funds, Credit Suisse Asset Management Securities, Inc. ('CSAMI') assumed the role as the Funds' Distributor. The New Distribution Agreements with CSAMI are in the same form as the prior agreements with DLJSC, except for the identity of the parties, the commencement date and certain other minor changes. Importantly, there are no changes to fees, services, standards of care, identification or termination provisions.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.

                                                               CORE EQUITY FUND
                    ------------------------------------------------------------------------------------------------------
                                          CLASS A                                              CLASS B
                    ----------------------------------------------------   -----------------------------------------------
                                   YEAR ENDED OCTOBER 31,                              YEAR ENDED OCTOBER 31,
                    ----------------------------------------------------   -----------------------------------------------
                      2000       1999       1998       1997       1996      2000      1999      1998      1997     1996(1)
                    --------   --------   --------   --------   --------   -------   -------   -------   -------   -------
Net asset value,
 beginning of
 period............ $  21.27   $  16.52   $  14.56   $  12.69   $  11.35   $ 20.75   $ 16.25   $ 14.41   $ 12.63   $11.88
Net investment income
 (loss)............    (0.04)*    (0.03)*       --*(6)     0.03     0.05     (0.20)*   (0.17)*   (0.12)*   (0.03)   (0.01)
Net realized and
 unrealized gain
 (loss) on
 investments.......     2.92       5.04       2.88       3.07       2.11      2.85      4.93      2.86      3.02     0.76
                    --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
Net increase in net
 asset value from
 operations........     2.88       5.01       2.88       3.10       2.16      2.65      4.76      2.74      2.99     0.75
                    --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
Dividends from net
 investment income.       --         --      (0.02)     (0.05)     (0.04)       --        --        --     (0.03)      --
Distributions from
 capital gains.....    (1.61)     (0.26)     (0.90)     (1.18)     (0.78)    (1.61)    (0.26)    (0.90)    (1.18)      --
                    --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
Total distributions.   (1.61)     (0.26)     (0.92)     (1.23)     (0.82)    (1.61)    (0.26)    (0.90)    (1.21)      --
                    --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
Net asset value, end
 of period......... $  22.54   $  21.27   $  16.52   $  14.56   $  12.69   $ 21.79     20.75   $ 16.25   $ 14.41   $12.63
                    --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
                    --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
Total return'D'D'..    14.39%     30.77%     21.00%     26.48%     20.32%    13.58%    29.73%    20.20%    25.66%    6.40%
Ratio of expenses to
 average net
 assets............     1.14%      1.23%      1.29%      1.36%      1.48%     1.85%     1.93%     1.99%     2.06%    2.17%'D'
Ratio of net
 investment income
 (loss) to average
 net assets........    (0.19)%    (0.16)%    (0.02)%     0.21%      0.47%    (0.91)%   (0.86)%   (0.72)%   (0.51)%  (0.34)%'D'
Portfolio turnover
 rate..............     26.0%      34.7%      21.0%      41.1%      60.6%     26.0%     34.7%     21.0%     41.1%    60.6%
Net assets, end of
 period (000
 omitted).......... $159,945   $135,677   $ 97,078   $ 82,926   $ 68,096   $50,233   $32,783   $17,438   $10,378   $3,177

                                     CORE EQUITY FUND
                  --------------------------------------------------------
                    CLASS C               CLASS D               CLASS R
                  ------------   --------------------------   ------------
                  PERIOD ENDED   YEAR ENDED    PERIOD ENDED   PERIOD ENDED
                   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                     2000(2)         2000         1999(3)        2000(5)
                   ------------   -----------   ------------   ------------
Net asset value,
 beginning of
 period.............. $20.01        $ 21.27       $ 20.29         $22.55
Net investment income
 (loss)..............  (0.17)*         0.02*         0.01*        (0.02)*
Net realized and
 unrealized gain
 (loss) on
 investments.........   1.95           2.92          0.97           0.02
                      ------        -------       -------         ------
Net increase in net
 asset value from
 operations..........   1.78           2.94          0.98             --
                      ------        -------       -------         ------
Dividends from net
 investment income...     --             --            --             --
Distributions from
 capital gains.......     --          (1.61)           --             --
                      ------        -------       -------         ------
Total distributions..     --          (1.61)           --             --
                      ------        -------       -------         ------
Net asset value, end
 of period........... $21.79        $ 22.60       $ 21.27         $22.55
                      ------        -------       -------         ------
                      ------        -------       -------         ------
Total return'D'D'....   8.90%         14.69%         4.83%        (0.00)%
Ratio of expenses to
 average net
 assets..............   1.32%          0.85%         1.17%'D'       0.27%
Ratio of net
 investment income
 (loss) to average
 net assets..........  (0.91)%         0.07%         0.07%'D'     (0.11)%
Portfolio turnover
 rate................   26.0%          26.0%         34.7%          26.0%
Net assets, end of
 period (000
 omitted)............ $4,412        $23,029       $ 4,839         $1,002


                                                            GROWTH AND INCOME FUND
                    ------------------------------------------------------------------------------------------------------
                                          CLASS A                                              CLASS B
                    ----------------------------------------------------   -----------------------------------------------
                                   YEAR ENDED OCTOBER 31,                              YEAR ENDED OCTOBER 31,
                    ----------------------------------------------------   -----------------------------------------------
                      2000       1999       1998       1997       1996      2000      1999      1998      1997     1996(1)
                    --------   --------   --------   --------   --------   -------   -------   -------   -------   -------
Net asset value,
 beginning of
 period............ $  23.49   $  22.60   $  20.09   $  17.18   $  14.57   $ 23.37   $ 22.55   $ 20.06   $ 17.15   $16.05
Net investment income
 (loss).............    0.16*      0.12*      0.20*      0.21       0.27        --(6)   (0.04)*    0.04*    0.08     0.14
Net realized and
 unrealized gain
 (loss) on
 investments........    0.16       2.87       3.51       4.59       2.93      0.38      2.88      3.50      4.58     1.11
                    --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
Net increase
 (decrease) in net
 asset value from
 operations.........    0.32       2.99       3.71       4.80       3.20      0.38      2.84      3.54      4.66     1.25
                    --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
Dividends from net
 investment income..   (0.12)     (0.09)     (0.17)     (0.21)     (0.24)       --     (0.01)    (0.02)    (0.07)   (0.15)
Distributions from
 capital gains......   (0.69)     (2.01)     (1.03)     (1.68)     (0.35)    (0.69)    (2.01)    (1.03)    (1.68)      --
                    --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
Total distributions.   (0.81)     (2.10)     (1.20)     (1.89)     (0.59)    (0.69)    (2.02)    (1.05)    (1.75)   (0.15)
                    --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
Net asset value, end
 of period......... $  24.62   $  23.49   $  22.60   $  20.09   $  17.18   $ 24.44   $ 23.37   $ 22.55   $ 20.06   $17.15
                     --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
                     --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
Total return'D'D'...    8.44%     14.37%     19.14%     30.53%     22.60%     7.66%    13.66%    18.29%    29.59%    7.67%
Ratio of expenses to
 average net
 assets.............    1.08%      1.11%      1.13%      1.22%      1.36%     1.80%     1.81%     1.83%     1.92%    1.99%'D'
Ratio of net
 investment income
 (loss) to average
 net assets.........    0.71%      0.52%      0.92%      1.15%      1.68%    (0.01)%   (0.18)%    0.22%     0.39%    1.06%'D'
Portfolio turnover
 rate...............    55.4%      24.5%      32.7%      19.8%      44.0%     55.4%     24.5%     32.7%     19.8%    44.0%
Net assets, end of
 period (000
 omitted).......... $162,871   $174,213   $163,936   $145,586   $113,803   $41,194   $41,144   $33,325   $19,664   $6,545



                                    GROWTH AND INCOME FUND
                   --------------------------------------------------------
                     CLASS C               CLASS D               CLASS R
                   ------------   --------------------------   ------------
                   PERIOD ENDED   YEAR ENDED    PERIOD ENDED   PERIOD ENDED
                   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                     2000(2)         2000         1999(4)        2000(5)
                   ------------   -----------   ------------   ------------
Net asset value,
 beginning of
 period.............  $20.87        $ 23.50       $ 23.73         $22.44
Net investment income
 (loss).............   (0.01)*         0.23*         0.10*          0.02*
Net realized and
 unrealized gain
 (loss) on
 investments........    3.50           0.04         (0.26)          2.13
                      ------        -------       -------         ------
Net increase
 (decrease) in net
 asset value from
 operations.........    3.49           0.27         (0.16)          2.15
                      ------        -------       -------         ------
Dividends from net
 investment income..   (0.03)         (0.18)        (0.07)        (0.04)
Distributions from
 capital gains......      --          (0.69)           --             --
                      ------        -------       -------         ------
Total distributions.   (0.03)         (0.87)        (0.07)        (0.04)
                      ------        -------       -------         ------
Net asset value, end
 of period..........  $24.39        $ 24.64       $ 23.50         $24.63
                      ------        -------       -------         ------
                      ------        -------       -------         ------
Total return'D'D'...   17.02%          8.75%        (0.67)%         9.96%
Ratio of expenses to
 average net
 assets.............    1.28%          0.80%         0.97%'D'       0.43%
Ratio of net
 investment income
 (loss) to average
 net assets.........   (0.03)%         1.00%         0.99%'D'       0.07%
Portfolio turnover
 rate...............    55.4%          55.4%         24.5%          55.4%
Net assets, end of
 period (000
 omitted)...........   $ 496        $46,708       $48,152         $   96

------------------------
'D' Annualized.
'D'D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
* Based on average shares outstanding.
(1) The Funds commenced offering Class B shares on February 28, 1996.
(2) The Funds commenced offering Class C shares on February 28, 2000.
(3) The Growth Fund commenced offering Class D shares on May 13, 1999.
(4) The Growth and Income Fund commenced offering Class D shares on April 30, 1999.
(5) The Funds commenced offering Class R shares on August 1, 2000.
(6) Amount rounds to less than $0.01.

--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.

                                                          SMALL COMPANY VALUE FUND
                                            ----------------------------------------------------
                                                                  CLASS A
                                            ----------------------------------------------------
                                                           YEAR ENDED OCTOBER 31,
                                            ----------------------------------------------------
                                              2000       1999       1998       1997       1996
                                            --------   --------   --------   --------   --------
Net asset value, beginning of period......  $  20.52   $  19.54   $  23.34   $  18.41   $  16.61
Net investment income (loss)..............      0.06*      0.06*      0.07*      0.07       0.09
Net realized and unrealized gain (loss) on
 investments..............................      4.05       1.01      (2.55)      5.66       2.16
                                            --------   --------   --------   --------   --------
Net increase (decrease) in net asset value
 from operations..........................      4.11       1.07      (2.48)      5.73       2.25
                                            --------   --------   --------   --------   --------
Dividends from net investment income......     (0.04)     (0.07)     (0.06)     (0.08)     (0.04)
Distributions from capital gains..........     (2.05)     (0.02)     (1.26)     (0.72)     (0.41)
                                            --------   --------   --------   --------   --------
Total distributions.......................     (2.09)     (0.09)     (1.32)     (0.80)     (0.45)
                                            --------   --------   --------   --------   --------
Net asset value, end of period............  $  22.54   $  20.52   $  19.54   $  23.34   $  18.41
                                            --------   --------   --------   --------   --------
                                            --------   --------   --------   --------   --------
Total return'D''D'........................     21.69%      5.47%    (11.20)%    32.48%     13.80%
Ratio of expenses to average net assets...      1.39%      1.37%      1.29%      1.35%      1.47%
Ratio of net investment income (loss) to
 average net assets.......................      0.28%      0.33%      0.30%      0.37%      0.48%
Portfolio turnover rate...................      41.6%      29.6%      41.5%      21.1%      35.1%
Net assets, end of period (000 omitted)...  $188,501   $188,192   $237,873   $283,001   $227,716

                                                                      SMALL COMPANY VALUE FUND
                                            -----------------------------------------------------------------------------
                                                                CLASS B                         CLASS C        CLASS R
                                            -----------------------------------------------   ------------   ------------
                                                        YEAR ENDED OCTOBER 31,                PERIOD ENDED   PERIOD ENDED
                                            -----------------------------------------------   OCTOBER 31,    OCTOBER 31,
                                             2000      1999      1998      1997     1996(1)     2000(3)        2000(4)
                                            -------   -------   -------   -------   -------   ------------   ------------
Net asset value, beginning of period......  $ 20.13   $ 19.23   $ 23.12   $ 18.34   $17.41       $17.96         $21.35
Net investment income (loss)..............    (0.09)*   (0.14)*   (0.09)*   (0.02)   (0.02)       (0.07)*         0.02*
Net realized and unrealized gain (loss) on
 investments..............................     3.96      1.06     (2.55)     5.57     0.95         4.05           1.25
                                            -------   -------   -------   -------   ------       ------         ------
Net increase (decrease) in net asset value
 from operations..........................     3.87      0.92     (2.64)     5.55     0.93         3.98           1.27
                                            -------   -------   -------   -------   ------       ------         ------
Dividends from net investment income......       --        --        --     (0.05)      --           --             --
Distributions from capital gains..........    (2.05)    (0.02)    (1.25)    (0.72)      --           --             --
                                            -------   -------   -------   -------   ------       ------         ------
Total distributions.......................    (2.05)    (0.02)    (1.25)    (0.77)      --           --             --
                                            -------   -------   -------   -------   ------       ------         ------
Net asset value, end of period............  $ 21.95   $ 20.13   $ 19.23   $ 23.12   $18.34       $21.94         $22.62
                                            -------   -------   -------   -------   ------       ------         ------
                                            -------   -------   -------   -------   ------       ------         ------
Total return'D''D'........................    20.80%     4.75%   (11.98)%   31.55%    5.28%       22.16%          5.95%
Ratio of expenses to average net assets...     2.10%     2.07%     1.99%     2.05%    2.15%'D'     1.42%          0.34%
Ratio of net investment income (loss) to
 average net assets.......................    (0.43)%   (0.71)%   (0.40)%   (0.32)%  (0.34)%'D'   (0.33)%         0.09%
Portfolio turnover rate...................     41.6%     29.6%     41.5%     21.1%    35.1%        41.6%          41.6%
Net assets, end of period (000 omitted)...  $17,255   $19,257   $22,284   $18,395   $6,305       $  220         $  105




                                                                        TECHNOLOGY FUND
                                            ------------------------------------------------------------------------
                                              CLASS A        CLASS B        CLASS C        CLASS D        CLASS R
                                            ------------   ------------   ------------   ------------   ------------
                                            PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                                            OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                              2000(5)        2000(5)        2000(5)        2000(6)        2000(2)
                                            ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period......     $13.30         $13.30         $13.30         $15.79        $ 10.00
Net investment loss.......................      (0.04)*        (0.07)*        (0.06)*        (0.02)*        (0.14)*
Net realized and unrealized loss on
 investments..............................      (0.47)         (0.46)         (0.47)         (2.98)          2.93
                                               ------         ------         ------         ------        -------
Net decrease in net asset value from
 operations...............................      (0.51)         (0.53)         (0.53)         (3.00)          2.79
                                               ------         ------         ------         ------        -------
Net asset value, end of period............     $12.79         $12.77         $12.77         $12.79        $ 12.79
                                               ------         ------         ------         ------        -------
                                               ------         ------         ------         ------        -------
Total return'D''D'........................      (3.83)%        (3.98)%        (3.98)%       (19.00)%        27.90%
Ratio of expenses to average net
 assets(7)................................       0.35%          0.53%          0.54%          0.18%          1.31%
Ratio of net investment loss to average
 net assets(7)............................      (0.29)%        (0.47)%        (0.48)%        (0.15)%        (1.03)%
Portfolio turnover rate...................       14.2%          14.2%          14.2%          14.2%          14.2%
Net assets, end of period (000 omitted)...     $2,913         $1,277         $  479         $3,292        $28,726

------------------------
   'D' Annualized.
'D''D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
     * Based on average shares outstanding.
   (1) The Small Company Value Fund commenced offering Class B shares on February 28, 1996.
   (2) The Technology Fund commenced operations on November 18, 1999.
   (3) The Small Company Value Fund commenced offering Class C shares on February 28, 2000.
   (4) The Small Company Value Fund commenced offering Class R shares on
       August 1, 2000.
   (5) The Technology Fund commenced offering Class A, Class B and Class C shares on August 1, 2000.
   (6) The Technology Fund commenced offering Class D shares on
       September 1, 2000.
   (7) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets, as follows: Technology Fund, 0.83% (annualized) for the period ended 10/31/00.

--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.

                                                      STRATEGIC GROWTH FUND
                                    ---------------------------------------------------------
                                      CLASS A        CLASS B        CLASS C        CLASS R
                                    ------------   ------------   ------------   ------------
                                    PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                                    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                      2000(4)        2000(4)        2000(4)        2000(1)
                                    ------------   ------------   ------------   ------------
Net asset value, beginning of
 period...........................     $11.07         $11.07         $11.07         $10.00
Net investment loss...............      (0.02)*        (0.04)*        (0.04)*        (0.05)*
Net realized and unrealized gain
 (loss) on investments............      (0.12)         (0.10)         (0.10)          0.99
                                       ------         ------         ------         ------
Net increase (decrease) in net
 asset value from operations......      (0.14)         (0.14)         (0.14)          0.94
                                       ------         ------         ------         ------
Net asset value, end of period....     $10.93         $10.93         $10.93         $10.94
                                       ------         ------         ------         ------
                                       ------         ------         ------         ------
Total return'D'D'.................      (1.26)%        (1.26)%        (1.26)%         9.40%
Ratio of expenses to average net
 assets(6)........................       0.30%          0.48%          0.48%          1.13%
Ratio of net investment loss to
 average net assets(6)............      (0.17)%        (0.34)%        (0.35)%        (0.43)%
Portfolio turnover rate...........       21.4%          21.4%          21.4%          21.4%
Net assets, end of period (000
 omitted).........................     $  100         $  359         $   38         $8,263

                                  INTERNATIONAL EQUITY FUND
                       -----------------------------------------------
                                           CLASS A
                       -----------------------------------------------
                                   YEAR ENDED OCTOBER 31,
                       -----------------------------------------------
                        2000      1999      1998      1997      1996
                       -------   -------   -------   -------   -------
Net asset value,
 beginning of
 period..............  $ 14.00   $ 12.20   $ 11.42   $ 10.38   $  9.58
Net investment income
 (loss)..............    (0.06)*   (0.06)*   (0.06)*   (0.07)*   (0.04)*
Net realized and
 unrealized gain
 (loss) on
 investments and
 foreign currency
 transactions........    (0.11)     2.56      0.99      1.11      0.84
                       -------   -------   -------   -------   -------
Net increase in net
 asset value from
 operations..........    (0.17)     2.50      0.93      1.04      0.80
                       -------   -------   -------   -------   -------
Dividends from net
 investment income...       --        --     (0.06)       --        --
Distributions from
 capital gains.......    (1.78)    (0.70)    (0.09)       --        --
                       -------   -------   -------   -------   -------
Total distributions..    (1.78)    (0.70)    (0.15)       --        --
                       -------   -------   -------   -------   -------
Net asset value, end
 of period...........  $ 12.05   $ 14.00   $ 12.20   $ 11.42   $ 10.38
                       -------   -------   -------   -------   -------
                       -------   -------   -------   -------   -------
Total return'D'D'....    (1.87)%   21.76%     8.20%    10.02%     8.35%
Ratio of expenses to
 average net
 assets(6)...........     2.03%     2.15%     2.15%     2.15%     2.15%
Ratio of net
 investment income
 (loss) to average
 net assets(6).......    (0.45)%   (0.44)%   (0.49)%   (0.59)%   (0.39)%
Portfolio turnover
 rate................     45.2%     82.0%     69.7%     73.9%     94.1%
Net assets, end of
 period (000
 omitted)............  $52,966   $48,181   $44,286   $44,316   $42,170




                                                              INTERNATIONAL EQUITY FUND
                       -------------------------------------------------------------------------------------------------------
                                         CLASS B                        CLASS C               CLASS D               CLASS R
                       --------------------------------------------   ------------   --------------------------   ------------
                                  YEAR ENDED OCTOBER 31,              PERIOD ENDED   YEAR ENDED    PERIOD ENDED   PERIOD ENDED
                       --------------------------------------------   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                         2000      1999     1998     1997     1996      2000(2)         2000         1999(3)        2000(5)
                       --------   ------   ------   ------   ------     -------         ----         -------        -------
Net asset value,
 beginning of
 period..............  $  13.63   $11.98   $11.24   $10.29   $ 9.57      $13.35        $14.02         $12.69         $13.05
Net investment income
 (loss)..............     (0.16)*  (0.15)*  (0.15)*  (0.15)*  (0.13)*     (0.24)*        0.02*         (0.14)*       (0.11)*
Net realized and
 unrealized gain
 (loss) on
 investments and
 foreign currency
 transactions........     (0.12)    2.50     0.98     1.10     0.85       (1.52)        (0.17)          1.47         (0.89)
                       --------   ------   ------   ------   ------      ------        ------         ------         ------
Net increase in net
 asset value from
 operations..........     (0.28)    2.35     0.83     0.95     0.72       (1.76)        (0.15)          1.33         (1.00)
                       --------   ------   ------   ------   ------      ------        ------         ------         ------
Dividends from net
 investment income...        --       --       --       --       --          --            --             --             --
Distributions from
 capital gains.......     (1.78)   (0.70)   (0.09)      --       --          --         (1.78)            --             --
                       --------   ------   ------   ------   ------      ------        ------         ------         ------
Total distributions..     (1.78)   (0.70)   (0.09)      --       --          --         (1.78)            --             --
                       --------   ------   ------   ------   ------      ------        ------         ------         ------
Net asset value, end
 of period...........  $  11.57   $13.63   $11.98   $11.24   $10.29      $11.59        $12.09         $14.02         $12.05
                       --------   ------   ------   ------   ------      ------        ------         ------         ------
                       --------   ------   ------   ------   ------      ------        ------         ------         ------
Total return'D'D'....     (2.84)%  20.86%    7.43%    9.23%    7.52%     (13.18)%       (1.70)%        10.48%        (7.66)%
Ratio of expenses to
 average net
 assets(6)...........      2.78%    2.90%    2.90%    2.90%    2.90%       2.59%         1.50%          1.90%'D'       1.63%
Ratio of net
 investment income
 (loss) to average
 net assets(6).......     (1.22)%  (1.18)%  (1.24)%  (1.32)%  (1.25)%'D'     (1.81)%     0.18%         (1.14)%'D'    (0.87)%
Portfolio turnover
 rate................      45.2%    82.0%    69.7%    73.9%    94.1%       45.2%         45.2%          82.0%          45.2%
Net assets, end of
 period (000
 omitted)............  $  5,089   $5,527   $6,133   $6,821   $4,955      $  141        $4,738         $1,586         $  138

------------------------
  'D' Annualized.

'D'D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

    * Based on average shares outstanding.

  (1) The Strategic Growth Fund commenced operations on November 18, 1999.

  (2) The International Equity Fund commenced offering Class C shares on February 28, 2000.

  (3) The International Equity Fund commenced offering Class D shares on May 13, 1999.

  (4) The Strategic Growth Fund commenced offering Class A, Class B and Class C shares on August 1, 2000.

  (5) The International Equity Fund commenced offering Class R shares on August 1, 2000.

  (6) Net of voluntary assumption by Advisor and Subadvisor of expenses, expressed as a percentage of average net assets, as follows: Strategic Growth Fund, 1.87% (annualized) for the period ended 10/31/00; International Equity Fund Class A and Class B shares, .04%, .10%, .18% and .27% for the years ended 10/31/99, 98, 97 and 96, respectively; and International Equity Fund Class D shares, .04% (annualized) for the period 05/13/99 through 10/31/99.

--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.

                                                                             DEVELOPING MARKETS FUND
                                               -----------------------------------------------------------------------------------
                                                                      CLASS A                                     CLASS B
                                               -----------------------------------------------------------      ------------------
                                                              YEAR ENDED OCTOBER 31,                         YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------------------      ------------------
                                                2000         1999         1998         1997         1996         2000        1999
                                               -------      -------      -------      -------      -------      ------      ------
Net asset value, beginning of period.........  $  9.95      $  7.14      $  9.52      $  9.96      $  9.53      $ 9.66      $ 6.96
Net investment income (loss).................    (0.08)*       0.03*        0.02*       (0.02)*      (0.01)*     (0.16)*     (0.03)*
Net realized and unrealized gain (loss) on
 investments and foreign currency
 transactions................................    (1.28)        2.58        (2.40)       (0.40)        0.44       (1.22)       2.50
Contribution from subadvisor.................       --         0.23           --           --           --          --        0.23
                                               -------      -------      -------      -------      -------      ------      ------
Net increase (decrease) in net asset value
 from operations.............................    (1.36)        2.84        (2.38)       (0.42)        0.43       (1.38)       2.70
                                               -------      -------      -------      -------      -------      ------      ------
Dividends from net investment income.........       --        (0.01)          --           --           --          --          --
Distributions from capital gains.............       --           --           --        (0.02)          --          --          --
Tax return of capital........................       --        (0.02)          --           --           --          --          --
                                               -------      -------      -------      -------      -------      ------      ------
Total distributions..........................       --        (0.03)          --        (0.02)          --          --          --
                                               -------      -------      -------      -------      -------      ------      ------
Net asset value, end of period...............  $  8.59      $  9.95      $  7.14      $  9.52      $  9.96      $ 8.28      $ 9.66
                                               -------      -------      -------      -------      -------      ------      ------
                                               -------      -------      -------      -------      -------      ------      ------
Total return'D''D'...........................   (13.67)%      39.82%      (25.00)%      (4.18)%       4.51%     (14.29)%     38.79%
Ratio of expenses to average net assets(5)...     2.15%        2.15%        2.15%        2.15%        2.15%       2.90%       2.90%
Ratio of net investment income (loss) to
 average net assets(5).......................    (0.70)%       0.32%        0.22%       (0.17)%      (0.14)%     (1.43)%     (0.36)%
Portfolio turnover rate......................    115.4%        36.9%        43.6%        52.8%        26.8%      115.4%       36.9%
Net assets, end of period (000 omitted)......  $13,294      $16,023      $16,355      $29,402      $36,918      $2,214      $2,685

                                                                  DEVELOPING MARKETS FUND
                                               -------------------------------------------------------------
                                                           CLASS B                 CLASS C        CLASS R
                                               -------------------------------   ------------   ------------
                                                 YEAR ENDED OCTOBER 31,
                                               -------------------------------   OCTOBER 31,    OCTOBER 31,
                                                1998         1997        1996      2000(3)        2000(4)
                                               -------      ------      ------   ------------   ------------
Net asset value, beginning of period.........  $  9.36      $ 9.86      $ 9.52      $12.35         $10.54
Net investment income (loss).................    (0.04)*     (0.19)*     (0.08)*     (0.28)*       (0.19)*
Net realized and unrealized gain (loss) on
 investments and foreign currency
 transactions................................    (2.36)      (0.29)       0.42       (3.81)        (1.76)
Contribution from subadvisor.................       --          --          --          --             --
                                               -------      ------      ------      ------         ------
Net increase (decrease) in net asset value
 from operations.............................    (2.40)      (0.48)       0.34       (4.09)        (1.95)
                                               -------      ------      ------      ------         ------
Dividends from net investment income.........       --          --          --          --             --
Distributions from capital gains.............       --       (0.02)         --          --             --
Tax return of capital........................       --          --          --          --             --
                                               -------      ------      ------      ------         ------
Total distributions..........................       --       (0.02)         --          --             --
                                               -------      ------      ------      ------         ------
Net asset value, end of period...............  $  6.96      $ 9.36      $ 9.86      $ 8.26         $ 8.59
                                               -------      ------      ------      ------         ------
                                               -------      ------      ------      ------         ------
Total return'D''D'...........................   (25.64)%     (4.83)%      3.57%     (33.12)%      (18.50)%
Ratio of expenses to average net assets(5)...     2.90%       2.90%       2.90%       1.97%          0.54%
Ratio of net investment income (loss) to
 average net assets(5).......................    (0.50)%     (1.74)%     (0.83)%     (1.97)%       (0.54)%
Portfolio turnover rate......................     43.6%       52.8%       26.8%      115.4%         115.4%
Net assets, end of period (000 omitted)......  $ 2,509      $4,941      $3,641      $   12         $   18




                                                                            FIXED INCOME FUND
                                                --------------------------------------------------------------------------
                                                                    CLASS A                               CLASS B
                                                -----------------------------------------------   ------------------------
                                                            YEAR ENDED OCTOBER 31,                 YEAR ENDED OCTOBER 31,
                                                -----------------------------------------------   ------------------------
                                                 2000      1999      1998      1997      1996      2000     1999     1998
                                                -------   -------   -------   -------   -------   ------   ------   ------
Net asset value, beginning of period.........   $  9.83   $ 10.46   $ 10.16   $ 10.07   $ 10.22   $ 9.83   $10.46   $10.16
Net investment income........................      0.52      0.50      0.53      0.58      0.58     0.45     0.43     0.46
Net realized and unrealized gain (loss) on
 investments.................................     (0.02)    (0.53)     0.30      0.09     (0.15)   (0.02)   (0.53)    0.30
                                                -------   -------   -------   -------   -------   ------   ------   ------
Net increase (decrease) in net asset value
 from operations.............................      0.50     (0.03)     0.83      0.67      0.43     0.43    (0.10)    0.76
                                                -------   -------   -------   -------   -------   ------   ------   ------
Dividends from net investment income.........     (0.52)    (0.50)    (0.53)    (0.58)    (0.58)   (0.45)   (0.43)   (0.46)
Distributions from capital gains.............        --     (0.10)       --        --        --       --    (0.10)      --
                                                -------   -------   -------   -------   -------   ------   ------   ------
Total distributions..........................     (0.52)    (0.60)    (0.53)    (0.58)    (0.58)   (0.45)   (0.53)   (0.46)
                                                -------   -------   -------   -------   -------   ------   ------   ------
Net asset value, end of period...............   $  9.81   $  9.83   $ 10.46   $ 10.16   $ 10.07   $ 9.81   $ 9.83   $10.46
                                                -------   -------   -------   -------   -------   ------   ------   ------
                                                -------   -------   -------   -------   -------   ------   ------   ------
Total return'D''D'...........................      5.31%    (0.26)%    8.46%     6.84%     4.34%    4.57%   (0.97)%   7.71%
Ratio of expenses to average net assets(5)...      0.99%     1.00%     1.00%     1.00%     1.00%    1.70%    1.70%    1.70%
Ratio of net investment income to average net
 assets(5)...................................      5.38%     4.91%     5.24%     5.74%     5.72%    4.67%    4.21%    4.50%
Portfolio turnover rate......................      84.2%     84.3%    114.0%    119.3%     90.2%    84.2%    84.3%   114.0%
Net assets, end of period (000 omitted)......   $34,951   $43,060   $47,834   $54,755   $56,388   $3,256   $4,471   $5,849

                                                                                  FIXED INCOME FUND
                                                   -------------------------------------------------------------------------------
                                                         CLASS B           CLASS C                CLASS D               CLASS R
                                                   -------------------   ------------   ---------------------------   ------------
                                                   YEAR ENDED OCTOBER 31, ERIOD ENDED    YEAR ENDED    PERIOD ENDED   PERIOD ENDED
                                                   -------------------   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                       1997    1996(1)     2000(3)          2000         1999(2)        2000(4)
                                                      ------   -------   ------------   ------------   ------------   ------------
Net asset value, beginning of period.........         $10.07   $10.22       $ 9.69        $  9.83        $  10.09        $ 9.71
Net investment income........................           0.50     0.34         0.25           0.55            0.26          0.14
Net realized and unrealized gain (loss) on
 investments.................................           0.09    (0.15)        0.12          (0.02)          (0.26)         0.10
                                                      ------   ------       ------        -------        --------        ------
Net increase (decrease) in net asset value
 from operations.............................           0.59     0.19         0.37           0.53              --          0.24
                                                      ------   ------       ------        -------        --------        ------
Dividends from net investment income.........          (0.50)   (0.34)       (0.25)         (0.55)          (0.26)        (0.14)
Distributions from capital gains.............             --       --           --             --              --            --
                                                      ------   ------       ------        -------        --------        ------
Total distributions..........................          (0.50)   (0.34)       (0.25)         (0.55)         (0.26)         (0.14)
                                                      ------   ------       ------        -------        --------        ------
Net asset value, end of period...............         $10.16   $10.07       $ 9.81        $  9.81        $   9.83        $ 9.81
                                                      ------   ------       ------        -------        --------        ------
                                                      ------   ------       ------        -------        --------        ------
Total return'D''D'...........................           6.10%    2.23%        3.86%          5.62%           0.04%         2.44%
Ratio of expenses to average net assets(5)...           1.70%    1.70%'D'      1.70%'D'      0.70%           0.70%'D'      0.99%'D'
Ratio of net investment income to average net
 assets(5)...................................           4.99%    5.03%'D'      4.08%'D'      5.67%           6.30%'D'      6.51%'D'
Portfolio turnover rate......................          119.3%    90.2%        84.2%          84.2%           84.3%         84.2%
Net assets, end of period (000 omitted)......         $3,375   $1,629       $   --(6)     $95,471        $116,424        $   22

------------------------
   'D' Annualized.
'D''D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized. Total return for the year ended October 31, 1999 excluding the effect of the contribution from the Subadvisor for realized and unrealized securities losses was 36.59% and 35.49% for the Developing Markets Fund Class A and B shares, respectively.
     * Based on average shares outstanding.
   (1) The Fixed Income Fund commenced offering Class B shares on February 28, 1996.
   (2) The Fixed Income Fund commenced offering Class D shares on
       April 30, 1999.
   (3) The Funds commenced offering Class C shares on February 28, 2000.
   (4) The Funds commenced offering Class R shares on August 1, 2000.
   (5) Net of voluntary assumption by Advisor and Subadvisor of expenses, expressed as a percentage of average net assets, as follows: Developing Markets Fund Class A and Class B shares, .72%, .76%, .61%, .34% and .54% for the years ended 10/31/00, 99, 98, 97 and 96, respectively; Developing Markets Fund Class C shares, .72% (annualized) for the period 02/28/00 through 10/31/00; Developing Markets Fund Class R shares, .72% (annualized) for the period 08/01/00 through 10/31/00; Fixed Income
       Fund Class A shares, .13%, .14%, .30%, .30% and .34% for the years ended 10/31/00, 99, 98, 97 and 96, respectively; Fixed Income Fund
       Class B shares, .13%, .14%, .30%, and .30% for the years ended 10/31/00, 99, 98 and 97, respectively, and .34% (annualized) for the period 02/28/96 through 10/31/96; Fixed Income Fund Class C shares, .13% (annualized) for the period 02/28/00 through 10/31/00; Fixed Income
       Fund Class D shares, .13% for the year ended 10/31/00 and .14% (annualized) for the period 04/30/99 through 10/31/99; and Fixed
       Income Fund Class R shares, .13% (annualized) for the period
       08/01/00 through 10/31/00.
   (6) Amount rounds to less than $1,000.

--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.

                                                         MUNICIPAL TRUST FUND
                                            -----------------------------------------------
                                                                CLASS A
                                            -----------------------------------------------
                                                        YEAR ENDED OCTOBER 31,
                                            -----------------------------------------------
                                             2000      1999      1998      1997      1996
                                            -------   -------   -------   -------   -------
Net asset value, beginning of period......  $ 10.05   $ 10.53   $ 10.29   $ 10.01   $ 10.06
Net investment income.....................     0.39      0.38      0.38      0.45      0.43
Net realized and unrealized gain (loss) on
 investments..............................     0.12     (0.48)     0.24      0.28     (0.05)
                                            -------   -------   -------   -------   -------
Net increase (decrease) in net asset value
 from operations..........................     0.51     (0.10)     0.62      0.73      0.38
                                            -------   -------   -------   -------   -------
Dividends from net investment income......    (0.39)    (0.38)    (0.38)    (0.45)    (0.43)
Distributions from capital gains..........    (0.08)       --        --        --        --
                                            -------   -------   -------   -------   -------
Total distributions.......................    (0.47)    (0.38)    (0.38)    (0.45)    (0.43)
                                            -------   -------   -------   -------   -------
Net asset value, end of period............  $ 10.09   $ 10.05   $ 10.53   $ 10.29   $ 10.01
                                            -------   -------   -------   -------   -------
                                            -------   -------   -------   -------   -------
Total return'D'D'.........................     5.20%    (1.02)%    6.28%     7.37%     3.83%
Ratio of expenses to average net
 assets(6)................................     0.99%     1.00%     1.00%     0.70%     0.80%
Ratio of net investment income to average
 net assets(6)............................     3.92%     3.65%     3.78%     4.38%     4.26%
Portfolio turnover rate...................     17.7%     76.5%     51.5%     84.3%     79.3%
Net assets, end of period (000 omitted)...  $22,565   $29,912   $44,306   $35,878   $38,794

                                                                      MUNICIPAL TRUST FUND
                                            -------------------------------------------------------------------------
                                                              CLASS B                       CLASS C        CLASS R
                                            -------------------------------------------   ------------   ------------
                                                      YEAR ENDED OCTOBER 31,              PERIOD ENDED   PERIOD ENDED
                                            -------------------------------------------   OCTOBER 31,    OCTOBER 31,
                                             2000     1999     1998     1997    1996(1)     2000(3)        2000(5)
                                            ------   ------   ------   ------   -------   ------------   ------------
Net asset value, beginning of period......  $10.05   $10.53   $10.29   $10.01   $10.12       $ 9.88         $10.04
Net investment income.....................    0.32     0.31     0.32     0.37     0.25         0.19           0.10
Net realized and unrealized gain (loss) on
 investments..............................    0.12    (0.48)    0.24     0.28    (0.11)        0.17           0.05
                                            ------   ------   ------   ------   ------       ------         ------
Net increase (decrease) in net asset value
 from operations..........................    0.44    (0.17)    0.56     0.65     0.14         0.36           0.15
                                            ------   ------   ------   ------   ------       ------         ------
Dividends from net investment income......   (0.32)   (0.31)   (0.32)   (0.37)   (0.25)       (0.19)         (0.10)
Distributions from capital gains..........   (0.08)      --       --       --       --           --             --
                                            ------   ------   ------   ------   ------       ------         ------
Total distributions.......................   (0.40)   (0.31)   (0.32)   (0.37)   (0.25)       (0.19)         (0.10)
                                            ------   ------   ------   ------   ------       ------         ------
Net asset value, end of period............  $10.09   $10.05   $10.53   $10.29   $10.01       $10.05         $10.09
                                            ------   ------   ------   ------   ------       ------         ------
                                            ------   ------   ------   ------   ------       ------         ------
Total return'D'D'.........................    4.45%   (1.71)%   5.54%    6.62%    1.42%        3.65%          1.46%
Ratio of expenses to average net
 assets(6)................................    1.70%    1.70%    1.70%    1.40%    1.23%'D'      1.70%'D'      0.99%'D'
Ratio of net investment income to average
 net assets(6)............................    3.21%    2.94%    3.04%    3.66%    3.81%'D'      2.91%'D'      4.01%'D'
Portfolio turnover rate...................    17.7%    76.5%    51.5%    84.3%    79.3%        17.7%          17.7%
Net assets, end of period (000 omitted)...  $1,082   $1,044   $1,430   $  546   $  489       $   --(7)      $   26





                                                                HIGH INCOME FUND
                                            ---------------------------------------------------------
                                                      CLASS A                       CLASS B
                                            ---------------------------   ---------------------------
                                             YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                            OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                2000         1999(2)          2000         1999(2)
                                            ------------   ------------   ------------   ------------
Net asset value, beginning of period......     $  9.66       $ 10.00         $ 9.66         $10.00
Net investment income.....................        0.88          0.56           0.81           0.50
Net realized and unrealized gain (loss) on
 investments..............................       (0.86)        (0.34)         (0.86)         (0.34)
                                               -------       -------         ------         ------
Net increase (decrease) in net asset value
 from operations..........................        0.02          0.22          (0.05)          0.16
                                               -------       -------         ------         ------
Dividends from net investment income......       (0.88)        (0.56)         (0.81)         (0.50)
Distributions from capital gains..........       (0.07)           --          (0.07)            --
                                               -------       -------         ------         ------
Total distributions.......................       (0.95)        (0.56)         (0.88)         (0.50)
                                               -------       -------         ------         ------
Net asset value, end of period............     $  8.73       $  9.66         $ 8.73         $ 9.66
                                               -------       -------         ------         ------
                                               -------       -------         ------         ------
Total return'D'D'.........................       (0.06)%        2.19%         (0.81)%         1.60%
Ratio of expenses to average net
 assets(6)................................        1.10%         1.10%'D'       1.85%          1.85%'D'
Ratio of net investment income to average
 net assets(6)............................        9.35%         8.61%'D'       8.60%          7.83%'D'
Portfolio turnover rate...................        43.9%        188.4%          43.9%         188.4%
Net assets, end of period (000 omitted)...     $10,709       $10,488         $1,313         $1,447

                                                                HIGH INCOME FUND
                                            ---------------------------------------------------------
                                              CLASS C                CLASS D               CLASS R
                                            ------------   ---------------------------   ------------
                                            PERIOD ENDED    YEAR ENDED    PERIOD ENDED   PERIOD ENDED
                                            OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                              2000(3)          2000         1999(4)        2000(5)
                                            ------------   ------------   ------------   ------------
Net asset value, beginning of period......     $ 9.57         $ 9.65         $10.23         $ 9.21
Net investment income.....................       0.53           0.90           0.41           0.21
Net realized and unrealized gain (loss) on
 investments..............................      (0.84)         (0.85)         (0.58)         (0.48)
                                               ------         ------         ------         ------
Net increase (decrease) in net asset value
 from operations..........................      (0.31)          0.05          (0.17)         (0.27)
                                               ------         ------         ------         ------
Dividends from net investment income......      (0.53)         (0.90)         (0.41)         (0.21)
Distributions from capital gains..........         --          (0.07)            --             --
                                               ------         ------         ------         ------
Total distributions.......................      (0.53)         (0.97)         (0.41)         (0.21)
                                               ------         ------         ------         ------
Net asset value, end of period............     $ 8.73         $ 8.73         $ 9.65         $ 8.73
                                               ------         ------         ------         ------
                                               ------         ------         ------         ------
Total return'D'D'.........................      (3.31)%         0.29%         (1.63)%        (2.98)
Ratio of expenses to average net
 assets(6)................................       1.85%'D'       0.85%          0.85%'D'       1.10%'D'
Ratio of net investment income to average
 net assets(6)............................       7.57%'D'       9.62%          9.36%'D'       9.14%'D'
Portfolio turnover rate...................       43.9%          43.9%         188.4%          43.9%
Net assets, end of period (000 omitted)...     $   78         $1,504         $  926         $  141

------------------------
  'D' Annualized.

'D'D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

    * Based on average shares outstanding.

  (1) The Municipal Trust Fund commenced offering Class B shares on February 28, 1996.

  (2) The High Income Fund commenced operations on March 8, 1999.

  (3) The Funds commenced offering Class C shares on February 28, 2000.

  (4) The High Income Fund commenced offering Class D shares on May 13, 1999.

  (5) The Funds commenced offering Class R shares on August 1, 2000.

  (6) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets, as follows: Municipal Trust Fund
      Class A, .53%, .42%, .41%, .74% and .64% for the years ended 10/31/00,
      99, 98, 97 and 96, respectively; Municipal Trust Fund Class B, .53%, .42%, .41% and .74% for the years ended 10/31/00, 99, 98 and 97, respectively, and .64% (annualized) for the period 02/28/96 through 10/31/96; Municipal Trust Fund Class C shares, .53% (annualized) for the period 02/28/00 through 10/31/00; Municipal Trust Fund Class R shares, .53% (annualized) for the period 08/01/00 through 10/31/00; High Income Fund Class A shares, 1.58% for the year ended 10/31/00 and 1.43% (annualized) for the period 03/08/99 through 10/31/99; High Income Fund Class B shares, 1.58% for the year ended 10/31/00 and 1.43% (annualized) for the period 03/08/99 through 10/31/99; High Income Fund Class C shares, 1.58% (annualized) for the period 02/28/00 through 10/31/00; High Income Fund Class D shares, 1.58% for the year ended 10/31/00 and 1.43% (annualized) for the period 05/13/99 through 10/31/99; and High Income Fund Class R shares, 1.58% (annualized) for the period 08/01/00 through 10/31/00.

  (7) Amount rounds to less than $1,000.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
DLJ Focus Funds
DLJ Opportunity Funds and
DLJ Select Funds

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of DLJ Focus Funds (comprising, respectively, DLJ Core Equity Fund, DLJ Fixed Income Fund, DLJ Growth and Income Fund, DLJ Municipal Trust Fund and DLJ Small Company Value Fund), DLJ Select Funds (comprising, respectively, DLJ Strategic Growth Fund and DLJ Technology Fund) and DLJ High Income Fund, DLJ International Equity Fund and DLJ Developing Markets Fund (three of the funds comprising DLJ Opportunity Funds) as of October 31, 2000, and the related statements of operations and changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at October 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                    ERNEST & YOUNG LLP

New York, New York
December 20, 2000

DLJ MUTUAL FUNDS -- TAX INFORMATION (unaudited)
--------------------------------------------------------------------------------

We are required by Subchapter M of the Internal Revenue Code of 1986 to advise you as to the federal tax status of distributions received by shareholders during the Funds' fiscal year ended October 31, 2000. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Funds were derived from the following sources:

                                                                              ORDINARY INCOME
                                                                          DISTRIBUTIONS PER SHARE
                                                                          -----------------------
                                                 TAX     ALTERNATIVE       FROM           FROM             FROM
                                               EXEMPT    MINIMUM TAX    INVESTMENT     SHORT-TERM       LONG-TERM
FUND                                           INCOME*      INCOME        INCOME     CAPITAL GAINS    CAPITAL GAINS
----                                           -------      ------        ------     -------------    -------------
DLJ Core Equity Fund -- Class A..............  $--         $--           $--           $--                $1.610
DLJ Core Equity Fund -- Class B..............   --          --            --            --                 1.610
DLJ Core Equity Fund -- Class D..............   --          --            --            --                 1.610
DLJ Growth and Income Fund -- Class A........   --          --            0.121         --                 0.685
DLJ Growth and Income Fund -- Class B........   --          --            --            --                 0.685
DLJ Growth and Income Fund -- Class C........   --          --            0.031         --                 --
DLJ Growth and Income Fund -- Class D........   --          --            0.179         --                 0.685
DLJ Growth and Income Fund -- Class R........   --          --            0.044         --                 --
DLJ Small Company Value Fund -- Class A......   --          --            0.040         0.595              1.450
DLJ Small Company Value Fund -- Class B......   --          --            --            0.595              1.450
DLJ International Equity Fund -- Class A.....   --          --            --            0.185              1.590
DLJ International Equity Fund -- Class B.....   --          --            --            0.185              1.590
DLJ International Equity Fund -- Class D.....   --          --            --            0.185              1.590
DLJ Fixed Income Fund -- Class A.............   --          --            0.524         --                 --
DLJ Fixed Income Fund -- Class B.............   --          --            0.454         --                 --
DLJ Fixed Income Fund -- Class C.............   --          --            0.249         --                 --
DLJ Fixed Income Fund -- Class D.............   --          --            0.553         --                 --
DLJ Fixed Income Fund -- Class R.............   --          --            0.136         --                 --
DLJ Municipal Trust Fund -- Class A..........  0.335        0.053         0.004         --                 0.080
DLJ Municipal Trust Fund -- Class B..........  0.274        0.044         0.003         --                 0.080
DLJ Municipal Trust Fund -- Class C..........  0.160        0.025         0.002         --                 --
DLJ Municipal Trust Fund -- Class R..........  0.082        0.013         0.001         --                 --
DLJ High Income Fund -- Class A..............   --          --            0.879         0.070              --
DLJ High Income Fund -- Class B..............   --          --            0.808         0.070              --
DLJ High Income Fund -- Class C..............   --          --            0.533         --                 --
DLJ High Income Fund -- Class D..............   --          --            0.902         0.070              --
DLJ High Income Fund -- Class R..............   --          --            0.210         --                 --

* Federally exempt interest dividends.

Because each Fund's fiscal year is not the calendar year, calendar year taxpayers should use the dollar amounts and the nature of those amounts referenced on Form 1099-Div which will be mailed to you in late January, 2001. Included with your 1099-Div will be a notice identifying the percentage of ordinary dividends paid in 2000 which were derived from Federal obligations. In addition, for use by our DLJ Municipal Trust shareholders, a schedule referencing the source of federal tax exempt income identified by state will be provided. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investments in each Fund.

TRUSTEES

G. Moffett Cochran
Robert E. Fischer
Stig Host
Martin Jaffe
Wilmot H. Kidd, III
Peter F. Krogh
John J. Sheehan

OFFICERS

G. Moffett Cochran, Chairman and President
Martin Jaffe, Vice President, Treasurer and Secretary
William Butler, Vice President
Richard J. Hanlon, Vice President
Cathy A. Jameson, Vice President
Brian A. Kammerer, Vice President
Marybeth B. Leithead, Vice President
Luisa Michel, Vice President
Hugh M. Neuburger, Vice President
Roger W. Vogel, Vice President

INVESTMENT ADVISOR

Credit Suisse Asset Management, LLC
An Investment Management Subsidiary of
Credit Suisse Group
277 Park Avenue, New York, NY 10172

CUSTODIAN
Citibank, N.A.
111 Wall Street, New York, NY 10043

TRANSFER AGENT
PFPC, Inc.
P.O. Box 61787 (211 South Gulph Road)
King of Prussia, PA 19406-0903

DISTRIBUTOR
Credit Suisse Asset Management Securities, Inc.
277 Park Avenue, New York, NY 10172

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue, New York, NY 10019

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street, New York, NY 10004


This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

[DLJ LOGO]

ANNUAL combined 10/00


277 Park Avenue, New York, NY 10172



                            STATEMENT OF DIFFERENCES
                            ------------------------

The dagger symbol shall be expressed as .................................. 'D'